UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Ryan O’Connor

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X SuperDividend® ETF (ticker: SDIV)
Global X Social Media ETF (ticker: SOCL)
Global X Guru® Index ETF (ticker: GURU)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X Renewable Energy Producers ETF (ticker: RNRG)
Global X S&P 500® Catholic Values ETF (ticker: CATH)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X E-commerce ETF (ticker: EBIZ)
Global X S&P Catholic Values Developed ex-U.S. ETF (ticker: CEFA)
Global X NASDAQ 100® Tail Risk ETF (ticker: QTR)
Global X NASDAQ 100® Collar 95-110 ETF (ticker: QCLR)
Global X S&P 500® Tail Risk ETF (ticker: XTR)
Global X S&P 500® Collar 95-110 ETF (ticker: XCLR)
Global X Disruptive Materials ETF (ticker: DMAT)

Semi-Annual Report

April 30, 2024

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/ redemption units. Brokerage commissions will reduce returns.

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Lithium & Battery Tech ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 13.9%
Materials — 13.9%
Core Lithium * (A)	20,291,316	$1,910,546
IGO	6,560,361	33,696,400
Latin Resources *	25,562,184	3,734,735
Liontown Resources * (A)	15,113,169	12,218,114
Mineral Resources	1,856,834	87,042,108
Pilbara Minerals	28,877,207	76,130,818
Sayona Mining * (A)	100,866,916	2,226,932

TOTAL AUSTRALIA		216,959,653
BRAZIL — 0.5%
Materials — 0.5%
Sigma Lithium * (A)	500,699	7,195,045

CANADA — 1.4%
Materials — 1.4%
Lithium Americas *	1,444,124	6,412,022
Lithium Americas Argentina * (A)	1,343,386	6,903,450
Patriot Battery Metals * (A)	1,330,179	6,457,979

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Standard Lithium * (A)	1,789,952	$2,266,999

TOTAL CANADA		22,040,450
CHILE — 4.7%
Industrials — 4.7%
Sociedad Quimica y Minera de Chile ADR (A)	1,584,016	72,373,691

CHINA — 34.9%
Consumer Discretionary — 4.1%
BYD, Cl H	2,296,674	63,310,351

Industrials — 13.3%
Contemporary Amperex Technology, Cl A	2,218,909	61,981,809
Eve Energy, Cl A	12,256,988	62,476,764
Jiangxi Special Electric Motor, Cl A *	14,897,677	19,965,038
Sunwoda Electronic, Cl A	14,584,091	30,583,972
Wuxi Lead Intelligent Equipment, Cl A	10,663,046	32,784,719
		207,792,302
Information Technology — 4.0%
NAURA Technology Group, Cl A	1,415,241	62,245,276

Materials — 13.5%
Ganfeng Lithium Group, Cl A	7,464,040	36,286,208
Guangzhou Tinci Materials Technology, Cl A	12,395,914	35,890,802
Shanghai Putailai New Energy Technology, Cl A	9,341,553	23,840,251
Sinomine Resource Group, Cl A	5,537,926	27,182,066
Tianqi Lithium, Cl A	11,070,988	60,308,528
Yunnan Energy New Material, Cl A	4,879,859	27,995,634
		211,503,489
TOTAL CHINA		544,851,418
FRANCE — 0.6%
Materials — 0.6%
Eramet	98,937	9,663,821

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 7.4%
Consumer Discretionary — 3.8%
Panasonic Holdings	6,659,792	$58,487,164

Information Technology — 3.6%
TDK	1,257,323	56,600,109

TOTAL JAPAN		115,087,273
JERSEY — 6.6%
Materials — 6.6%
Arcadium Lithium *	11,945,133	52,558,585
Arcadium Lithium CDI *	11,455,563	49,987,911

TOTAL JERSEY		102,546,496
NETHERLANDS — 0.5%
Materials — 0.5%
AMG Critical Materials	336,592	7,961,052

SOUTH KOREA — 10.6%
Industrials — 4.1%
LG Energy Solution *	229,370	64,557,507

Information Technology — 6.5%
L&F *	278,755	33,056,902
Samsung SDI	217,200	68,204,037
		101,260,939
TOTAL SOUTH KOREA		165,818,446
UNITED STATES — 18.8%
Consumer Discretionary — 6.0%
Lucid Group * (A)	9,496,485	24,216,037
Tesla *	383,182	70,229,597
		94,445,634
Industrials — 2.6%
EnerSys	442,296	40,005,673

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Materials — 10.2%
Albemarle	1,305,218	$157,030,778
Piedmont Lithium * (A)	183,945	2,253,326
		159,284,104
TOTAL UNITED STATES		293,735,411
TOTAL COMMON STOCK (Cost $1,916,495,080)		1,558,232,756

SHORT-TERM INVESTMENT(B)(C) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.240% (Cost $15,813,189)	15,813,189	15,813,189

	Face Amount
REPURCHASE AGREEMENT(C) — 5.4%
BNP Paribas 5.270%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $83,912,933 (collateralized by U.S. Treasury Obligations, ranging in par value $5,737,704 - $13,754,205, 2.875%, 05/15/2032, with a total market value of $85,612,981) (Cost $83,900,651)	$83,900,651	83,900,651
TOTAL INVESTMENTS — 106.3% (Cost $2,016,208,920)		$1,657,946,596

Percentages are based on Net Assets of $1,560,358,070.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $96,214,633.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $99,713,840. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X Lithium & Battery Tech ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,558,232,756	$—	$—	$1,558,232,756
Short-Term Investment	15,813,189	—	—	15,813,189
Repurchase Agreement	—	83,900,651	—	83,900,651
Total Investments in Securities	$1,574,045,945	$83,900,651	$—	$1,657,946,596

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X SuperDividend® ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 96.2%
AUSTRALIA — 5.2%
Energy — 2.7%
New Hope	2,383,954	$7,043,501
Woodside Energy Group	379,782	6,961,848
Yancoal Australia (A)	1,846,353	6,654,064
		20,659,413
Financials — 0.9%
Magellan Financial Group	1,197,717	6,945,203
Industrials — 1.6%
APM Human Services International ltd	6,803,055	5,367,345
McMillan Shakespeare	550,108	6,615,585
		11,982,930
TOTAL AUSTRALIA		39,587,546
BELGIUM — 2.1%
Communication Services — 0.9%
Proximus	902,203	6,670,801

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.2%
Solvay	290,829	$9,456,615

TOTAL BELGIUM		16,127,416
BERMUDA — 1.3%
Energy — 1.3%
Avance Gas Holding	671,073	9,792,661

BRAZIL — 3.1%
Consumer Discretionary — 1.5%
Mahle-Metal Leve	1,009,000	5,964,724
Vulcabras	1,862,800	5,689,283
		11,654,007
Materials — 1.6%
Cia Siderurgica Nacional	2,323,400	6,239,843
CSN Mineracao	6,206,200	5,915,114
		12,154,957
TOTAL BRAZIL		23,808,964
CHILE — 1.0%
Industrials — 1.0%
Quinenco	2,219,344	7,764,338

CHINA — 11.0%
Energy — 0.9%
Yankuang Energy Group, Cl H	2,990,000	6,514,294

Financials — 2.7%
Chongqing Rural Commercial Bank, Cl H	18,078,100	7,766,381
Lufax Holding ADR	2,923,526	12,834,279
		20,600,660
Industrials — 1.4%
SITC International Holdings (A)	4,813,000	10,486,053

Materials — 3.1%
China National Building Material, Cl H	20,561,800	8,018,398
Fufeng Group (A)	11,654,100	8,538,075

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Shougang Fushan Resources Group	17,580,800	$6,721,039
		23,277,512
Real Estate — 2.1%
China Overseas Grand Oceans Group	31,445,000	6,794,616
Longfor Group Holdings (A)	6,332,500	9,553,969
		16,348,585
Utilities — 0.8%
Guangdong Investment	12,400,000	6,500,281

TOTAL CHINA		83,727,385
CZECH REPUBLIC — 1.0%
Utilities — 1.0%
CEZ	204,975	7,573,917

DENMARK — 1.0%
Industrials — 1.0%
D/S Norden	171,069	7,244,623

FRANCE — 2.9%
Financials — 1.0%
Coface	492,171	7,604,409

Real Estate — 1.9%
ICADE ‡	265,715	7,102,932
Nexity (A)	687,426	7,747,260
		14,850,192
TOTAL FRANCE		22,454,601
GERMANY — 0.9%
Financials — 0.9%
Deutsche Pfandbriefbank (A)	1,498,053	7,131,221

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
GREECE — 1.9%
Consumer Discretionary — 0.9%
OPAP	401,006	$6,693,224

Energy — 1.0%
Okeanis Eco Tankers	247,578	7,712,954

TOTAL GREECE		14,406,178
HONG KONG — 5.4%
Communication Services — 1.8%
HKBN	20,101,710	6,065,570
PCCW	14,669,500	7,352,381
		13,417,951
Consumer Discretionary — 1.7%
Yue Yuen Industrial Holdings	7,348,000	13,096,599

Industrials — 0.9%
Orient Overseas International	492,800	7,201,841

Information Technology — 1.0%
VTech Holdings	1,292,600	7,494,938

TOTAL HONG KONG		41,211,329
INDONESIA — 2.8%
Energy — 2.8%
Adaro Energy	43,556,500	7,259,417
Bukit Asam	41,355,400	7,706,449
Indo Tambangraya Megah	4,218,100	6,543,762

TOTAL INDONESIA		21,509,628
ISRAEL — 0.7%
Energy — 0.7%
Oil Refineries	18,700,363	5,456,120

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
ITALY — 1.3%
Communication Services — 1.3%
MFE-MediaForEurope, Cl A (A)	3,254,003	$9,596,078

KUWAIT — 0.9%
Consumer Discretionary — 0.9%
Humansoft Holding KSC	716,512	6,744,049

MEXICO — 1.0%
Materials — 1.0%
Alpek, Cl A (A)	10,536,422	7,878,277

NETHERLANDS — 1.0%
Financials — 1.0%
Van Lanschot Kempen	214,833	7,660,875

NORWAY — 2.0%
Energy — 2.0%
FLEX LNG (A)	294,042	7,648,032
Var Energi	2,265,684	7,443,062

TOTAL NORWAY		15,091,094
RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC *(B)	6,332,020	—
PhosAgro PJSC GDR *(B)	119	—
Severstal PJSC *(B)	312,897	—
		—
Utilities — 0.0%
Unipro PJSC *(B)	209,143,887	—

TOTAL RUSSIA		—
SINGAPORE — 3.4%
Energy — 2.3%
BW LPG	674,985	9,819,271

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hafnia	1,019,092	$7,748,455
		17,567,726
Real Estate — 1.1%
Cromwell European Real Estate Investment Trust ‡	5,096,500	8,119,698

TOTAL SINGAPORE		25,687,424
SOUTH AFRICA — 3.9%
Energy — 1.0%
Exxaro Resources (A)	763,114	7,333,501

Materials — 1.0%
African Rainbow Minerals (A)	762,374	7,942,825

Real Estate — 1.9%
Equites Property Fund ‡	11,185,220	7,363,522
Redefine Properties ‡	34,815,927	7,319,688
		14,683,210

TOTAL SOUTH AFRICA		29,959,536
SPAIN — 2.1%
Materials — 1.1%
Ence Energia y Celulosa	2,413,933	8,641,562

Utilities — 1.0%
Enagas	509,542	7,496,870

TOTAL SPAIN		16,138,432
TAIWAN — 1.1%
Industrials — 1.1%
Wisdom Marine Lines	3,993,400	8,351,776

THAILAND — 1.9%
Energy — 1.0%
Banpu NVDR	48,747,800	7,300,332

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.9%
Regional Container Lines NVDR	12,701,876	$7,060,406

TOTAL THAILAND		14,360,738
UNITED ARAB EMIRATES — 1.1%
Materials — 1.1%
Fertiglobe	10,548,983	8,013,195

UNITED KINGDOM — 3.0%
Energy — 2.2%
Diversified Energy (A)	626,858	8,838,161
Serica Energy	3,195,456	7,442,180
		16,280,341
Financials — 0.8%
M&G PLC	2,519,122	6,343,306

TOTAL UNITED KINGDOM		22,623,647
UNITED STATES — 33.2%
Energy — 5.2%
Berry	1,053,452	8,943,808
Civitas Resources	108,792	7,828,672
Kimbell Royalty Partners	481,602	7,628,576
Kinetik Holdings, Cl A	213,244	8,175,775
Sitio Royalties, Cl A	314,235	7,302,821
		39,879,652
Financials — 20.2%
AGNC Investment ‡	775,137	7,092,504
Annaly Capital Management ‡	380,425	7,129,164
Apollo Commercial Real Estate Finance ‡	679,866	6,547,110
Arbor Realty Trust ‡	578,182	7,418,075
B Riley Financial (A)	335,317	11,534,905
Blackstone Mortgage Trust, Cl A ‡	374,523	6,606,586
BrightSpire Capital, Cl A ‡	1,111,863	6,993,618
Chimera Investment ‡	1,689,249	6,959,706
Claros Mortgage Trust ‡	767,322	6,675,701
Dynex Capital ‡	600,021	7,002,245
Ellington Financial ‡	656,573	7,511,195

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Franklin BSP Realty Trust ‡	582,723	$7,278,210
KKR Real Estate Finance Trust ‡	754,927	7,103,863
MFA Financial ‡	666,473	7,057,949
New York Mortgage Trust ‡	1,041,105	7,131,569
PennyMac Mortgage Investment Trust ‡	524,133	7,259,242
Ready Capital ‡	864,557	7,366,026
Redwood Trust ‡	1,237,830	6,845,200
Rithm Capital ‡	679,865	7,560,099
Starwood Property Trust ‡	366,977	6,961,554
Two Harbors Investment ‡	582,672	7,359,147
		153,393,668
Real Estate — 6.8%
Brandywine Realty Trust ‡	1,708,313	7,755,741
Gladstone Commercial ‡	580,775	7,764,962
Global Net Lease ‡	1,001,782	6,962,385
Medical Properties Trust ‡	1,681,800	7,736,280
Omega Healthcare Investors ‡	244,053	7,421,651
Sabra Health Care REIT ‡	545,748	7,596,812
Uniti Group ‡	1,139,172	6,550,239
		51,788,070
Utilities — 1.0%
NextEra Energy Partners (A)	258,722	7,337,356

TOTAL UNITED STATES		252,398,746
TOTAL COMMON STOCK (Cost $787,632,857)		732,299,794

PREFERRED STOCK — 2.9%
BRAZIL—2.9%
Energy — 1.0%
Petroleo Brasileiro (C)	911,900	7,392,880
Materials — 1.9%
Bradespar (C)	1,778,800	6,839,823
Metalurgica Gerdau, Cl A (C)	3,760,100	7,675,302
		14,515,125
TOTAL BRAZIL		21,908,005
TOTAL PREFERRED STOCK (Cost $23,643,747)		21,908,005

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 4.3%
Bank of America Securities 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $7,681,692 (collateralized by various U.S. Government Obligations, ranging in par value $4,904 - $6,222,489, 2.000% - 7.500%, 10/17/2025 - 08/20/2063, with a total market value of $7,834,168)	$7,680,557	$7,680,557
Citigroup Global Markets Inc. 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $7,681,692 (collateralized by various U.S. Government Obligations, ranging in par value $153,705 - $3,856,019, 2.000% - 6.500%, 12/01/2033 - 05/01/2054, with a total market value of $7,834,170)	7,680,557	7,680,557
Deutsche Bank 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $1,961,285 (collateralized by various U.S. Government Obligations, ranging in par value $1,194 - $410,467, 2.000% - 7.000%, 02/01/2037 - 02/01/2054, with a total market value of $2,000,216)	1,960,996	1,960,996
Nomura Securities International 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $7,681,690 (collateralized by various U.S. Government Obligations, ranging in par value $3,279 - $1,543,912, 2.000% - 7.500%, 10/01/2029 - 03/15/2058, with a total market value of $7,837,061)	7,680,557	7,680,557

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $7,681,692 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $7,304 - $16,350,522, 0.000% - 5.500%, 05/09/2024 - 02/15/2054, with a total market value of $7,834,168)	$7,680,557	$7,680,557
TOTAL REPURCHASE AGREEMENTS (Cost $32,683,224)		32,683,224
TOTAL INVESTMENTS — 103.4% (Cost $843,959,828)		$786,891,023

Percentages are based on Net Assets of $761,226,179.

A list of the open futures contracts held by the Fund at April 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
MSCI EAFE Index	32	Jun-2024	$3,708,338	$3,628,000	$(80,338)
S&P Mid Cap 400 Index E-MINI	12	Jun-2024	3,531,880	3,452,640	(79,240)
			$7,240,218	$7,080,640	$(159,578)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $35,558,121.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $32,683,224. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $5,616,243.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X SuperDividend® ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$732,299,794	$—	$—	^	$732,299,794
Preferred Stock	21,908,005	—	—		21,908,005
Repurchase Agreements	—	32,683,224	—		32,683,224
Total Investments in Securities	$754,207,799	$32,683,224	$—		$786,891,023

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Depreciation	$(159,578)	$—	$—		$(159,578)
Total Other Financial Instruments	$(159,578)	$—	$—		$(159,578)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X Social Media ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 35.3%
Communication Services — 35.3%
Baidu ADR *	64,415	$6,660,511
Bilibili ADR *	173,283	2,190,297
Hello Group ADR	100,440	585,565
HUYA ADR *	60,612	272,148
JOYY ADR	19,613	639,776
Kuaishou Technology, Cl B *	1,443,988	10,329,761
Meitu (A)	1,932,100	805,330
NetEase ADR	68,635	6,415,314
Tencent Holdings	338,527	15,027,946
Tencent Music Entertainment Group ADR *	443,759	5,569,175
Weibo ADR	56,614	488,013

TOTAL CHINA		48,983,836
GERMANY — 1.0%
Communication Services — 1.0%
United Internet	55,341	1,339,692

HONG KONG — 0.2%
Information Technology — 0.2%
Newborn Town *	500,000	217,997

JAPAN — 4.7%
Communication Services — 4.7%
DeNA * (A)	51,223	519,505
giftee * (A)	11,845	89,647

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Gree	33,400	$99,119
Kakaku.com	85,465	990,344
MIXI	24,035	368,089
Nexon	284,642	4,470,452

TOTAL JAPAN		6,537,156
SINGAPORE — 0.1%
Communication Services — 0.1%
Grindr *	7,926	77,596

SOUTH KOREA — 13.0%
Communication Services — 13.0%
AfreecaTV	5,575	455,003
Com2uSCorp	4,927	142,595
Kakao	184,828	6,499,270
NAVER	81,734	10,904,963

TOTAL SOUTH KOREA		18,001,831
TAIWAN — 0.0%
Consumer Discretionary — 0.0%
PChome Online *	77,626	74,975

UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.2%
Yalla Group ADR *	67,002	314,910

UNITED KINGDOM — 0.4%
Communication Services — 0.4%
Trustpilot Group *	235,009	559,692

UNITED STATES — 45.0%
Communication Services — 41.7%
Alphabet, Cl A *	40,001	6,511,363
Angi, Cl A *	47,898	101,065
Bumble, Cl A *	64,692	653,389
IAC *	52,762	2,509,361
Match Group *	187,434	5,776,716

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Meta Platforms, Cl A	26,100	$11,227,437
Nextdoor Holdings * (A)	101,741	207,552
Pinterest, Cl A *	337,988	11,305,698
Reddit, Cl A *	19,039	846,093
Rumble * (A)	42,761	301,893
Snap, Cl A *	601,382	9,050,799
Spotify Technology *	20,645	5,789,684
Trump Media & Technology Group *	26,913	1,343,766
Vimeo *	96,306	345,738
Yelp, Cl A *	45,986	1,850,477
		57,821,031
Consumer Discretionary — 0.1%
Groupon, Cl A * (A)	14,465	167,215

Industrials — 0.4%
Fiverr International *	23,399	479,913

Information Technology — 2.8%
Life360, CDI,* (A)	136,825	1,223,429
Sprinklr, Cl A *	83,679	978,207
Sprout Social, Cl A *	33,617	1,695,978
		3,897,614
TOTAL UNITED STATES		62,365,773
TOTAL COMMON STOCK (Cost $189,486,946)		138,473,458

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.1%
Bank of America Securities 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $357,548 (collateralized by various U.S. Government Obligations, ranging in par value $228 - $289,629, 2.000% - 7.500%, 10/17/2025 - 08/20/2063, with a total market value of $364,645)	$357,495	357,495

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Citigroup Global Markets Inc. 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $357,548 (collateralized by various U.S. Government Obligations, ranging in par value $7,154 - $179,480, 2.000% - 6.500%, 12/01/2033 - 05/01/2054, with a total market value of $364,645)	$357,495	$357,495
Deutsche Bank 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $98,441 (collateralized by various U.S. Government Obligations, ranging in par value $60 - $20,602, 2.000% - 7.000%, 02/01/2037 - 02/01/2054, with a total market value of $100,395)	98,426	98,426
HSBC Securities 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $350,397 (collateralized by various U.S. Government Obligations, ranging in par value $21,897 - $529,154, 2.500% - 3.000%, 04/20/2043 - 10/20/2051, with a total market value of $357,352)	350,345	350,345
Nomura Securities International 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $357,548 (collateralized by various U.S. Government Obligations, ranging in par value $153 - $71,862, 2.000% - 7.500%, 10/01/2029 - 03/15/2058, with a total market value of $364,780)	357,495	357,495
TOTAL REPURCHASE AGREEMENTS (Cost $1,521,256)		1,521,256
TOTAL INVESTMENTS — 101.0% (Cost $191,008,202)		$139,994,714

Percentages are based on Net Assets of $138,642,875.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X Social Media ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $1,427,310.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $1,521,256. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $–.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$138,473,458	$—	$—	$138,473,458
Repurchase Agreements	—	1,521,256	—	1,521,256
Total Investments in Securities	$138,473,458	$1,521,256	$—	$139,994,714

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X Guru® Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 100.0%
SOUTH KOREA — 2.4%
Consumer Discretionary — 2.4%
Coupang, Cl A *	42,576	$957,960

UNITED KINGDOM — 1.4%
Health Care — 1.4%
Immunocore Holdings ADR *	9,520	562,442

UNITED STATES — 96.2%
Communication Services — 5.2%
Alphabet, Cl A *	4,699	764,903
Endeavor Group Holdings, Cl A	27,358	722,525
Meta Platforms, Cl A	1,389	597,506
		2,084,934
Consumer Discretionary — 16.2%
Amazon.com *	3,971	694,925
Asbury Automotive Group *	3,041	639,340
Chipotle Mexican Grill, Cl A *	256	808,858
Expedia Group *	4,868	655,379
Green Brick Partners *	12,148	657,571

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Home Depot	1,859	$621,315
Lithia Motors, Cl A	2,206	561,162
Planet Fitness, Cl A *	9,925	593,912
RH *	2,434	601,320
United Parks & Resorts *	14,092	716,155
		6,549,937
Consumer Staples — 6.6%
Albertsons, Cl A	31,603	644,701
Kellanova	12,109	700,627
Kenvue	35,216	662,765
Post Holdings *	6,356	674,689
		2,682,782
Energy — 7.8%
Chesapeake Energy (A)	8,618	774,586
Pioneer Natural Resources	2,899	780,759
Targa Resources	7,202	821,460
Texas Pacific Land	1,353	779,734
		3,156,539
Financials — 4.9%
Fiserv *	4,541	693,274
S&P Global	1,583	658,259
Visa, Cl A	2,395	643,321
		1,994,854
Health Care — 15.7%
Amicus Therapeutics *	47,945	478,971
IDEXX Laboratories *	1,180	581,457
Incyte *	11,382	592,433
IQVIA Holdings *	2,785	645,479
MoonLake Immunotherapeutics, Cl A *	11,177	457,251
Nuvalent, Cl A *	7,942	547,045
PTC Therapeutics *	26,117	839,662
Roivant Sciences *	58,593	638,664
Tenet Healthcare *	7,467	838,469
United Therapeutics *	3,127	732,750
		6,352,181

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 11.3%
Array Technologies *	44,129	$544,552
Avis Budget Group	5,552	529,938
Carrier Global	12,015	738,802
Delta Air Lines	16,423	822,300
Ferguson	3,384	710,301
Hertz Global Holdings *	85,356	388,370
Quanta Services	3,135	810,586
		4,544,849
Information Technology — 17.2%
Apple	3,666	624,430
CyberArk Software *	2,538	607,216
Elastic *	5,058	517,029
GoDaddy, Cl A *	6,022	736,972
Guidewire Software *	5,557	613,493
Microsoft	1,651	642,784
NVIDIA	931	804,403
Oracle	5,945	676,244
Salesforce	2,306	620,176
Seagate Technology Holdings	7,617	654,376
Snowflake, Cl A *	2,895	449,304
		6,946,427
Materials — 6.8%
Ashland Global Holdings	7,259	692,001
Linde PLC	1,565	690,102
Sherwin-Williams	2,146	642,963
Vulcan Materials	2,772	714,150
		2,739,216
Real Estate — 2.8%
American Tower ‡	3,556	610,067
ProLogis ‡	5,049	515,251
		1,125,318

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.7%
PG&E	40,584	$694,392

TOTAL UNITED STATES		38,871,429
TOTAL COMMON STOCK (Cost $39,902,778)		40,391,831

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.240% (Cost $97,216)	97,216	97,216

	Face Amount
REPURCHASE AGREEMENT(C) — 1.3%
BNP Paribas 5.270%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $515,876 (collateralized by U.S. Treasury Obligations, ranging in par value $35,274 - $84,557, 2.875%, 05/15/2032, with a total market value of $526,326) (Cost $515,800)	$515,800	515,800
TOTAL INVESTMENTS — 101.5% (Cost $40,515,794)		$41,004,847

Percentages are based on Net Assets of $40,394,795.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $580,894.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $613,016. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X Guru® Index ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,391,831	$—	$—	$40,391,831
Short-Term Investment	97,216	—	—	97,216
Repurchase Agreement	—	515,800	—	515,800
Total Investments in Securities	$40,489,047	$515,800	$—	$41,004,847

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X SuperIncome™ Preferred ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
PREFERRED STOCK — 99.7%
UNITED STATES— 99.7%
Communication Services — 1.2%
Telephone and Data Systems, 6.000%	123,426	$1,856,327
Consumer Discretionary — 3.5%
Ford Motor, 6.500%	107,449	2,632,500
Qurate Retail, 8.000%	56,959	2,629,797
		5,262,297
Energy — 1.4%
Energy Transfer, 9.250%	185,412	2,033,970
Financials — 87.7%
AGNC Investment, 6.125%, CME Term SOFR + 4.697% ‡ (A)	102,915	2,404,094
Allstate, 7.375%	107,448	2,866,713
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	107,970	2,852,567
Apollo Global Management, 6.750%	129,261	7,882,336
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	89,497	2,381,515
Athene Holding, 6.375%, H15T5Y + 5.970% (A)	107,976	2,702,639
Athene Holding, 6.350%, US0003M + 4.253% (A)	154,604	3,634,740

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Banc of California, 7.750%, H15T5Y + 4.820% (A)	91,840	$2,087,523
Bank of America, 7.250% *	9,058	10,416,700
Bank of America, 4.750%	81,069	1,640,026
Bank of America, 4.250%	151,699	2,776,092
Brighthouse Financial, 5.375%	102,858	1,893,616
Capital One Financial, 4.800%	224,064	4,113,815
Capital One Financial, 4.375%	120,776	2,042,322
Charles Schwab, 4.450% (B)	107,446	2,134,952
F&G Annuities & Life, 7.950%	62,401	1,622,426
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A) (B)	58,797	1,460,518
Jackson Financial, 8.000%, H15T5Y + 3.728% (A) (B)	98,483	2,578,285
JPMorgan Chase, 4.625%	255,286	5,302,290
JPMorgan Chase, 4.550%	206,915	4,204,513
JPMorgan Chase, 4.200%	276,002	5,249,558
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	107,403	2,405,827
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	89,453	2,062,786
Lincoln National, 9.000%	89,501	2,412,052
MetLife, 4.750%	179,221	3,659,693
Morgan Stanley, 6.500%	179,350	4,535,762
Morgan Stanley, 5.850%, + 0.000% (A) (B)	179,318	4,296,459
Morgan Stanley, 4.250%	233,148	4,329,558
New York Community Bancorp, 6.375%, US0003M + 3.821% (A)	93,129	1,454,675
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	89,412	1,954,546
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	125,944	3,298,473
State Street, 5.350%, TSFR3M + 3.971% (A) (B)	89,535	2,129,142
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	89,462	2,248,180
TPG Operating Group II, 6.950% (B)	71,527	1,844,681
Truist Financial, 5.250%	103,011	2,293,025
Truist Financial, 4.750%	165,737	3,286,565
US Bancorp, 4.000%	135,541	2,339,438
Wells Fargo, 7.500% *	6,677	7,648,103
Wells Fargo, 4.750%	135,159	2,753,189

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 4.700% (B)	79,326	$1,599,212
Wells Fargo, 4.375%	71,223	1,356,798
Wells Fargo, 4.250% (B)	84,726	1,565,737
		131,721,141
Industrials — 4.2%
Chart Industries, 6.750%	36,001	2,068,617
Clarivate, 5.250%	64,968	1,761,283
WESCO International, 10.625%, H15T5Y + 10.325% (A)	96,402	2,544,049
		6,373,949
Utilities — 1.7%
SCE Trust VII, 7.500%	99,410	2,594,601
TOTAL UNITED STATES		149,842,285
TOTAL PREFERRED STOCK (Cost $155,167,934)		149,842,285

SHORT-TERM INVESTMENT(C)(D) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.240% (Cost $1,442,869)	1,442,869	1,442,869

	Face Amount
REPURCHASE AGREEMENT(D) — 5.1%
BNP Paribas 5.270%, dated 04/30/2024 , to be repurchased on 05/01/2024, repurchase price $7,656,607 (collateralized by U.S. Treasury Obligations, ranging in par value $523,535 - $1,254,998, 2.875%, 05/15/2032, with a total market value of $7,811,725) (Cost $7,655,486)	$7,655,486	7,655,486
TOTAL INVESTMENTS — 105.8% (Cost $164,266,289)		$158,940,640

Percentages are based on Net Assets of $150,256,312.

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X SuperIncome™ Preferred ETF

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $8,785,171.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $9,098,355. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $–.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$44,852,506	$104,989,779	$—	$149,842,285
Short-Term Investment	1,442,869	—	—	1,442,869
Repurchase Agreement	—	7,655,486	—	7,655,486
Total Investments in Securities	$46,295,375	$112,645,265	$—	$158,940,640

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X SuperDividend® U.S. ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 83.9%
NORWAY — 2.0%
Energy — 2.0%
SFL	923,686	$12,312,734

UNITED STATES — 81.9%
Communication Services — 7.6%
AT&T	700,092	11,824,554
Cogent Communications Holdings	155,131	9,956,307
Telephone and Data Systems	845,985	13,239,665
Verizon Communications	291,181	11,498,738
		46,519,264
Consumer Services — 2.1%
Wendy’s	639,707	12,787,743

Consumer Staples — 10.1%
Altria Group	295,678	12,953,653
Kraft Heinz	338,679	13,076,396
Philip Morris International	132,773	12,605,469
Universal	239,358	12,310,182

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Vector Group	1,040,590	$10,770,107
		61,715,807
Energy — 10.9%
Berry	1,739,125	14,765,171
Chesapeake Energy (A)	150,871	13,560,285
Chord Energy	72,706	12,867,508
Coterra Energy	481,291	13,168,122
Kinder Morgan	694,307	12,691,932
		67,053,018
Financials — 6.3%
TFS Financial	881,153	10,582,648
Virtu Financial, Cl A	707,853	15,360,410
Western Union	928,746	12,482,346
		38,425,404
Health Care — 3.6%
AbbVie	66,946	10,888,097
Pfizer	426,853	10,935,974
		21,824,071
Industrials — 1.9%
Ennis	581,083	11,563,552

Information Technology — 1.7%
International Business Machines	62,844	10,444,673

Materials — 5.8%
Dow	214,550	12,207,895
International Paper	329,336	11,507,000
LyondellBasell Industries, Cl A	121,834	12,179,745
		35,894,640
Real Estate — 17.3%
Alexander’s ‡	52,985	11,209,507
CBL & Associates Properties ‡	508,385	11,057,374
Community Healthcare Trust ‡	436,933	11,591,832
Easterly Government Properties, Cl A ‡	1,009,400	11,799,886

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Gaming and Leisure Properties ‡	260,879	$11,147,360
LTC Properties ‡	377,755	12,503,690
National Health Investors ‡	222,999	14,062,317
Omega Healthcare Investors ‡	380,924	11,583,899
Universal Health Realty Income Trust ‡	296,914	10,697,811
		105,653,676
Utilities — 14.6%
Avangrid	375,628	13,721,691
Avista	353,912	12,733,754
Dominion Energy	259,551	13,231,910
Duke Energy	129,550	12,729,583
Northwest Natural Holding	323,100	12,326,265
Northwestern Energy Group	241,448	12,178,637
OGE Energy	360,705	12,498,428
		89,420,268
TOTAL UNITED STATES		501,302,116
TOTAL COMMON STOCK (Cost $516,163,930)		513,614,850

MASTER LIMITED PARTNERSHIPS — 15.7%
UNITED STATES— 15.7%
Energy — 11.9%
Black Stone Minerals	781,080	12,458,226
CrossAmerica Partners	541,011	12,443,253
Global Partners	249,042	11,677,579
MPLX	304,974	12,747,913
NuStar Energy	505,557	11,410,422
USA Compression Partners	492,308	11,928,623
		72,666,016
Materials — 1.9%
Westlake Chemical Partners	528,465	11,552,245
Utilities — 1.9%
Suburban Propane Partners	602,342	11,763,739
TOTAL UNITED STATES		95,982,000
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $58,720,628)		95,982,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.8%
Bank of America Securities 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $2,532,438 (collateralized by various U.S. Government Obligations, ranging in par value $1,617 - $2,051,380, 2.000% - 7.500%, 10/17/2025 - 08/20/2063, with a total market value of $2,582,705)	$2,532,064	$2,532,064
Citigroup Global Markets Inc. 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $2,532,438 (collateralized by various U.S. Government Obligations, ranging in par value $50,672 - $1,271,221, 2.000% - 6.500%, 12/01/2033 - 05/01/2054, with a total market value of $2,582,706)	2,532,064	2,532,064
Deutsche Bank 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $646,583 (collateralized by various U.S. Government Obligations, ranging in par value $394 - $135,320, 2.000% - 7.000%, 02/01/2037 - 02/01/2054, with a total market value of $659,418)	646,488	646,488
Nomura Securities International 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $2,532,437 (collateralized by various U.S. Government Obligations, ranging in par value $1,081 - $508,984, 2.000% - 7.500%, 10/01/2029 - 03/15/2058, with a total market value of $2,583,659)	2,532,064	2,532,064

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $2,532,438 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,408 - $5,390,308, 0.000% - 5.500%, 05/09/2024 - 02/15/2054, with a total market value of $2,582,705)	$2,532,064	$2,532,064
TOTAL REPURCHASE AGREEMENTS (Cost $10,774,744)		10,774,744
TOTAL INVESTMENTS — 101.4% (Cost $585,659,302)		$620,371,594

Percentages are based on Net Assets of $611,778,481.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $10,170,192.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $10,774,744. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $–.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$513,614,850	$—	$—	$513,614,850
Master Limited Partnerships	95,982,000	—	—	95,982,000
Repurchase Agreements	—	10,774,744	—	10,774,744
Total Investments in Securities	$609,596,850	$10,774,744	$—	$620,371,594

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 92.4%
BRAZIL — 5.3%
Financials — 3.5%
Banco do Brasil	184,600	$976,584
BB Seguridade Participacoes	99,700	619,386
		1,595,970
Materials — 1.8%
Cia Siderurgica Nacional	303,351	814,695

TOTAL BRAZIL		2,410,665
CHILE — 6.7%
Financials — 1.8%
Banco de Chile	7,538,391	839,702

Industrials — 1.4%
Cia Sud Americana de Vapores	8,229,205	644,668

Materials — 2.0%
Empresas CMPC	451,360	895,072

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.5%
Enel Chile	11,236,594	$669,894

TOTAL CHILE		3,049,336
CHINA — 34.0%
Consumer Staples — 1.3%
Tingyi Cayman Islands Holding	522,000	578,650

Energy — 14.2%
China Shenhua Energy, Cl H	230,864	965,230
Guanghui Energy, Cl A	824,600	840,181
Jizhong Energy Resources, Cl A	731,000	754,891
Shaanxi Coal Industry, Cl A	339,900	1,149,566
Shanxi Coking Coal Energy Group, Cl A	664,500	961,988
Shanxi Lu’an Environmental Energy Development, Cl A	351,900	1,025,675
Yankuang Energy Group, Cl H	357,350	778,556
		6,476,087
Financials — 7.7%
Bank of China, Cl H	1,959,900	884,576
Bank of Communications, Cl H	1,211,180	876,500
China CITIC Bank, Cl H	1,440,300	847,105
China Construction Bank, Cl H	1,443,400	941,204
		3,549,385
Industrials — 3.3%
COSCO SHIPPING Holdings, Cl A	514,200	834,438
Shanxi Coal International Energy Group, Cl A	354,800	700,017
		1,534,455
Information Technology — 1.7%
Xinjiang Daqo New Energy, Cl A	228,492	769,941

Materials — 4.8%
Western Mining, Cl A	458,200	1,269,803
Zangge Mining, Cl A	231,600	920,914
		2,190,717

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.0%
Guangdong Investment	890,400	$466,762

TOTAL CHINA		15,565,997
CZECH REPUBLIC — 3.4%
Financials — 2.0%
Moneta Money Bank	228,668	923,605

Utilities — 1.4%
CEZ	17,210	635,917

TOTAL CZECH REPUBLIC		1,559,522
EGYPT — 1.5%
Consumer Staples — 1.5%
Eastern SAE	1,511,961	695,154

GREECE — 3.0%
Consumer Discretionary — 3.0%
JUMBO	22,705	708,416
OPAP	40,818	681,297

TOTAL GREECE		1,389,713
INDIA — 5.8%
Energy — 3.3%
Coal India	280,618	1,527,930

Materials — 2.5%
Vedanta	236,383	1,127,148

TOTAL INDIA		2,655,078
INDONESIA — 3.1%
Energy — 1.9%
Adaro Energy	5,046,100	841,017

Industrials — 1.2%
Astra International	1,751,800	554,844

TOTAL INDONESIA		1,395,861

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 3.6%
Financials — 2.0%
Banco del Bajio	245,540	$910,192

Real Estate — 1.6%
Fibra Uno Administracion ‡	497,000	717,271

TOTAL MEXICO		1,627,463
POLAND — 1.9%
Energy — 1.9%
Polski Koncern Naftowy Orlen S.A.	53,174	873,114

QATAR — 2.0%
Industrials — 2.0%
Industries Qatar QSC	269,419	906,450

ROMANIA — 2.0%
Real Estate — 2.0%
NEPI Rockcastle	136,175	918,165

RUSSIA — 0.0%
Materials — 0.0%
Alrosa PJSC (A)	1,194,381	—
PhosAgro PJSC GDR *(A)	42	—
Severstal PJSC *(A)	71,665	—

TOTAL RUSSIA		—
SOUTH AFRICA — 1.8%
Information Technology — 1.8%
Sasol	115,032	813,838

TAIWAN — 4.5%
Industrials — 2.1%
Evergreen Marine Taiwan	165,920	965,599

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.4%
MediaTek	35,800	$1,090,646

TOTAL TAIWAN		2,056,245
TURKEY — 11.4%
Energy — 3.2%
Turkiye Petrol Rafinerileri	246,135	1,488,525

Financials — 8.2%
Akbank	1,077,047	1,977,683
Yapi ve Kredi Bankasi	1,773,978	1,768,690
		3,746,373
TOTAL TURKEY		5,234,898
UNITED STATES — 2.4%
Consumer Staples — 2.4%
JBS	239,148	1,081,521

TOTAL COMMON STOCK (Cost $39,603,463)		42,233,020

PREFERRED STOCK — 7.2%
BRAZIL—3.6%
Energy — 1.8%
Petroleo Brasileiro (B)	103,500	839,087
Utilities — 1.8%
Cia Energetica de Minas Gerais (B)	436,085	822,008
TOTAL BRAZIL		1,661,095
CHILE—1.1%
Materials — 1.1%
Sociedad Quimica y Minera de Chile, Cl B (B)	11,230	515,046
TOTAL CHILE		515,046
COLOMBIA—2.5%
Financials — 2.5%
Bancolombia (B)	137,300	1,132,416
TOTAL COLOMBIA		1,132,416

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
PREFERRED STOCK — continued
RUSSIA—0.0%
Energy — 0.0%
Surgutneftegas PJSC (B)	3,166,303	$—
TOTAL RUSSIA		—
TOTAL PREFERRED STOCK (Cost $4,674,639)		3,308,557
TOTAL INVESTMENTS — 99.6% (Cost $44,278,102)		$45,541,577

Percentages are based on Net Assets of $45,711,651.

A list of the open futures contracts held by the Fund at April 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts MSCI Emerging Markets	1	Jun-2024	$52,954	$52,100	$(854)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$42,233,020	$—	$—	^	$42,233,020
Preferred Stock	3,308,557	—	—		3,308,557
Total Investments in Securities	$45,541,577	$—	$—		$45,541,577

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Depreciation	$(854)	$—	$—		$(854)
Total Other Financial Instruments	$(854)	$—	$—		$(854)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X SuperDividend® REIT ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 3.2%
Real Estate — 3.2%
Charter Hall Long Wale ‡	2,954,799	$6,504,395

CANADA — 3.1%
Real Estate — 3.1%
SmartCentres ‡	400,215	6,490,367

FRANCE — 3.8%
Real Estate — 3.8%
Covivio ‡	157,074	7,870,243

HONG KONG — 3.0%
Real Estate — 3.0%
Link ‡	1,430,200	6,189,878

MEXICO — 2.4%
Real Estate — 2.4%
Fibra Uno Administracion ‡	3,430,200	4,950,472

SINGAPORE — 6.5%
Real Estate — 6.5%
Frasers Logistics & Commercial Trust ‡	8,912,546	6,502,646
Keppel ‡	10,856,210	7,005,290

TOTAL SINGAPORE		13,507,936
SOUTH AFRICA — 3.2%
Real Estate — 3.2%
Growthpoint Properties ‡	11,460,188	6,656,232

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 74.5%
Financials — 38.6%
Annaly Capital Management ‡	389,454	$7,298,368
Apollo Commercial Real Estate Finance ‡	712,549	6,861,847
BrightSpire Capital, Cl A ‡	1,086,015	6,831,034
Dynex Capital ‡	628,019	7,328,982
Ellington Financial ‡	626,277	7,164,609
Invesco Mortgage Capital ‡	109,772	938,550
KKR Real Estate Finance Trust ‡	583,718	5,492,786
Ladder Capital, Cl A ‡	698,664	7,496,665
MFA Financial ‡	678,091	7,180,984
Orchid Island Capital, Cl A ‡	112,643	938,316
Ready Capital ‡	839,715	7,154,372
Rithm Capital ‡	711,024	7,906,587
Starwood Property Trust ‡	374,278	7,100,054
		79,693,154
Real Estate — 35.9%
Broadstone Net Lease, Cl A ‡	455,772	6,636,040
EPR Properties ‡	168,213	6,827,766
Gaming and Leisure Properties ‡	159,678	6,823,041
Getty Realty ‡	269,577	7,305,537
Global Net Lease ‡	135,803	943,831
Healthcare Realty Trust, Cl A ‡	463,168	6,590,881
LTC Properties ‡	238,783	7,903,717
National Health Investors ‡	143,022	9,018,967
Omega Healthcare Investors ‡	257,748	7,838,117
Sabra Health Care REIT ‡	559,059	7,782,101
WP Carey ‡	118,734	6,511,372
		74,181,370
TOTAL UNITED STATES		153,874,524
TOTAL COMMON STOCK (Cost $228,107,553)		206,044,047
TOTAL INVESTMENTS — 99.7% (Cost $228,107,553)		$206,044,047

Percentages are based on Net Assets of $206,691,884.

‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X SuperDividend® REIT ETF

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Renewable Energy Producers ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 94.5%
AUSTRIA — 6.0%
Utilities — 6.0%
Verbund	29,918	$2,290,484

BRAZIL — 12.1%
Utilities — 12.1%
AES Brasil Energia	202,296	369,613
Centrais Eletricas Brasileiras	296,155	2,163,267
Engie Brasil Energia	221,084	1,744,581
Serena Energia *	205,862	326,481

TOTAL BRAZIL		4,603,942
CANADA — 6.2%
Utilities — 6.2%
Boralex, Cl A	33,969	683,163
Innergex Renewable Energy	67,400	393,946
Northland Power (A)	84,409	1,290,849

TOTAL CANADA		2,367,958
CHINA — 3.5%
Utilities — 3.5%
China Datang Renewable Power, Cl H (A)	818,200	174,704
China Longyuan Power Group, Cl H	1,110,500	782,342
Xinyi Energy Holdings (A)	2,720,100	382,564

TOTAL CHINA		1,339,610

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 6.3%
Utilities — 6.3%
Orsted *	43,554	$2,408,306

FRANCE — 4.1%
Utilities — 4.1%
Neoen	50,747	1,560,561

GERMANY — 3.7%
Energy — 1.2%
VERBIO Vereinigte BioEnergie (A)	21,017	440,911

Utilities — 2.5%
Encavis *	53,720	970,743

TOTAL GERMANY		1,411,654
GREECE — 2.0%
Utilities — 2.0%
Terna Energy	39,400	768,427

INDIA — 1.3%
Utilities — 1.3%
ReNew Energy Global, Cl A *	84,043	474,003

ISRAEL — 3.4%
Utilities — 3.4%
Energix-Renewable Energies	180,081	675,946
Enlight Renewable Energy *	38,780	627,039

TOTAL ISRAEL		1,302,985
ITALY — 3.6%
Utilities — 3.6%
ERG	50,147	1,356,585

JAPAN — 1.3%
Utilities — 1.3%
RENOVA *	26,054	246,360

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
West Holdings	15,207	$256,856

TOTAL JAPAN		503,216
NEW ZEALAND — 14.8%
Utilities — 14.8%
Contact Energy	262,658	1,347,562
Mercury NZ	459,706	1,735,561
Meridian Energy	717,075	2,545,979

TOTAL NEW ZEALAND		5,629,102
PORTUGAL — 1.1%
Utilities — 1.1%
Greenvolt-Energias Renovaveis * (A)	46,021	408,428

RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC (B)	271,804,543	—

SOUTH AFRICA — 1.0%
Utilities — 1.0%
Scatec *	52,446	386,212

SPAIN — 8.3%
Utilities — 8.3%
Atlantica Sustainable Infrastructure	38,329	750,099
EDP Renovaveis	143,430	1,973,786
Solaria Energia y Medio Ambiente * (A)	41,390	423,756

TOTAL SPAIN		3,147,641
THAILAND — 3.3%
Utilities — 3.3%
Energy Absolute NVDR	1,239,165	1,028,179
Gunkul Engineering NVDR	2,916,240	203,020

TOTAL THAILAND		1,231,199

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 0.5%
Utilities — 0.5%
Aydem Yenilenebilir Enerji *	232,753	$203,015
Galata Wind Enerji	1	1

TOTAL TURKEY		203,016
UNITED KINGDOM — 2.2%
Utilities — 2.2%
Drax Group PLC	127,581	827,504

UNITED STATES — 9.8%
Industrials — 2.0%
Sunrun *	72,016	741,045

Utilities — 7.8%
Clearway Energy, Cl C	27,201	635,959
NextEra Energy Partners (A)	30,875	875,615
Ormat Technologies	20,059	1,280,366
Sunnova Energy International * (A)	40,348	169,865
		2,961,805
TOTAL UNITED STATES		3,702,850
TOTAL COMMON STOCK (Cost $68,206,941)		35,923,683

MASTER LIMITED PARTNERSHIP — 5.2%
CANADA—5.2%
Utilities — 5.2%
Brookfield Renewable Partners, Cl A	94,319	1,984,073
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,704,643)		1,984,073

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 5.6%
Bank of America Securities 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $503,458 (collateralized by various U.S. Government Obligations, ranging in par value $321 - $407,822, 2.000% - 7.500%, 10/17/2025 - 08/20/2063, with a total market value of $513,452)	$503,384	$503,384
Citigroup Global Markets Inc. 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $503,458 (collateralized by various U.S. Government Obligations, ranging in par value $10,074 - $252,724, 2.000% - 6.500%, 12/01/2033 - 05/01/2054, with a total market value of $513,452)	503,384	503,384
Deutch Bank Securities 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $138,612 (collateralized by various U.S. Government Obligations, ranging in par value $84 - $29,009, 2.000% - 7.000%, 02/01/2037 - 02/01/2054, with a total market value of $141,364)	138,592	138,592
HSBC Securities USA Inc., 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $493,389 (collateralized by various U.S. Government Obligations, ranging in par value $30,833 - $745,095, 2.500% - 3.000%, 04/20/2043 - 10/20/2051, with a total market value of $503,182)	493,316	493,316

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International Inc., 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $503,458 (collateralized by various U.S. Government Obligations, ranging in par value $215 - $101,188, 2.000% - 7.500%, 10/01/2029 - 03/15/2058, with a total market value of $513,641)	$503,384	$503,384
TOTAL REPURCHASE AGREEMENTS (Cost $2,142,060)		2,142,060
TOTAL INVESTMENTS — 105.3% (Cost $72,053,644)		$40,049,816

Percentages are based on Net Assets of $38,027,098.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $2,172,911.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $2,142,060. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $171,350.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Renewable Energy Producers ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$35,923,683	$—	$—	^	$35,923,683
Master Limited Partnership	1,984,073	—	—		1,984,073
Repurchase Agreements	—	2,142,060	—		2,142,060
Total Investments in Securities	$37,907,756	$2,142,060	$—		$40,049,816

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Catholic Values ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	4,937	$1,264,810

UNITED STATES — 99.7%
Communication Services — 9.2%
Alphabet, Cl A *	113,127	18,414,813
Alphabet, Cl C *	94,709	15,592,890
AT&T	138,175	2,333,776
Charter Communications, Cl A *	1,882	481,679
Comcast, Cl A	75,292	2,869,378
Electronic Arts	4,684	594,025
Fox, Cl A	4,987	154,647
Fox, Cl B	3,182	91,260
Interpublic Group	8,272	251,800
Match Group *	5,167	159,247
Meta Platforms, Cl A	42,235	18,168,230
Netflix *	8,302	4,571,413
News, Cl A	8,169	194,422
News, Cl B	2,577	63,239
Omnicom Group	4,047	375,723

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Paramount Global, Cl B	11,348	$129,254
Take-Two Interactive Software *	3,243	463,133
T-Mobile US	9,779	1,605,418
Verizon Communications	81,536	3,219,857
Walt Disney	35,492	3,943,161
Warner Bros Discovery *	43,099	317,209
		73,994,574
Consumer Discretionary — 10.0%
Airbnb, Cl A *	13,311	2,110,725
Aptiv PLC *	7,685	545,635
AutoZone *	526	1,555,066
Bath & Body Works	6,903	313,534
Best Buy	5,473	403,032
Booking Holdings	1,066	3,679,864
BorgWarner	6,660	218,248
CarMax *	4,415	300,088
Carnival *	28,347	420,103
Chipotle Mexican Grill, Cl A *	839	2,650,904
Darden Restaurants	3,459	530,645
Domino’s Pizza	1,022	540,914
DR Horton	8,841	1,259,754
eBay	15,161	781,398
Etsy *	2,698	185,272
Expedia Group *	4,017	540,809
Ford Motor	119,272	1,449,155
Garmin	4,300	621,221
General Motors	35,190	1,567,011
Genuine Parts	3,976	625,067
Hasbro	3,718	227,913
Hilton Worldwide Holdings	7,542	1,487,886
Home Depot	30,400	10,160,288
Lennar, Cl A	7,157	1,085,144
LKQ	7,155	308,595
Lowe’s	17,556	4,002,592
Lululemon Athletica *	3,504	1,263,542
Marriott International, Cl A	7,311	1,726,346
McDonald’s	22,152	6,048,382
Mohawk Industries *	1,118	128,928

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
NIKE, Cl B	37,157	$3,428,105
Norwegian Cruise Line Holdings *	12,056	228,100
NVR *	94	699,252
O’Reilly Automotive *	1,803	1,826,908
Pool	1,183	428,873
PulteGroup	6,483	722,336
Ross Stores	10,290	1,333,070
Starbucks	34,556	3,057,860
Tapestry	5,970	238,322
Tesla *	84,638	15,512,453
TJX	34,785	3,272,921
Tractor Supply	3,076	839,994
Ulta Beauty *	1,411	571,229
Yum! Brands	8,591	1,213,479
		80,110,963
Consumer Staples — 6.1%
Archer-Daniels-Midland	16,101	944,485
Brown-Forman, Cl B	4,762	227,862
Campbell Soup	5,194	237,418
Clorox	3,408	503,941
Coca-Cola	116,511	7,196,884
Colgate-Palmolive	24,701	2,270,516
Conagra Brands	13,751	423,256
Constellation Brands, Cl A	4,911	1,244,742
Costco Wholesale	13,326	9,633,365
Dollar General	6,463	899,585
Dollar Tree *	6,151	727,356
Estee Lauder, Cl A	7,044	1,033,425
General Mills	17,011	1,198,595
Hormel Foods	9,103	323,703
J M Smucker	3,005	345,124
Kellanova	7,338	424,577
Kenvue	51,790	974,688
Keurig Dr Pepper	30,327	1,022,020
Kimberly-Clark	10,284	1,404,074
Kraft Heinz	23,853	920,964
Kroger	19,815	1,097,355
Lamb Weston Holdings	4,664	388,698

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
McCormick	6,957	$529,149
Molson Coors Beverage, Cl B	6,042	345,965
Monster Beverage *	22,074	1,179,855
Procter & Gamble	70,920	11,574,144
Sysco	15,253	1,133,603
Tyson Foods, Cl A	7,784	472,099
Walgreens Boots Alliance	19,767	350,469
		49,027,917
Energy — 4.1%
APA	6,228	195,808
Baker Hughes, Cl A	19,601	639,385
Chevron	33,130	5,342,875
ConocoPhillips	22,722	2,854,338
Coterra Energy	14,264	390,263
Devon Energy	12,114	619,995
Diamondback Energy	3,357	675,193
EOG Resources	11,126	1,470,078
EQT	6,035	241,943
Exxon Mobil	75,942	8,981,660
Halliburton	16,940	634,742
Hess	5,508	867,455
Kinder Morgan	38,015	694,914
Marathon Oil	11,630	312,266
Marathon Petroleum	7,020	1,275,674
Occidental Petroleum	12,602	833,496
ONEOK	11,297	893,819
Phillips 66	8,409	1,204,253
Pioneer Natural Resources	4,425	1,191,741
Schlumberger	28,039	1,331,292
Targa Resources	3,878	442,325
Valero Energy	6,501	1,039,315
Williams	23,712	909,592
		33,042,422
Financials — 13.2%
Aflac	10,152	849,215
Allstate	5,152	876,149
American Express	11,014	2,577,607

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American International Group	13,399	$1,009,079
Ameriprise Financial	1,908	785,695
Aon PLC, Cl A	3,932	1,108,863
Arch Capital Group *	6,722	628,776
Arthur J Gallagher	4,002	939,229
Assurant	978	170,563
Bank of America	131,796	4,877,770
Bank of New York Mellon	15,158	856,275
Berkshire Hathaway, Cl B *	34,775	13,796,286
BlackRock, Cl A	2,683	2,024,699
Blackstone	13,631	1,589,511
Brown & Brown	4,002	326,323
Capital One Financial	7,190	1,031,262
Cboe Global Markets	2,005	363,206
Charles Schwab	28,465	2,104,987
Chubb	7,920	1,969,229
Cincinnati Financial	3,054	353,317
Citigroup	36,606	2,245,046
Citizens Financial Group	8,526	290,822
CME Group, Cl A	6,947	1,456,369
Comerica	2,521	126,479
Corpay *	1,307	394,897
Discover Financial Services	4,948	627,060
Everest Group	811	297,159
FactSet Research Systems	711	296,409
Fidelity National Information Services	11,300	767,496
Fifth Third Bancorp	12,311	448,859
Fiserv *	11,475	1,751,888
Franklin Resources	6,067	138,570
Global Payments	4,803	589,664
Globe Life	1,972	150,207
Goldman Sachs Group	6,239	2,662,244
Hartford Financial Services Group	5,729	555,083
Huntington Bancshares	28,342	381,767
Intercontinental Exchange	10,942	1,408,892
Invesco	6,724	95,279
Jack Henry & Associates	1,382	224,838
JPMorgan Chase	55,359	10,614,535
KeyCorp	18,375	266,254

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Loews	3,834	$288,125
M&T Bank	3,389	489,338
MarketAxess Holdings	742	148,467
Marsh & McLennan	9,431	1,880,824
Mastercard, Cl A	15,855	7,153,776
MetLife	11,710	832,347
Moody’s	3,052	1,130,247
Morgan Stanley	24,180	2,196,511
MSCI, Cl A	1,546	720,111
Nasdaq	6,469	387,170
Northern Trust	4,003	329,807
PayPal Holdings *	20,475	1,390,662
PNC Financial Services Group	7,825	1,199,260
Principal Financial Group	4,674	369,900
Progressive	11,189	2,330,109
Prudential Financial	6,882	760,323
Raymond James Financial	3,577	436,394
Regions Financial	17,515	337,514
S&P Global	6,148	2,556,523
State Street	5,733	415,585
Synchrony Financial	8,701	382,670
T Rowe Price Group	4,327	474,109
Travelers	4,281	908,257
Truist Financial	26,067	978,816
US Bancorp	28,875	1,173,191
Visa, Cl A	30,320	8,144,255
W R Berkley	3,921	301,799
Wells Fargo	67,897	4,027,650
Willis Towers Watson PLC	2,007	504,038
		106,275,636
Health Care — 12.3%
Align Technology *	4,278	1,208,022
Baxter International	31,486	1,271,090
Boston Scientific *	88,334	6,348,565
Cardinal Health	14,921	1,537,460
Cencora	10,027	2,396,954
Centene *	32,228	2,354,578
Cigna Group	17,654	6,303,184

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CVS Health	75,761	$5,129,777
DaVita *	3,217	447,195
Dexcom *	23,250	2,961,818
Edwards Lifesciences *	36,497	3,090,201
Elevance Health	14,014	7,407,520
GE HealthCare Technologies	24,217	1,846,304
Gilead Sciences	74,219	4,839,079
Henry Schein *	8,051	557,773
Hologic *	14,097	1,068,130
Humana	7,229	2,183,809
IDEXX Laboratories *	5,000	2,463,800
Incyte *	11,288	587,540
Insulet *	4,281	736,075
Intuitive Surgical *	21,215	7,862,703
IQVIA Holdings *	11,020	2,554,105
Laboratory Corp of America Holdings	5,102	1,027,390
McKesson	7,910	4,249,331
Medtronic PLC	79,386	6,369,933
Mettler-Toledo International *	1,304	1,603,529
Molina Healthcare *	3,523	1,205,218
Quest Diagnostics	6,890	952,060
ResMed	8,845	1,892,742
Solventum *	3,438	223,504
STERIS PLC	5,937	1,214,473
Stryker	20,398	6,863,927
Teleflex	2,788	581,995
West Pharmaceutical Services	4,446	1,589,356
Zimmer Biomet Holdings	12,565	1,511,318
Zoetis, Cl A	27,293	4,346,137
		98,786,595
Industrials — 8.8%
3M	13,762	1,328,171
A O Smith	3,405	282,070
Allegion PLC	2,380	289,313
American Airlines Group *	16,732	226,049
AMETEK	5,741	1,002,723
Automatic Data Processing	10,243	2,477,679
Axon Enterprise *	1,817	569,920

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Broadridge Financial Solutions	3,094	$598,410
Builders FirstSource *	3,060	559,429
Carrier Global	20,800	1,278,992
Caterpillar	12,702	4,249,708
CH Robinson Worldwide	3,386	240,406
Cintas	2,148	1,414,114
Copart *	21,758	1,181,677
CSX	49,239	1,635,720
Cummins	3,529	996,907
Dayforce *	4,071	249,837
Deere	6,492	2,541,034
Delta Air Lines	16,824	842,378
Dover	3,476	623,247
Eaton PLC	9,960	3,169,870
Emerson Electric	14,243	1,535,111
Equifax	3,181	700,424
Expeditors International of Washington	3,781	420,863
Fastenal	14,242	967,601
FedEx	5,724	1,498,429
Fortive	8,718	656,204
Generac Holdings *	1,574	214,001
Howmet Aerospace	9,981	666,232
Hubbell, Cl B	1,405	520,581
IDEX	1,967	433,645
Illinois Tool Works	6,774	1,653,601
Ingersoll Rand	10,560	985,459
JB Hunt Transport Services	2,022	328,717
Johnson Controls International	16,960	1,103,587
Masco	5,475	374,764
Nordson	1,289	332,807
Norfolk Southern	5,624	1,295,320
Old Dominion Freight Line	4,449	808,428
Otis Worldwide	10,090	920,208
PACCAR	13,656	1,449,038
Parker-Hannifin	3,196	1,741,532
Paychex	7,966	946,440
Paycom Software	1,299	244,186
Pentair PLC	4,185	330,992
Quanta Services	3,691	954,345

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Republic Services, Cl A	5,088	$975,370
Robert Half	2,808	194,145
Rockwell Automation	2,965	803,396
Rollins	6,545	291,645
Snap-On	1,366	366,033
Southwest Airlines	15,947	413,665
Stanley Black & Decker	4,199	383,789
Trane Technologies PLC	5,667	1,798,366
TransDigm Group	1,386	1,729,770
Uber Technologies *	51,330	3,401,639
Union Pacific	15,212	3,607,678
United Airlines Holdings *	8,364	430,411
United Parcel Service, Cl B	18,036	2,659,949
United Rentals	1,670	1,115,543
Veralto	5,435	509,151
Verisk Analytics, Cl A	3,607	786,182
Waste Management	9,134	1,900,055
Westinghouse Air Brake Technologies	4,446	716,162
WW Grainger	1,101	1,014,406
Xylem	5,995	783,546
		70,721,070
Information Technology — 29.1%
Accenture PLC, Cl A	12,009	3,613,628
Adobe *	8,613	3,986,355
Advanced Micro Devices *	31,004	4,910,414
Akamai Technologies *	2,859	288,559
Amphenol, Cl A	11,753	1,419,410
Analog Devices	9,486	1,902,986
ANSYS *	1,648	535,402
Apple	278,216	47,388,531
Applied Materials	16,046	3,187,538
Arista Networks *	4,740	1,216,094
Autodesk *	4,240	902,484
Broadcom	8,427	10,957,375
Cadence Design Systems *	5,204	1,434,379
CDW	2,660	643,348
Cisco Systems	77,715	3,651,051
Cognizant Technology Solutions, Cl A	9,500	623,960

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Enphase Energy *	2,604	$283,211
EPAM Systems *	1,019	239,730
F5 *	1,111	183,659
Fair Isaac *	449	508,865
First Solar *	1,945	342,903
Fortinet *	12,166	768,648
Gartner *	1,550	639,514
Gen Digital	11,110	223,755
Hewlett Packard Enterprise	24,728	420,376
HP	16,607	466,491
Intel	79,803	2,431,597
International Business Machines	17,578	2,921,464
Intuit	5,408	3,383,353
Jabil	2,423	284,363
Juniper Networks	6,080	211,706
Keysight Technologies *	3,329	492,492
KLA	2,605	1,795,600
Lam Research	2,527	2,260,174
Microchip Technology	10,690	983,266
Micron Technology	21,051	2,377,921
Microsoft	142,421	55,448,768
Monolithic Power Systems	947	633,856
Motorola Solutions	3,153	1,069,340
NetApp	4,230	432,348
NVIDIA	47,343	40,905,299
ON Semiconductor *	7,985	560,228
Oracle	30,688	3,490,760
Palo Alto Networks *	5,976	1,738,359
PTC *	2,149	381,319
Qorvo *	2,134	249,337
QUALCOMM	21,548	3,573,736
Roper Technologies	2,035	1,040,821
Salesforce	18,672	5,021,648
Seagate Technology Holdings	3,998	343,468
ServiceNow *	3,925	2,721,320
Skyworks Solutions	3,075	327,764
Synopsys *	2,909	1,543,486
TE Connectivity	5,939	840,250
Teledyne Technologies *	996	379,954

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teradyne	3,164	$368,036
Texas Instruments	17,502	3,087,703
Trimble *	4,959	297,887
Tyler Technologies *	802	370,163
VeriSign *	1,746	295,912
Western Digital *	6,455	457,208
Zebra Technologies, Cl A *	1,105	347,589
		233,807,161
Materials — 2.4%
Air Products & Chemicals	4,247	1,003,736
Albemarle	2,446	294,278
Amcor PLC	31,678	283,201
Avery Dennison	1,652	358,947
Ball	6,395	444,900
CF Industries Holdings	3,472	274,184
Corteva	14,140	765,398
Dow	14,403	819,531
DuPont de Nemours	8,939	648,078
Ecolab	4,968	1,123,513
FMC	2,820	166,408
Freeport-McMoRan	28,561	1,426,336
International Flavors & Fragrances	5,211	441,111
International Paper	7,409	258,870
Linde PLC	9,548	4,210,286
LyondellBasell Industries, Cl A	5,272	527,042
Martin Marietta Materials	1,228	720,922
Mosaic	7,305	229,304
Newmont	22,944	932,444
Nucor	5,000	842,650
Packaging Corp of America	1,815	313,959
PPG Industries	4,728	609,912
Sherwin-Williams	4,715	1,412,661
Steel Dynamics	3,214	418,206
Vulcan Materials	2,598	669,323
Westrock	5,436	260,711
		19,455,911

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.1%
Alexandria Real Estate Equities ‡	2,954	$342,280
American Tower ‡	9,642	1,654,182
AvalonBay Communities ‡	2,885	546,909
Boston Properties ‡	3,085	190,931
Camden Property Trust ‡	2,012	200,556
CBRE Group, Cl A *	6,004	521,688
CoStar Group *	7,829	716,588
Crown Castle ‡	8,941	838,487
Digital Realty Trust ‡	6,127	850,305
Equinix ‡	1,899	1,350,398
Equity Residential ‡	6,791	437,340
Essex Property Trust ‡	1,417	348,936
Extra Space Storage ‡	4,366	586,266
Federal Realty Investment Trust ‡	1,439	149,901
Host Hotels & Resorts ‡	15,407	290,730
Invitation Homes ‡	11,154	381,467
Iron Mountain ‡	5,777	447,833
Kimco Realty ‡	12,227	227,789
Mid-America Apartment Communities ‡	2,401	312,130
ProLogis ‡	18,732	1,911,601
Public Storage ‡	3,133	812,857
Realty Income ‡	16,821	900,596
Regency Centers ‡	3,242	191,991
SBA Communications, Cl A ‡	2,322	432,171
Simon Property Group ‡	6,664	936,492
UDR ‡	6,009	228,823
Welltower ‡	11,204	1,067,517
Weyerhaeuser ‡	15,878	479,039
		17,355,803
Utilities — 2.4%
AES	13,912	249,025
Alliant Energy	5,117	254,827
Ameren	5,242	387,226
American Electric Power	9,757	839,395
American Water Works	3,627	443,655
Atmos Energy	2,494	294,043
CenterPoint Energy	11,382	331,671
CMS Energy	5,863	355,356

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Consolidated Edison	6,773	$639,371
Constellation Energy	6,092	1,132,746
Dominion Energy	15,841	807,574
DTE Energy	3,943	434,992
Duke Energy	15,160	1,489,622
Edison International	7,446	529,113
Entergy	4,010	427,747
Evergy	4,823	252,966
Eversource Energy	6,789	411,549
Exelon	19,043	715,636
FirstEnergy	10,838	415,529
NextEra Energy	38,681	2,590,467
NiSource	7,405	206,303
NRG Energy	5,346	388,494
PG&E	37,810	646,929
Pinnacle West Capital	2,446	180,148
PPL	15,128	415,415
Public Service Enterprise Group	9,676	668,418
Sempra	12,561	899,744
Southern	20,814	1,529,829
WEC Energy Group	6,224	514,351
Xcel Energy	10,948	588,236
		19,040,377
TOTAL UNITED STATES		801,618,429
TOTAL COMMON STOCK (Cost $607,677,565)		802,883,239
TOTAL INVESTMENTS — 99.8% (Cost $607,677,565)		$802,883,239

Percentages are based on Net Assets of $804,183,646.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 96.2%
AUSTRALIA — 3.2%
Energy — 1.5%
Woodside Energy Group	9,286	$170,223
Real Estate — 1.7%
Vicinity ‡	157,649	197,061
TOTAL AUSTRALIA		367,284
AUSTRIA — 1.9%
Energy — 1.9%
OMV	4,624	220,909

BELGIUM — 1.9%
Financials — 1.9%
Ageas	4,780	220,490

BRAZIL — 1.4%
Materials — 1.4%
Yara International	5,463	156,626

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 2.4%
Industrials — 2.4%
SITC International Holdings	125,400	$273,208

FRANCE — 9.9%
Communication Services — 1.7%
Orange	17,352	193,422
Financials — 4.4%
AXA	7,097	246,171
Credit Agricole	16,593	258,149
		504,320
Real Estate — 1.8%
Covivio ‡	4,071	203,979
Utilities — 2.0%
Engie	13,573	236,127
TOTAL FRANCE		1,137,848
GERMANY — 4.0%
Consumer Discretionary — 2.1%
Mercedes-Benz Group	3,114	236,206
Materials — 1.9%
BASF	4,146	217,911
TOTAL GERMANY		454,117
HONG KONG — 9.7%
Communication Services — 1.6%
HKT Trust & HKT	163,120	180,614
Real Estate — 4.5%
Hang Lung Properties	297,300	331,085
Henderson Land Development	61,500	187,146
		518,231
Utilities — 3.6%
CK Infrastructure Holdings	36,700	207,872

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Power Assets Holdings	36,006	$207,394
		415,266
TOTAL HONG KONG		1,114,111
ISRAEL — 1.0%
Materials — 1.0%
ICL Group	25,242	119,161

ITALY — 8.5%
Financials — 6.9%
Assicurazioni Generali	10,366	253,821
Mediobanca Banca di Credito Finanziario	19,943	284,678
Poste Italiane	20,132	256,593
		795,092
Utilities — 1.6%
Snam	38,560	177,374

TOTAL ITALY		972,466
JAPAN — 6.0%
Communication Services — 2.0%
SoftBank	19,481	236,572

Financials — 2.4%
Japan Post Holdings	28,504	273,692

Real Estate — 1.6%
Japan Metropolitan Fund Invest ‡	296	179,445

TOTAL JAPAN		689,709
NETHERLANDS — 6.3%
Financials — 4.2%
ABN AMRO Bank	14,384	232,087
NN Group	5,580	258,646
		490,733

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.1%
OCI	8,842	$239,195

TOTAL NETHERLANDS		729,928
NEW ZEALAND — 1.6%
Communication Services — 1.6%
Spark New Zealand	64,285	181,454

NORWAY — 7.0%
Communication Services — 1.9%
Telenor	19,545	225,734

Energy — 2.0%
Aker BP	9,313	228,743

Materials — 3.1%
Norsk Hydro	56,840	353,641

TOTAL NORWAY		808,118
PORTUGAL — 1.3%
Utilities — 1.3%
EDP - Energias de Portugal	41,001	154,582

SPAIN — 6.5%
Industrials — 2.3%
ACS Actividades de Construccion y Servicios	6,694	268,983

Utilities — 4.2%
Enagas	11,023	162,181
Endesa	17,499	319,956
		482,137
TOTAL SPAIN		751,120
SWEDEN — 3.4%
Materials — 3.4%
Boliden	11,791	395,436

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 3.9%
Financials — 1.9%
Zurich Insurance Group	447	$216,494

Industrials — 2.0%
Adecco Group	6,651	233,798

TOTAL SWITZERLAND		450,292
UNITED KINGDOM — 13.8%
Communication Services — 1.5%
Vodafone Group PLC	204,700	173,422

Consumer Staples — 1.6%
British American Tobacco PLC	6,384	187,932

Financials — 8.9%
Abrdn PLC	92,681	170,013
Aviva PLC	41,317	240,929
Legal & General Group PLC	72,560	214,419
M&G PLC	84,875	213,721
Phoenix Group Holdings PLC	29,705	182,181
		1,021,263
Utilities — 1.8%
National Grid PLC	15,448	202,716

TOTAL UNITED KINGDOM		1,585,333
UNITED STATES — 2.5%
Consumer Discretionary — 2.5%
Stellantis	12,970	289,569

TOTAL COMMON STOCK (Cost $11,053,816)		11,071,761

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
PREFERRED STOCK — 1.8%
GERMANY— 1.8%
Consumer Discretionary — 1.8%
Bayerische Motoren Werke (A)	2,013	$207,708
TOTAL PREFERRED STOCK (Cost $210,327)		207,708
TOTAL INVESTMENTS — 98.0% (Cost $11,264,143)		$11,279,469

Percentages are based on Net Assets of $11,513,100.

‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X E-commerce ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.6%
Consumer Discretionary — 0.6%
Temple & Webster Group *	53,768	$399,420

BRAZIL — 3.5%
Communication Services — 0.4%
VTEX, Cl A *	35,006	259,744

Consumer Discretionary — 3.1%
MercadoLibre *	1,508	2,199,720

TOTAL BRAZIL		2,459,464
CANADA — 7.1%
Industrials — 4.0%
RB Global	38,996	2,791,334

Information Technology — 3.1%
Shopify, Cl A *	30,753	2,158,860

TOTAL CANADA		4,950,194

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 22.5%
Communication Services — 3.7%
NetEase ADR	27,502	$2,570,612

Consumer Discretionary — 18.8%
Alibaba Group Holding ADR	34,860	2,609,271
JD.com ADR	101,413	2,929,822
PDD Holdings ADR *	16,847	2,108,907
Trip.com Group ADR *	67,266	3,246,257
Vipshop Holdings ADR	150,244	2,259,670
		13,153,927
TOTAL CHINA		15,724,539
GERMANY — 0.4%
Consumer Discretionary — 0.4%
Jumia Technologies ADR *	70,022	307,397

HONG KONG — 0.4%
Consumer Discretionary — 0.4%
GigaCloud Technology, Cl A *	9,260	294,375

ISRAEL — 3.1%
Consumer Discretionary — 3.1%
Global-e Online *	63,417	2,126,372

JAPAN — 4.1%
Consumer Discretionary — 3.9%
Rakuten Group * (A)	554,176	2,688,739
Information Technology — 0.2%
BASE *	91,851	159,928

TOTAL JAPAN		2,848,667
SINGAPORE — 6.3%
Communication Services — 6.3%
Sea ADR *	69,811	4,411,357

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Consumer Discretionary — 0.3%
ASOS * (A)	49,062	$205,431

UNITED STATES — 51.6%
Communication Services — 4.0%
Angi, Cl A *	81,240	171,416
Shutterstock	16,941	723,550
TripAdvisor *	71,932	1,893,970
		2,788,936
Consumer Discretionary — 35.7%
Amazon.com *	16,199	2,834,825
Beyond *	31,148	627,009
Booking Holdings	716	2,471,654
Carvana, Cl A *	58,584	4,857,785
eBay	60,778	3,132,498
Etsy *	35,611	2,445,407
Expedia Group *	16,852	2,268,785
Groupon, Cl A * (A)	13,838	159,967
Qurate Retail, Cl A *	241,194	198,141
Wayfair, Cl A *	49,190	2,466,879
Williams-Sonoma	12,287	3,523,666
		24,986,616
Financials — 0.7%
eHealth *	25,267	108,143
LendingTree *	7,400	357,198
		465,341
Industrials — 2.7%
ACV Auctions, Cl A *	91,925	1,604,091
Liquidity Services *	15,585	268,997
		1,873,088
Information Technology — 4.6%
BigCommerce Holdings * (A)	44,359	251,072
GoDaddy, Cl A *	23,929	2,928,431

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
LivePerson *	53,714	$26,905
		3,206,408
Real Estate — 3.9%
CoStar Group *	30,037	2,749,287

TOTAL UNITED STATES		36,069,676
TOTAL COMMON STOCK (Cost $78,990,141)		69,796,892

	Face Amount
REPURCHASE AGREEMENTS(B) — 3.6%
Bank of America Securities 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $590,921 (collateralized by various U.S. Government Obligations, ranging in par value $377 - $478,671, 2.000% - 7.500%, 10/17/2025 - 08/20/2063, with a total market value of $602,651)	$590,834	590,834
Citigroup Global Markets Inc. 5.320%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $590,921 (collateralized by various U.S. Government Obligations, ranging in par value $11,824 - $296,628, 2.000% - 6.500%, 12/01/2033 - 05/01/2054, with a total market value of $602,651)	590,834	590,834
Deutsche Bank Securities Inc., 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $162,695 (collateralized by various U.S. Government Obligations, ranging in par value $99 - $34,050, 2.000% - 7.000%, 02/01/2037 - 02/01/2054, with a total market value of $165,924)	162,671	162,671

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
HSBC Securities USA Inc., 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $579,102 (collateralized by various U.S. Government Obligations, ranging in par value $36,190 - $874,536, 2.500% - 3.000%, 04/20/2043 - 10/20/2051, with a total market value of $590,597)	$579,017	$579,017
Nomura Securities International Inc., 5.310%, dated 04/30/2024, to be repurchased on 05/01/2024, repurchase price $590,921 (collateralized by various U.S. Government Obligations, ranging in par value $252 - $118,767, 2.000% - 7.500%, 10/01/2029 - 03/15/2058, with a total market value of $602,873)	590,834	590,834
TOTAL REPURCHASE AGREEMENTS (Cost $2,514,190)		2,514,190
TOTAL INVESTMENTS — 103.5% (Cost $81,504,331)		$72,311,082

Percentages are based on Net Assets of $69,890,086.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $2,477,820.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2024 was $2,514,190. The total value of non-cash collateral held from securities on loan as of April 30, 2024 was $105,935.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2024 (Unaudited)
Global X E-commerce ETF

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$69,796,892	$—	$—	$69,796,892
Repurchase Agreements	—	2,514,190	—	2,514,190
Total Investments in Securities	$69,796,892	$2,514,190	$—	$72,311,082

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-US ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.1%
AUSTRALIA — 8.3%
Communication Services — 0.1%
REA Group	57	$6,649
Telstra Group	4,934	11,758
		18,407
Consumer Discretionary — 0.4%
Wesfarmers	1,605	69,609

Consumer Staples — 0.5%
Coles Group	2,758	29,048
Woolworths Group	2,472	51,206
		80,254
Energy — 0.4%
Santos	3,873	19,365
Woodside Energy Group	2,364	43,335
		62,700
Financials — 2.7%
ANZ Group Holdings	3,721	68,041
ASX	230	9,500
Commonwealth Bank of Australia	2,100	156,191

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Macquarie Group	445	$54,171
National Australia Bank	3,874	85,027
QBE Insurance Group	1,793	20,643
Suncorp Group	1,518	16,383
Westpac Banking	4,476	75,453
		485,409
Health Care — 0.8%
Cochlear	351	74,097
EBOS Group	811	16,826
Sonic Healthcare	2,634	45,787
		136,710
Industrials — 0.5%
Brambles	2,446	23,221
Computershare	1,115	19,715
Transurban Group	5,233	42,612
		85,548
Information Technology — 0.1%
WiseTech Global	214	12,894

Materials — 2.5%
BHP Group	6,489	181,313
Fortescue	2,097	35,472
Glencore	14,078	82,445
Rio Tinto	472	39,994
Rio Tinto PLC	1,433	98,185
South32	5,773	13,458
		450,867
Real Estate — 0.3%
Goodman Group ‡	2,124	43,708
Scentre Group ‡	6,229	12,862
		56,570
TOTAL AUSTRALIA		1,458,968

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
AUSTRIA — 0.3%
Communication Services — 0.0%
Telekom Austria, Cl A	173	$1,489

Energy — 0.1%
OMV	173	8,265

Financials — 0.1%
Erste Group Bank	434	20,358
Raiffeisen Bank International	171	3,178
		23,536
Industrials — 0.0%
ANDRITZ	112	6,156
Strabag	21	896
		7,052
Materials — 0.0%
voestalpine	165	4,432

Utilities — 0.1%
EVN	16	493
Verbund	114	8,728
		9,221
TOTAL AUSTRIA		53,995
BELGIUM — 1.3%
Consumer Staples — 0.6%
Anheuser-Busch InBev	1,780	106,888

Financials — 0.2%
Groupe Bruxelles Lambert	122	9,112
KBC Group	425	31,765
		40,877
Health Care — 0.5%
UCB	653	86,964
TOTAL BELGIUM		234,729

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
BRAZIL — 0.0%
Materials — 0.0%
Yara International	203	$5,820

CHINA — 0.6%
Consumer Discretionary — 0.4%
Chow Tai Fook Jewellery Group	3,100	4,265
Prosus	2,140	72,101
		76,366
Consumer Staples — 0.1%
Budweiser Brewing APAC	3,800	5,345
Wilmar International	6,612	15,660
		21,005
Financials — 0.1%
BOC Hong Kong Holdings	4,500	13,895

TOTAL CHINA		111,266
DENMARK — 1.2%
Health Care — 0.5%
Coloplast, Cl B	679	82,391

Industrials — 0.6%
AP Moller - Maersk, Cl A	4	5,711
AP Moller - Maersk, Cl B	8	11,687
DSV	315	45,060
Svitzer *	24	808
Vestas Wind Systems *	1,770	47,806
		111,072
Utilities — 0.1%
Orsted *	230	12,718

TOTAL DENMARK		206,181
FINLAND — 0.8%
Energy — 0.1%
Neste	513	11,706

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.4%
Nordea Bank Abp	4,421	$51,799
Sampo, Cl A	573	23,233
		75,032
Industrials — 0.2%
Kone, Cl B	732	35,847

Information Technology — 0.1%
Nokia	6,573	23,977

TOTAL FINLAND		146,562
FRANCE — 10.7%
Consumer Discretionary — 2.6%
Christian Dior	4	3,124
Hermes International SCA	48	115,531
Kering	97	34,227
LVMH Moet Hennessy Louis Vuitton	368	304,716
		457,598
Consumer Staples — 2.0%
Danone	1,234	77,400
L’Oreal	449	211,074
Pernod Ricard	402	61,037
		349,511
Energy — 1.2%
TotalEnergies	2,785	204,252

Financials — 1.1%
AXA	2,223	77,108
BNP Paribas	1,267	91,595
Credit Agricole	1,359	21,143
		189,846
Health Care — 1.9%
EssilorLuxottica	1,541	330,863

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.6%
Vinci	888	$104,682

Information Technology — 0.4%
Capgemini	199	42,110
Dassault Systemes	848	33,576
		75,686
Materials — 0.7%
Air Liquide	671	131,928

Utilities — 0.2%
Engie	2,253	39,195

TOTAL FRANCE		1,883,561
GERMANY — 6.4%
Communication Services — 0.6%
Deutsche Telekom	4,346	99,864

Consumer Discretionary — 1.1%
adidas	234	56,646
Bayerische Motoren Werke	414	45,352
Mercedes-Benz Group	1,145	86,852
Volkswagen	38	5,396
		194,246
Consumer Staples — 0.2%
Beiersdorf	203	30,508
Henkel & KGaA	210	15,078
		45,586
Financials — 1.5%
Allianz	490	139,681
Deutsche Boerse	235	45,518
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	172	75,809
		261,008
Industrials — 0.6%
Daimler Truck Holding	907	41,033

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Deutsche Post	1,648	$69,181
Hapag-Lloyd	10	1,844
		112,058
Information Technology — 1.7%
Infineon Technologies	1,664	58,217
SAP	1,321	239,699
		297,916
Materials — 0.3%
BASF	1,129	59,339

Utilities — 0.4%
E.ON	2,877	38,146
RWE	854	29,796
Uniper *	4	224
		68,166
TOTAL GERMANY		1,138,183
HONG KONG — 1.8%
Financials — 1.1%
AIA Group	14,165	104,682
Hang Seng Bank	912	12,115
Hong Kong Exchanges & Clearing	1,494	48,060
Prudential	3,319	29,133
		193,990
Industrials — 0.2%
MTR	2,900	9,585
Techtronic Industries	2,432	34,018
		43,603
Real Estate — 0.3%
CK Asset Holdings	2,500	10,756
Henderson Land Development	1,700	5,173
Link ‡	3,100	13,417
Sun Hung Kai Properties	1,940	18,045

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Wharf Real Estate Investment	2,000	$6,252
		53,643
Utilities — 0.2%
CK Infrastructure Holdings	800	4,531
CLP Holdings	2,300	18,144
Hong Kong & China Gas	12,710	9,702
		32,377
TOTAL HONG KONG		323,613
ISRAEL — 0.7%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication	2,362	2,941

Consumer Discretionary — 0.0%
Global-e Online *	104	3,487

Consumer Staples — 0.0%
Strauss Group	113	2,083

Energy — 0.0%
Delek Group	8	950

Financials — 0.3%
Bank Hapoalim	1,463	13,272
Bank Leumi Le-Israel	1,816	14,256
First International Bank of Israel	60	2,397
Israel Discount Bank, Cl A	1,463	7,557
Mizrahi Tefahot Bank	171	6,263
Phoenix Holdings	141	1,356
		45,101
Industrials — 0.0%
Shapir Engineering and Industry	209	1,147

Information Technology — 0.3%
Check Point Software Technologies *	120	17,931
JFrog *	134	5,344
Nice *	82	18,397

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Nova *	36	$6,243
Tower Semiconductor *	135	4,420
Wix.com *	69	8,202
		60,537
Materials — 0.0%
Israel	5	1,200

Real Estate — 0.1%
Airport City *	95	1,472
Amot Investments	260	1,098
Azrieli Group	32	2,076
Big Shopping Centers *	14	1,450
Melisron	30	2,067
Mivne Real Estate KD	592	1,431
		9,594
TOTAL ISRAEL		127,040
ITALY — 2.4%
Consumer Discretionary — 0.4%
Ferrari	176	72,867
PRADA	600	4,933
		77,800
Consumer Staples — 0.1%
Davide Campari-Milano	1,136	11,442

Energy — 0.3%
Eni	2,990	48,391

Financials — 1.1%
Assicurazioni Generali	1,432	35,064
Intesa Sanpaolo	20,500	77,289
UniCredit	2,192	81,049
		193,402
Utilities — 0.5%
Enel	9,746	64,412
Snam	2,487	11,440

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Terna - Rete Elettrica Nazionale	1,692	$13,612
		89,464
TOTAL ITALY		420,499
JAPAN — 27.9%
Communication Services — 1.8%
Capcom	480	7,996
Dentsu Group	295	8,003
KDDI	1,849	51,699
Konami Group	116	7,043
LY	3,132	7,625
Nexon	548	8,607
Nintendo	1,449	71,085
Nippon Telegraph & Telephone	36,717	39,852
SoftBank	3,482	42,284
SoftBank Group	1,307	65,738
Toho	173	5,811
		315,743
Consumer Discretionary — 5.2%
Aisin	228	8,683
Bandai Namco Holdings	958	18,032
Bridgestone	796	35,302
Denso	3,096	52,953
Fast Retailing	274	72,346
Honda Motor	7,042	81,086
Isuzu Motors	830	10,546
Nissan Motor	3,054	11,289
Nitori Holdings	112	15,120
Oriental Land	1,664	46,124
Pan Pacific International Holdings	706	16,716
Panasonic Holdings	3,426	30,088
Rakuten Group *	2,031	9,854
Sekisui House	967	22,282
Shimano	114	18,701
Subaru	907	20,357
Sumitomo Electric Industries	1,123	17,420
Suzuki Motor	2,784	32,570

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Toyota Motor	17,493	$404,407
		923,876
Consumer Staples — 1.7%
Aeon	1,782	37,392
Asahi Group Holdings	1,033	35,480
Kao	949	39,349
Kirin Holdings	1,625	23,756
Kobe Bussan	320	6,965
Nissin Foods Holdings	531	14,189
Seven & i Holdings	4,833	62,653
Shiseido	847	22,687
Suntory Beverage & Food	289	9,414
Unicharm	879	26,236
Yakult Honsha	682	13,374
		291,495
Energy — 0.2%
ENEOS Holdings	3,781	17,561
Inpex	1,239	18,837
		36,398
Financials — 3.4%
Dai-ichi Life Holdings	1,283	29,750
Japan Exchange Group	640	15,076
Japan Post Bank	1,719	17,516
Mitsubishi HC Capital	1,350	8,780
Mitsubishi UFJ Financial Group	15,449	155,064
Mizuho Financial Group	3,222	62,489
MS&AD Insurance Group Holdings	1,719	31,094
Nomura Holdings	3,578	20,463
ORIX	1,488	30,646
Resona Holdings	2,871	18,263
Sompo Holdings	1,248	24,744
Sumitomo Mitsui Financial Group	1,675	95,584
Sumitomo Mitsui Trust Holdings	916	19,314
Tokio Marine Holdings	2,473	78,434
		607,217

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 4.0%
Eisai	1,620	$66,935
Hoya	1,881	220,774
Kyowa Kirin	1,348	22,692
M3	2,393	25,722
Otsuka Holdings	3,002	128,615
Shionogi	1,491	69,867
Sysmex	2,547	41,005
Terumo	8,112	138,847
		714,457
Industrials — 6.1%
ANA Holdings	316	6,024
Central Japan Railway	1,842	42,338
Daifuku	619	12,831
East Japan Railway	1,954	35,922
FANUC	1,603	47,133
Hankyu Hanshin Holdings	450	11,822
ITOCHU	2,578	116,904
Japan Airlines	205	3,647
Komatsu	1,658	50,099
Kubota	1,827	29,553
Marubeni	3,034	54,447
MINEBEA MITSUMI	783	14,835
Mitsubishi Electric	3,779	66,591
Mitsui	2,695	130,824
Mitsui OSK Lines	600	19,026
NIDEC CORP	952	44,604
Nippon Yusen	920	26,109
Recruit Holdings	2,976	130,527
Secom	395	27,561
SG Holdings	824	9,658
SMC	102	54,135
Sumitomo	2,162	57,085
Tokyu	1,102	13,085
Toyota Industries	331	31,614
West Japan Railway	858	16,324
Yaskawa Electric	484	20,238
		1,072,936

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 3.4%
Advantest	1,039	$32,986
Canon	1,300	35,357
Disco	117	34,052
Fujitsu	2,290	35,442
Keyence	253	113,023
Kyocera	1,768	21,712
Lasertec	96	21,108
Murata Manufacturing	2,400	44,282
NEC	342	24,993
Nomura Research Institute	644	15,694
NTT Data Group	811	12,750
Obic	77	9,962
Omron	242	8,397
Oracle Japan	55	4,157
Renesas Electronics	1,815	30,316
Rohm	464	6,765
TDK	463	20,843
Tokyo Electron	608	135,691
		607,530
Materials — 1.2%
Asahi Kasei	1,723	12,049
JFE Holdings	830	12,453
Mitsubishi Chemical Group	1,653	9,680
Nippon Paint Holdings	1,268	8,182
Nippon Sanso Holdings	282	8,431
Nippon Steel	1,255	28,240
Nitto Denko	181	15,033
Shin-Etsu Chemical	2,582	101,646
Sumitomo Metal Mining	344	11,616
Toray Industries	2,061	9,459
		216,789
Real Estate — 0.7%
Daiwa House Industry	806	22,741
Mitsubishi Estate	1,693	31,285
Mitsui Fudosan	3,432	35,178
Nippon Building Fund ‡	2	7,664

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Sumitomo Realty & Development	580	$20,242
		117,110
Utilities — 0.2%
Chubu Electric Power	923	11,877
Osaka Gas	514	11,432
Tokyo Gas	474	10,660
		33,969
TOTAL JAPAN		4,937,520
LUXEMBOURG — 0.1%
Materials — 0.1%
ArcelorMittal	571	14,403

NETHERLANDS — 5.1%
Communication Services — 0.1%
Universal Music Group	940	27,841

Consumer Staples — 0.6%
Heineken	515	50,276
Koninklijke Ahold Delhaize	1,884	57,292
		107,568
Financials — 0.7%
Adyen *	38	45,922
ING Groep	4,446	70,653
		116,575
Health Care — 0.7%
Argenx *	318	119,280

Industrials — 0.4%
Wolters Kluwer	434	65,316

Information Technology — 2.6%
ASML Holding	518	461,211

TOTAL NETHERLANDS		897,791

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND — 0.6%
Communication Services — 0.0%
Spark New Zealand	2,270	$6,407

Health Care — 0.3%
Fisher & Paykel Healthcare	3,263	54,972

Industrials — 0.1%
Auckland International Airport	2,090	9,709
Infratil	1,325	8,562
		18,271
Information Technology — 0.1%
Xero *	167	13,239

Utilities — 0.1%
Mercury NZ	760	2,869
Meridian Energy	1,473	5,230
		8,099
TOTAL NEW ZEALAND		100,988
NORWAY — 0.8%
Communication Services — 0.1%
Telenor	770	8,893

Consumer Staples — 0.2%
Mowi	1,000	17,694
Orkla	1,662	11,376
Salmar	146	9,249
		38,319
Energy — 0.2%
Aker BP	351	8,621
Equinor	1,225	33,069
Var Energi	381	1,252
		42,942
Financials — 0.1%
DNB Bank	1,097	19,228

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Gjensidige Forsikring	230	$3,711
		22,939
Industrials — 0.1%
AutoStore Holdings *	2,052	2,964
Kongsberg Gruppen	172	12,208
		15,172
Materials — 0.1%
Norsk Hydro	1,687	10,496

TOTAL NORWAY		138,761
PORTUGAL — 0.1%
Utilities — 0.1%
EDP - Energias de Portugal	3,739	14,097

SINGAPORE — 1.7%
Communication Services — 0.2%
Sea ADR *	431	27,235
Singapore Telecommunications	8,290	14,467
		41,702
Financials — 0.9%
DBS Group Holdings	2,568	65,718
Oversea-Chinese Banking	4,894	51,138
United Overseas Bank	1,979	44,115
		160,971
Industrials — 0.3%
Grab Holdings, Cl A *	3,498	12,243
Jardine Cycle & Carriage	200	3,886
Keppel	2,300	11,603
Singapore Airlines	2,263	10,853
Singapore Technologies Engineering	2,728	8,062
		46,647
Information Technology — 0.2%
STMicroelectronics	836	33,651

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.1%
CapitaLand Integrated Commercial Trust ‡	5,534	$7,953
CapitaLand Investment	2,829	5,518
		13,471
TOTAL SINGAPORE		296,442
SOUTH AFRICA — 0.3%
Materials — 0.3%
Anglo American	1,720	56,728

SPAIN — 2.5%
Communication Services — 0.1%
Cellnex Telecom	709	23,539

Consumer Discretionary — 0.6%
Amadeus IT Group	626	40,001
Industria de Diseno Textil	1,584	72,575
		112,576
Financials — 1.2%
Banco Bilbao Vizcaya Argentaria	7,283	79,237
Banco Santander	19,964	97,618
CaixaBank	5,096	26,983
		203,838
Utilities — 0.6%
EDP Renovaveis	354	4,872
Iberdrola	7,392	90,974
Naturgy Energy Group	210	5,326
		101,172
TOTAL SPAIN		441,125
SWEDEN — 3.5%
Communication Services — 0.0%
Telia	3,001	6,906

Consumer Discretionary — 0.1%
H & M Hennes & Mauritz, Cl B	913	14,703

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Volvo Car, Cl B *	637	$2,027
		16,730
Consumer Staples — 0.2%
Essity, Cl B	1,241	31,048

Financials — 0.8%
EQT	427	11,761
Industrivarden, Cl A	227	7,387
Industrivarden, Cl C	221	7,186
Investor, Cl B	2,285	56,699
L E Lundbergforetagen, Cl B	92	4,593
Skandinaviska Enskilda Banken, Cl A	1,998	26,450
Skandinaviska Enskilda Banken, Cl C	4	54
Svenska Handelsbanken, Cl A	1,855	16,255
Svenska Handelsbanken, Cl B	55	595
Swedbank, Cl A	1,112	21,519
		152,499
Industrials — 2.0%
Alfa Laval	506	21,834
Assa Abloy, Cl B	1,739	46,739
Atlas Copco, Cl A	4,525	80,578
Atlas Copco, Cl B	2,732	41,692
Epiroc, Cl A	1,045	19,689
Epiroc, Cl B	661	11,117
Investment Latour, Cl B	239	5,869
Nibe Industrier, Cl B	2,721	12,792
Sandvik	1,888	38,307
Volvo, Cl A	324	8,643
Volvo, Cl B	2,780	71,780
		359,040
Information Technology — 0.3%
Hexagon, Cl B	2,724	28,975
Telefonaktiebolaget LM Ericsson, Cl B	3,927	20,114
		49,089

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.1%
Svenska Cellulosa, Cl B	752	$11,103

TOTAL SWEDEN		626,415
SWITZERLAND — 4.5%
Consumer Discretionary — 0.6%
Cie Financiere Richemont, Cl A	756	105,427

Financials — 1.1%
UBS Group	3,812	100,875
Zurich Insurance Group	183	88,632
		189,507
Health Care — 1.2%
Alcon	2,678	207,606

Industrials — 0.9%
ABB	2,822	138,123
Kuehne + Nagel International	102	27,103
		165,226
Materials — 0.7%
DSM-Firmenich	267	30,176
Givaudan	10	43,025
Sika	204	58,565
		131,766
TOTAL SWITZERLAND		799,532
UNITED KINGDOM — 10.4%
Communication Services — 0.2%
BT Group, Cl A	7,882	10,126
Vodafone Group PLC	28,184	23,877
		34,003
Consumer Discretionary — 0.4%
Compass Group	2,520	70,429

Consumer Staples — 2.9%
Associated British Foods	732	24,344
Coca-Cola Europacific Partners	427	30,753

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Diageo	4,349	$151,142
Tesco	14,389	53,385
Unilever	4,947	256,446
		516,070
Energy — 2.4%
BP	20,860	135,927
Shell	8,098	290,304
		426,231
Financials — 2.7%
3i Group	1,232	44,366
Barclays	17,563	44,577
HSBC Holdings	23,892	208,097
Legal & General Group PLC	7,189	21,244
Lloyds Banking Group	81,051	52,672
London Stock Exchange Group	490	54,275
NatWest Group	6,773	25,739
Standard Chartered	2,957	25,541
		476,511
Industrials — 1.3%
Ashtead Group	790	57,789
CK Hutchison Holdings	4,920	24,061
RELX	3,333	137,847
		219,697
Utilities — 0.5%
National Grid PLC	4,713	61,846
SSE	1,355	28,275
		90,121
TOTAL UNITED KINGDOM		1,833,062
UNITED STATES — 7.1%
Communication Services — 0.3%
Spotify Technology *	175	49,077

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.4%
Stellantis	3,123	$69,724

Consumer Staples — 0.3%
Haleon	12,567	53,423

Energy — 0.0%
Tenaris	567	9,503

Health Care — 3.4%
CSL	2,597	466,718
ICON *	441	131,365
Inmode *	342	5,879
		603,962
Industrials — 1.6%
Experian	1,613	65,520
Schneider Electric	935	215,047
		280,567
Information Technology — 0.2%
CyberArk Software *	51	12,202
Flex *	587	16,817
Monday.com *	33	6,248
		35,267
Materials — 0.9%
CRH	938	73,243
Holcim	697	58,654
James Hardie Industries *	567	19,959
		151,856
TOTAL UNITED STATES		1,253,379
TOTAL COMMON STOCK (Cost $15,589,102)		17,520,660

PREFERRED STOCK — 0.4%
GERMANY— 0.4%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke (A)	76	7,842

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
Dr Ing hc F Porsche (A)	132	$11,814
Volkswagen (A)	249	30,658
		50,314
Consumer Staples — 0.1%
Henkel & KGaA (A)	336	26,751
TOTAL GERMANY		77,065
TOTAL PREFERRED STOCK (Cost $88,775)		77,065
TOTAL INVESTMENTS — 99.5% (Cost $15,677,877)		$17,597,725

Percentages are based on Net Assets of $17,677,877.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.2%
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	9	$13,128

CHINA — 1.1%
Consumer Discretionary — 0.6%
PDD Holdings ADR *	120	15,021

Information Technology — 0.5%
NXP Semiconductors	46	11,785

TOTAL CHINA		26,806
NETHERLANDS — 0.6%
Information Technology — 0.6%
ASML Holding	16	13,960

UNITED KINGDOM — 0.6%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners PLC	83	5,978

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
AstraZeneca PLC ADR	105	$7,967

TOTAL UNITED KINGDOM		13,945
UNITED STATES — 96.4%
Communication Services — 15.5%
Alphabet, Cl A *	414	67,391
Alphabet, Cl C *	398	65,527
Charter Communications, Cl A *	26	6,654
Comcast, Cl A	718	27,363
Electronic Arts	48	6,087
Meta Platforms, Cl A	245	105,392
Netflix *	79	43,501
Sirius XM Holdings	703	2,067
Take-Two Interactive Software *	30	4,284
T-Mobile US	215	35,296
Trade Desk, Cl A *	82	6,794
Warner Bros Discovery *	444	3,268
		373,624
Consumer Discretionary — 11.9%
Airbnb, Cl A *	79	12,527
Amazon.com *	729	127,575
Booking Holdings	6	20,712
DoorDash, Cl A *	68	8,790
Lululemon Athletica *	21	7,573
Marriott International, Cl A	53	12,515
O’Reilly Automotive *	10	10,133
Ross Stores	61	7,902
Starbucks	205	18,140
Tesla *	339	62,132
		287,999
Consumer Staples — 6.4%
Costco Wholesale	81	58,555
Dollar Tree *	39	4,612
Keurig Dr Pepper	250	8,425
Kraft Heinz	218	8,417
Mondelez International, Cl A	244	17,553
Monster Beverage *	188	10,049

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	249	$43,802
Walgreens Boots Alliance	158	2,801
		154,214
Energy — 0.5%
Baker Hughes, Cl A	180	5,872
Diamondback Energy	33	6,637
		12,509
Financials — 0.5%
PayPal Holdings *	194	13,176

Health Care — 5.8%
Amgen	97	26,572
Biogen *	26	5,585
Dexcom *	70	8,917
GE HealthCare Technologies	82	6,252
Gilead Sciences	225	14,670
IDEXX Laboratories *	15	7,392
Illumina *	28	3,445
Intuitive Surgical *	64	23,720
Moderna *	69	7,611
Regeneron Pharmaceuticals *	19	16,923
Vertex Pharmaceuticals *	47	18,462
		139,549
Industrials — 4.6%
Automatic Data Processing	74	17,900
Cintas	18	11,850
Copart *	173	9,395
CSX	354	11,760
Fastenal	104	7,066
Honeywell International	118	22,742
Old Dominion Freight Line	38	6,905
PACCAR	95	10,080
Paychex	65	7,723
Verisk Analytics, Cl A	26	5,667
		111,088

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 48.0%
Adobe *	82	$37,952
Advanced Micro Devices *	293	46,405
Analog Devices	90	18,055
ANSYS *	16	5,198
Apple	1,085	184,808
Applied Materials	151	29,996
Atlassian, Cl A *	28	4,824
Autodesk *	38	8,088
Broadcom	84	109,223
Cadence Design Systems *	49	13,506
CDW	24	5,805
Cisco Systems	734	34,483
Cognizant Technology Solutions, Cl A	91	5,977
Crowdstrike Holdings, Cl A *	42	12,287
Datadog, Cl A *	55	6,902
Fortinet *	137	8,656
GLOBALFOUNDRIES *	101	4,937
Intel	766	23,340
Intuit	51	31,907
KLA	25	17,232
Lam Research	24	21,466
Marvell Technology	156	10,282
Microchip Technology	98	9,014
Micron Technology	200	22,592
Microsoft	522	203,230
MongoDB, Cl A *	13	4,747
NVIDIA	176	152,068
ON Semiconductor *	77	5,402
Palo Alto Networks *	59	17,162
QUALCOMM	203	33,668
Roper Technologies	19	9,718
Synopsys *	28	14,857
Texas Instruments	164	28,933
Workday, Cl A *	38	9,300
Zscaler *	27	4,669
		1,156,689

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.6%
Linde PLC	88	$38,804

Real Estate — 0.3%
CoStar Group *	74	6,773

Utilities — 1.3%
American Electric Power	95	8,173
Constellation Energy	57	10,599
Exelon	180	6,764
Xcel Energy	101	5,427
		30,963
TOTAL UNITED STATES		2,325,388
TOTAL COMMON STOCK (Cost $2,309,389)		2,393,227

PURCHASED OPTIONS — 0.6% (Cost $26,131)		14,000

TOTAL INVESTMENTS — 99.8% (Cost $2,335,520)		$2,407,227

Percentages are based on Net Assets of $2,411,019.

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.6%
Put Options
Nasdaq-100® Reduced-Value Index	7	$2,441,698	$3,220	06/21/24	$14,000

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Tail Risk ETF

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 98.1%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	6	$8,752

CHINA — 1.1%
Consumer Discretionary — 0.6%
PDD Holdings ADR *	81	10,140

Information Technology — 0.5%
NXP Semiconductors	32	8,198

TOTAL CHINA		18,338
NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding	10	8,725

UNITED KINGDOM — 0.6%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners PLC	60	4,321

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
AstraZeneca PLC ADR	69	$5,236

TOTAL UNITED KINGDOM		9,557
UNITED STATES — 95.3%
Communication Services — 15.3%
Alphabet, Cl A *	279	45,416
Alphabet, Cl C *	267	43,959
Charter Communications, Cl A *	19	4,863
Comcast, Cl A	487	18,559
Electronic Arts	35	4,439
Meta Platforms, Cl A	166	71,408
Netflix *	53	29,184
Sirius XM Holdings	470	1,382
Take-Two Interactive Software *	20	2,856
T-Mobile US	144	23,640
Trade Desk, Cl A *	54	4,474
Warner Bros Discovery *	295	2,171
		252,351
Consumer Discretionary — 11.8%
Airbnb, Cl A *	53	8,404
Amazon.com *	489	85,575
Booking Holdings	4	13,808
DoorDash, Cl A *	47	6,075
Lululemon Athletica *	16	5,770
Marriott International, Cl A	35	8,264
O’Reilly Automotive *	7	7,093
Ross Stores	41	5,312
Starbucks	139	12,300
Tesla *	227	41,605
		194,206
Consumer Staples — 6.3%
Costco Wholesale	54	39,037
Dollar Tree *	29	3,429
Keurig Dr Pepper	173	5,830
Kraft Heinz	149	5,753
Mondelez International, Cl A	164	11,798
Monster Beverage *	129	6,895

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	169	$29,729
Walgreens Boots Alliance	104	1,844
		104,315
Energy — 0.5%
Baker Hughes, Cl A	123	4,012
Diamondback Energy	20	4,023
		8,035
Financials — 0.6%
PayPal Holdings *	134	9,101

Health Care — 5.7%
Amgen	66	18,080
Biogen *	19	4,082
Dexcom *	47	5,987
GE HealthCare Technologies	56	4,269
Gilead Sciences	151	9,845
IDEXX Laboratories *	9	4,435
Illumina *	20	2,461
Intuitive Surgical *	44	16,307
Moderna *	45	4,964
Regeneron Pharmaceuticals *	13	11,579
Vertex Pharmaceuticals *	31	12,177
		94,186
Industrials — 4.6%
Automatic Data Processing	50	12,094
Cintas	12	7,900
Copart *	115	6,246
CSX	244	8,106
Fastenal	68	4,620
Honeywell International	81	15,611
Old Dominion Freight Line	28	5,088
PACCAR	63	6,685
Paychex	45	5,346
Verisk Analytics, Cl A	17	3,705
		75,401

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 47.3%
Adobe *	55	$25,456
Advanced Micro Devices *	199	31,518
Analog Devices	61	12,237
ANSYS *	10	3,249
Apple	727	123,830
Applied Materials	102	20,262
Atlassian, Cl A *	19	3,274
Autodesk *	27	5,747
Broadcom	56	72,815
Cadence Design Systems *	33	9,096
CDW	17	4,112
Cisco Systems	497	23,349
Cognizant Technology Solutions, Cl A	63	4,138
Crowdstrike Holdings, Cl A *	28	8,191
Datadog, Cl A *	40	5,020
Fortinet *	96	6,065
GLOBALFOUNDRIES *	67	3,275
Intel	518	15,783
Intuit	34	21,271
KLA	16	11,029
Lam Research	16	14,311
Marvell Technology	104	6,855
Microchip Technology	67	6,163
Micron Technology	134	15,137
Microsoft	350	136,265
MongoDB, Cl A *	10	3,652
NVIDIA	118	101,954
ON Semiconductor *	52	3,648
Palo Alto Networks *	38	11,054
QUALCOMM	137	22,721
Roper Technologies	14	7,160
Synopsys *	19	10,081
Texas Instruments	110	19,406
Workday, Cl A *	26	6,363
Zscaler *	19	3,286
		777,773

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.6%
Linde PLC	59	$26,017

Real Estate — 0.3%
CoStar Group *	51	4,668

Utilities — 1.3%
American Electric Power	67	5,764
Constellation Energy	38	7,066
Exelon	122	4,585
Xcel Energy	68	3,653
		21,068
TOTAL UNITED STATES		1,567,121
TOTAL COMMON STOCK (Cost $1,491,065)		1,612,493

PURCHASED OPTIONS — 1.3% (Cost $27,292)		22,400

TOTAL INVESTMENTS — 99.4% (Cost $1,518,357)		$1,634,893

WRITTEN OPTIONS— (0.0)% (Premiums Received $(2,712))		$(529)

Percentages are based on Net Assets of $1,644,162.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1.3%
Put Options
Nasdaq-100® Reduced-Value Index	4	$1,395,256	$3,400	06/21/24	$22,400

WRITTEN OPTIONS — 0.0%
Call Options
Nasdaq-100® Reduced-Value Index	(4)	$(1,395,256)	$3,900	06/21/24	$(529)

*	Non-income producing security.

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,612,493	$—	$—	$1,612,493
Purchased Options	22,400		—	22,400
Total Investments in Securities	$1,634,893	$—	$—	$1,634,893

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(529)	$—	$—	$(529)
Total Other Financial Instruments	$(529)	$—	$—	$(529)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.6%
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	19	$4,868

UNITED STATES — 99.4%
Communication Services — 9.1%
Alphabet, Cl A *	437	71,135
Alphabet, Cl C *	366	60,258
AT&T	530	8,952
Charter Communications, Cl A *	8	2,047
Comcast, Cl A	298	11,357
Electronic Arts	19	2,410
Fox, Cl A	21	651
Fox, Cl B	8	229
Interpublic Group	27	822
Live Nation Entertainment *	10	889
Match Group *	20	616
Meta Platforms, Cl A	163	70,118
Netflix *	32	17,620
News, Cl A	24	571
News, Cl B	4	98

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Omnicom Group	14	$1,300
Paramount Global, Cl B	35	399
Take-Two Interactive Software *	12	1,714
T-Mobile US	39	6,403
Verizon Communications	312	12,321
Walt Disney	136	15,110
Warner Bros Discovery *	164	1,207
		286,227
Consumer Discretionary — 10.2%
Airbnb, Cl A *	32	5,074
Amazon.com *	679	118,825
Aptiv PLC *	20	1,420
AutoZone *	1	2,956
Bath & Body Works	17	772
Best Buy	15	1,105
Booking Holdings	2	6,904
BorgWarner	22	721
Caesars Entertainment *	16	573
CarMax *	11	748
Carnival *	77	1,141
Chipotle Mexican Grill, Cl A *	2	6,319
Darden Restaurants	9	1,381
Deckers Outdoor *	2	1,637
Domino’s Pizza	2	1,059
DR Horton	22	3,135
eBay	43	2,216
Etsy *	11	755
Expedia Group *	11	1,481
Ford Motor	289	3,511
Garmin	11	1,589
General Motors	86	3,830
Genuine Parts	10	1,572
Hasbro	8	490
Hilton Worldwide Holdings	20	3,946
Home Depot	74	24,732
Las Vegas Sands	29	1,286
Lennar, Cl A	18	2,729
LKQ	22	949

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lowe’s	43	$9,804
Lululemon Athletica *	9	3,245
Marriott International, Cl A	19	4,486
McDonald’s	54	14,744
MGM Resorts International *	23	907
Mohawk Industries *	4	461
NIKE, Cl B	90	8,303
Norwegian Cruise Line Holdings *	27	511
O’Reilly Automotive *	4	4,053
Pool	3	1,088
PulteGroup	16	1,783
Ralph Lauren, Cl A	3	491
Ross Stores	26	3,368
Royal Caribbean Cruises *	19	2,653
Starbucks	84	7,433
Tapestry	16	639
Tesla *	207	37,939
TJX	85	7,998
Tractor Supply	8	2,185
Ulta Beauty *	3	1,215
Wynn Resorts	7	642
Yum! Brands	21	2,966
		319,770
Consumer Staples — 6.2%
Altria Group	131	5,739
Archer-Daniels-Midland	40	2,346
Brown-Forman, Cl B	15	718
Bunge Global	12	1,221
Campbell Soup	15	686
Church & Dwight	20	2,158
Clorox	9	1,331
Coca-Cola	289	17,851
Colgate-Palmolive	63	5,791
Conagra Brands	33	1,016
Constellation Brands, Cl A	12	3,041
Costco Wholesale	33	23,856
Dollar General	15	2,088
Dollar Tree *	15	1,774

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Estee Lauder, Cl A	17	$2,494
General Mills	44	3,100
Hershey	11	2,133
Hormel Foods	21	747
J M Smucker	7	804
Kellanova	22	1,273
Kenvue	130	2,447
Keurig Dr Pepper	73	2,460
Kimberly-Clark	26	3,550
Kraft Heinz	61	2,355
Kroger	50	2,769
Lamb Weston Holdings	10	833
McCormick	18	1,369
Molson Coors Beverage, Cl B	14	802
Mondelez International, Cl A	100	7,194
Monster Beverage *	58	3,100
PepsiCo	102	17,943
Philip Morris International	115	10,918
Procter & Gamble	175	28,560
Sysco	39	2,898
Target	35	5,634
Tyson Foods, Cl A	21	1,274
Walgreens Boots Alliance	53	940
Walmart	320	18,992
		194,205
Energy — 4.1%
APA	23	723
Baker Hughes, Cl A	75	2,446
Chevron	129	20,804
ConocoPhillips	87	10,929
Coterra Energy	53	1,450
Devon Energy	50	2,559
Diamondback Energy	13	2,615
EOG Resources	44	5,814
EQT	28	1,123
Exxon Mobil	295	34,890
Halliburton	66	2,473
Hess	21	3,307

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Kinder Morgan	143	$2,614
Marathon Oil	47	1,262
Marathon Petroleum	27	4,906
Occidental Petroleum	49	3,241
ONEOK	44	3,481
Phillips 66	32	4,583
Pioneer Natural Resources	17	4,578
Schlumberger	108	5,128
Targa Resources	18	2,053
Valero Energy	24	3,837
Williams	93	3,567
		128,383
Financials — 13.1%
Aflac	42	3,513
Allstate	19	3,231
American Express	43	10,063
American International Group	52	3,916
Ameriprise Financial	8	3,294
Aon PLC, Cl A	15	4,230
Arch Capital Group *	29	2,713
Arthur J Gallagher	15	3,520
Assurant	4	698
Bank of America	511	18,912
Bank of New York Mellon	55	3,107
Berkshire Hathaway, Cl B *	135	53,559
BlackRock, Cl A	10	7,546
Blackstone	53	6,180
Brown & Brown	19	1,549
Capital One Financial	28	4,016
Cboe Global Markets	7	1,268
Charles Schwab	112	8,282
Chubb	30	7,459
Cincinnati Financial	12	1,388
Citigroup	142	8,709
Citizens Financial Group	33	1,126
CME Group, Cl A	26	5,451
Comerica	9	452
Corpay *	5	1,511

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Discover Financial Services	20	$2,535
Everest Group	3	1,099
FactSet Research Systems	3	1,251
Fidelity National Information Services	45	3,056
Fifth Third Bancorp	50	1,823
Fiserv *	45	6,870
Franklin Resources	19	434
Global Payments	20	2,455
Globe Life	6	457
Goldman Sachs Group	24	10,241
Hartford Financial Services Group	22	2,132
Huntington Bancshares	106	1,428
Intercontinental Exchange	43	5,537
Invesco	35	496
Jack Henry & Associates	5	813
JPMorgan Chase	215	41,224
KeyCorp	68	985
Loews	14	1,052
M&T Bank	12	1,733
MarketAxess Holdings	3	600
Marsh & McLennan	37	7,379
Mastercard, Cl A	62	27,974
MetLife	45	3,199
Moody’s	12	4,444
Morgan Stanley	93	8,448
MSCI, Cl A	6	2,795
Nasdaq	28	1,676
Northern Trust	16	1,318
PayPal Holdings *	80	5,434
PNC Financial Services Group	30	4,598
Principal Financial Group	15	1,187
Progressive	44	9,163
Prudential Financial	26	2,872
Raymond James Financial	15	1,830
Regions Financial	69	1,330
S&P Global	24	9,980
State Street	22	1,595
Synchrony Financial	33	1,451
T Rowe Price Group	18	1,972

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Travelers	17	$3,607
Truist Financial	100	3,755
US Bancorp	117	4,754
Visa, Cl A	118	31,696
W R Berkley	16	1,232
Wells Fargo	269	15,957
Willis Towers Watson PLC	7	1,758
		413,318
Health Care — 12.3%
Abbott Laboratories	129	13,670
AbbVie	131	21,306
Agilent Technologies	22	3,015
Align Technology *	5	1,412
Amgen	40	10,958
Baxter International	38	1,534
Becton Dickinson	22	5,161
Biogen *	11	2,363
Bio-Rad Laboratories, Cl A *	1	270
Bio-Techne	11	695
Boston Scientific *	109	7,834
Bristol-Myers Squibb	151	6,635
Cardinal Health	19	1,958
Catalent *	13	726
Cencora	12	2,869
Centene *	43	3,142
Charles River Laboratories International *	4	916
Cigna Group	22	7,855
Cooper	15	1,336
CVS Health	95	6,432
Danaher	48	11,838
DaVita *	4	556
Dexcom *	29	3,694
Edwards Lifesciences *	47	3,980
Elevance Health	18	9,514
Eli Lilly	59	46,085
GE HealthCare Technologies	30	2,287
Gilead Sciences	95	6,194
HCA Healthcare	14	4,337

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Henry Schein *	9	$624
Hologic *	18	1,364
Humana	9	2,719
IDEXX Laboratories *	7	3,449
Illumina *	11	1,354
Incyte *	14	729
Insulet *	6	1,032
Intuitive Surgical *	26	9,636
IQVIA Holdings *	13	3,013
Johnson & Johnson	179	25,882
Laboratory Corp of America Holdings	6	1,208
McKesson	10	5,372
Medtronic PLC	99	7,944
Merck	188	24,293
Mettler-Toledo International *	2	2,459
Moderna *	24	2,647
Molina Healthcare *	4	1,368
Pfizer	424	10,863
Quest Diagnostics	8	1,105
Regeneron Pharmaceuticals *	8	7,125
ResMed	11	2,354
Revvity	9	922
Solventum *	9	585
STERIS PLC	8	1,636
Stryker	25	8,413
Teleflex	4	835
Thermo Fisher Scientific	29	16,493
UnitedHealth Group	68	32,892
Universal Health Services, Cl B	4	682
Vertex Pharmaceuticals *	19	7,463
Viatris	87	1,007
Waters *	4	1,236
West Pharmaceutical Services	5	1,787
Zimmer Biomet Holdings	15	1,804
Zoetis, Cl A	34	5,414
		386,281
Industrials — 8.8%
3M	41	3,957

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
A O Smith	8	$663
Allegion PLC	5	608
American Airlines Group *	45	608
AMETEK	16	2,795
Automatic Data Processing	31	7,499
Axon Enterprise *	5	1,568
Boeing *	43	7,217
Broadridge Financial Solutions	8	1,547
Builders FirstSource *	9	1,645
Carrier Global	62	3,812
Caterpillar	37	12,379
CH Robinson Worldwide	8	568
Cintas	7	4,608
Copart *	64	3,476
CSX	152	5,050
Cummins	11	3,107
Dayforce *	11	675
Deere	20	7,828
Delta Air Lines	48	2,403
Dover	10	1,793
Eaton PLC	30	9,548
Emerson Electric	44	4,742
Equifax	8	1,762
Expeditors International of Washington	11	1,224
Fastenal	43	2,921
FedEx	17	4,450
Fortive	25	1,882
GE Vernova *	20	3,074
Generac Holdings *	5	680
General Dynamics	16	4,594
General Electric	81	13,107
Honeywell International	48	9,251
Howmet Aerospace	31	2,069
Hubbell, Cl B	4	1,482
Huntington Ingalls Industries	3	831
IDEX	6	1,323
Illinois Tool Works	20	4,882
Ingersoll Rand	29	2,706
Jacobs Solutions	9	1,292

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	7	$1,138
Johnson Controls International	52	3,384
L3Harris Technologies	15	3,211
Leidos Holdings	10	1,402
Lockheed Martin	16	7,439
Masco	15	1,027
Nordson	3	775
Norfolk Southern	17	3,916
Northrop Grumman	10	4,850
Old Dominion Freight Line	14	2,544
Otis Worldwide	31	2,827
PACCAR	38	4,032
Parker-Hannifin	10	5,449
Paychex	24	2,851
Paycom Software	4	752
Pentair PLC	11	870
Quanta Services	10	2,586
Republic Services, Cl A	16	3,067
Robert Half	7	484
Rockwell Automation	8	2,168
Rollins	18	802
RTX	98	9,949
Snap-On	4	1,072
Southwest Airlines	44	1,141
Stanley Black & Decker	10	914
Textron	14	1,184
Trane Technologies PLC	17	5,395
TransDigm Group	4	4,992
Uber Technologies *	152	10,073
Union Pacific	45	10,672
United Airlines Holdings *	22	1,132
United Parcel Service, Cl B	54	7,964
United Rentals	5	3,340
Veralto	16	1,499
Verisk Analytics, Cl A	11	2,398
Waste Management	27	5,617
Westinghouse Air Brake Technologies	14	2,255
WW Grainger	3	2,764

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xylem	17	$2,222
		275,783
Information Technology — 28.9%
Accenture PLC, Cl A	46	13,842
Adobe *	33	15,273
Advanced Micro Devices *	120	19,006
Akamai Technologies *	11	1,110
Amphenol, Cl A	44	5,314
Analog Devices	36	7,222
ANSYS *	7	2,274
Apple	1,077	183,445
Applied Materials	63	12,515
Arista Networks *	19	4,875
Autodesk *	15	3,193
Broadcom	33	42,909
Cadence Design Systems *	20	5,513
CDW	10	2,419
Cisco Systems	304	14,282
Cognizant Technology Solutions, Cl A	39	2,561
Corning	57	1,903
Enphase Energy *	11	1,196
EPAM Systems *	4	941
F5 *	4	661
Fair Isaac *	2	2,267
First Solar *	7	1,234
Fortinet *	50	3,159
Gartner *	6	2,476
Gen Digital	41	826
Hewlett Packard Enterprise	94	1,598
HP	64	1,798
Intel	316	9,628
International Business Machines	68	11,302
Intuit	21	13,138
Jabil	9	1,056
Juniper Networks	23	801
Keysight Technologies *	14	2,071
KLA	10	6,893
Lam Research	10	8,944

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microchip Technology	41	$3,771
Micron Technology	81	9,150
Microsoft	551	214,521
Monolithic Power Systems	4	2,677
Motorola Solutions	12	4,070
NetApp	16	1,635
NVIDIA	184	158,980
ON Semiconductor *	32	2,245
Oracle	119	13,536
Palo Alto Networks *	23	6,690
PTC *	10	1,774
Qorvo *	8	935
QUALCOMM	83	13,766
Roper Technologies	8	4,092
Salesforce	72	19,364
Seagate Technology Holdings	14	1,203
ServiceNow *	15	10,400
Skyworks Solutions	11	1,172
Super Micro Computer *	4	3,435
Synopsys *	11	5,836
TE Connectivity	24	3,395
Teledyne Technologies *	3	1,144
Teradyne	11	1,279
Texas Instruments	67	11,820
Trimble *	22	1,322
Tyler Technologies *	3	1,385
VeriSign *	6	1,017
Western Digital *	22	1,558
Zebra Technologies, Cl A *	3	944
		910,761
Materials — 2.3%
Air Products & Chemicals	16	3,781
Albemarle	8	962
Amcor PLC	109	974
Avery Dennison	5	1,086
Ball	23	1,600
Celanese, Cl A	8	1,229
CF Industries Holdings	14	1,106

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Corteva	54	$2,923
Dow	53	3,016
DuPont de Nemours	33	2,392
Eastman Chemical	11	1,039
Ecolab	18	4,071
FMC	11	649
Freeport-McMoRan	108	5,394
International Flavors & Fragrances	18	1,524
International Paper	25	874
Linde PLC	36	15,875
LyondellBasell Industries, Cl A	19	1,899
Martin Marietta Materials	4	2,348
Mosaic	25	785
Newmont	87	3,536
Nucor	18	3,034
Packaging Corp of America	8	1,384
PPG Industries	17	2,193
Sherwin-Williams	18	5,393
Steel Dynamics	11	1,431
Vulcan Materials	10	2,576
Westrock	17	815
		73,889
Real Estate — 2.1%
Alexandria Real Estate Equities ‡	11	1,275
American Tower ‡	34	5,833
AvalonBay Communities ‡	10	1,896
Boston Properties ‡	10	619
Camden Property Trust ‡	7	698
CBRE Group, Cl A *	22	1,912
CoStar Group *	30	2,746
Crown Castle ‡	33	3,095
Digital Realty Trust ‡	21	2,914
Equinix ‡	7	4,978
Equity Residential ‡	26	1,674
Essex Property Trust ‡	4	985
Extra Space Storage ‡	16	2,148
Federal Realty Investment Trust ‡	5	521
Healthpeak Properties ‡	53	986

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Host Hotels & Resorts ‡	50	$944
Invitation Homes ‡	42	1,436
Iron Mountain ‡	21	1,628
Kimco Realty ‡	45	838
Mid-America Apartment Communities ‡	10	1,300
ProLogis ‡	68	6,939
Public Storage ‡	11	2,854
Realty Income ‡	64	3,427
Regency Centers ‡	11	651
SBA Communications, Cl A ‡	7	1,303
Simon Property Group ‡	25	3,513
UDR ‡	22	838
Ventas ‡	29	1,284
VICI Properties, Cl A ‡	75	2,141
Welltower ‡	42	4,002
Weyerhaeuser ‡	55	1,659
		67,037
Utilities — 2.3%
AES	45	805
Alliant Energy	22	1,096
Ameren	22	1,625
American Electric Power	38	3,269
American Water Works	14	1,712
Atmos Energy	10	1,179
CenterPoint Energy	44	1,282
CMS Energy	21	1,273
Consolidated Edison	25	2,360
Constellation Energy	25	4,648
Dominion Energy	63	3,212
DTE Energy	15	1,655
Duke Energy	57	5,601
Edison International	28	1,990
Entergy	15	1,600
Evergy	16	839
Eversource Energy	27	1,637
Exelon	75	2,819
FirstEnergy	39	1,495
NextEra Energy	152	10,179

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
NiSource	28	$780
NRG Energy	17	1,235
PG&E	152	2,601
Pinnacle West Capital	11	810
PPL	54	1,483
Public Service Enterprise Group	36	2,487
Sempra	48	3,438
Southern	83	6,101
WEC Energy Group	22	1,818
Xcel Energy	41	2,203
		73,232
TOTAL UNITED STATES		3,128,886
TOTAL COMMON STOCK (Cost $2,820,048)		3,133,754

PURCHASED OPTIONS — 0.3% (Cost $16,582)		9,832

TOTAL INVESTMENTS — 99.9% (Cost $2,836,630)		$3,143,586

Percentages are based on Net Assets of $3,147,022.

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Mini-SPX Index	2	$100,714	$462	06/21/24	$322
S&P 500 Index	6	3,021,414	4,620	06/21/24	9,510
Total Purchased Options		$3,122,128			$9,832

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)
Global X S&P 500® Tail Risk ETF

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.0%
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	16	$4,099

UNITED STATES — 98.8%
Communication Services — 9.1%
Alphabet, Cl A *	358	58,275
Alphabet, Cl C *	300	49,392
AT&T	434	7,330
Charter Communications, Cl A *	6	1,536
Comcast, Cl A	241	9,184
Electronic Arts	15	1,902
Fox, Cl A	18	558
Fox, Cl B	9	258
Interpublic Group	27	822
Live Nation Entertainment *	9	800
Match Group *	17	524
Meta Platforms, Cl A	133	57,213
Netflix *	26	14,317
News, Cl A	27	643
News, Cl B	9	221

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Omnicom Group	13	$1,207
Paramount Global, Cl B	36	410
Take-Two Interactive Software *	10	1,428
T-Mobile US	31	5,089
Verizon Communications	255	10,070
Walt Disney	111	12,332
Warner Bros Discovery *	142	1,045
		234,556
Consumer Discretionary — 10.2%
Airbnb, Cl A *	26	4,123
Amazon.com *	553	96,775
Aptiv PLC *	17	1,207
AutoZone *	1	2,956
Bath & Body Works	7	318
Best Buy	11	810
Booking Holdings	2	6,904
BorgWarner	9	295
Caesars Entertainment *	11	394
CarMax *	9	612
Carnival *	67	993
Chipotle Mexican Grill, Cl A *	2	6,319
Darden Restaurants	7	1,074
Deckers Outdoor *	2	1,637
Domino’s Pizza	2	1,058
DR Horton	18	2,565
eBay	33	1,701
Etsy *	9	618
Expedia Group *	9	1,212
Ford Motor	237	2,880
Garmin	9	1,300
General Motors	70	3,117
Genuine Parts	9	1,415
Hasbro	9	552
Hilton Worldwide Holdings	16	3,156
Home Depot	61	20,387
Las Vegas Sands	22	976
Lennar, Cl A	15	2,274
LKQ	18	776

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lowe’s	35	$7,980
Lululemon Athletica *	7	2,524
Marriott International, Cl A	15	3,542
McDonald’s	44	12,014
MGM Resorts International *	16	631
Mohawk Industries *	4	461
NIKE, Cl B	74	6,827
Norwegian Cruise Line Holdings *	17	322
O’Reilly Automotive *	4	4,053
Pool	2	725
PulteGroup	11	1,226
Ralph Lauren, Cl A	3	491
Ross Stores	20	2,591
Royal Caribbean Cruises *	13	1,815
Starbucks	69	6,106
Tapestry	14	559
Tesla *	168	30,791
TJX	69	6,492
Tractor Supply	7	1,912
Ulta Beauty *	3	1,214
Wynn Resorts	4	367
Yum! Brands	18	2,542
		263,589
Consumer Staples — 6.1%
Altria Group	107	4,688
Archer-Daniels-Midland	30	1,760
Brown-Forman, Cl B	9	431
Bunge Global	10	1,018
Campbell Soup	11	503
Church & Dwight	12	1,295
Clorox	6	887
Coca-Cola	236	14,578
Colgate-Palmolive	48	4,412
Conagra Brands	25	770
Constellation Brands, Cl A	11	2,788
Costco Wholesale	27	19,518
Dollar General	12	1,670
Dollar Tree *	14	1,656

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Estee Lauder, Cl A	13	$1,907
General Mills	36	2,537
Hershey	9	1,745
Hormel Foods	18	640
J M Smucker	6	689
Kellanova	18	1,041
Kenvue	107	2,014
Keurig Dr Pepper	52	1,752
Kimberly-Clark	21	2,867
Kraft Heinz	49	1,892
Kroger	40	2,215
Lamb Weston Holdings	9	750
McCormick	13	989
Molson Coors Beverage, Cl B	13	744
Mondelez International, Cl A	82	5,899
Monster Beverage *	44	2,352
PepsiCo	84	14,776
Philip Morris International	94	8,924
Procter & Gamble	143	23,338
Sysco	31	2,304
Target	29	4,668
Tyson Foods, Cl A	18	1,092
Walgreens Boots Alliance	45	798
Walmart	261	15,490
		157,397
Energy — 4.1%
APA	13	409
Baker Hughes, Cl A	61	1,990
Chevron	105	16,933
ConocoPhillips	72	9,045
Coterra Energy	45	1,231
Devon Energy	40	2,047
Diamondback Energy	12	2,414
EOG Resources	35	4,624
EQT	27	1,082
Exxon Mobil	241	28,503
Halliburton	54	2,023
Hess	18	2,835

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Kinder Morgan	122	$2,230
Marathon Oil	36	967
Marathon Petroleum	22	3,998
Occidental Petroleum	40	2,646
ONEOK	36	2,848
Phillips 66	27	3,867
Pioneer Natural Resources	14	3,770
Schlumberger	87	4,131
Targa Resources	13	1,483
Valero Energy	21	3,357
Williams	74	2,839
		105,272
Financials — 13.0%
Aflac	30	2,509
Allstate	14	2,381
American Express	36	8,425
American International Group	42	3,163
Ameriprise Financial	6	2,471
Aon PLC, Cl A	12	3,384
Arch Capital Group *	19	1,777
Arthur J Gallagher	14	3,286
Assurant	3	523
Bank of America	418	15,470
Bank of New York Mellon	47	2,655
Berkshire Hathaway, Cl B *	110	43,640
BlackRock, Cl A	8	6,037
Blackstone	43	5,014
Brown & Brown	14	1,142
Capital One Financial	24	3,442
Cboe Global Markets	7	1,268
Charles Schwab	90	6,655
Chubb	26	6,465
Cincinnati Financial	8	925
Citigroup	115	7,053
Citizens Financial Group	23	785
CME Group, Cl A	23	4,822
Comerica	3	150
Corpay *	4	1,209

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Discover Financial Services	15	$1,901
Everest Group	3	1,099
FactSet Research Systems	2	834
Fidelity National Information Services	35	2,377
Fifth Third Bancorp	45	1,641
Fiserv *	36	5,496
Franklin Resources	20	457
Global Payments	16	1,964
Globe Life	6	457
Goldman Sachs Group	20	8,534
Hartford Financial Services Group	18	1,744
Huntington Bancshares	90	1,212
Intercontinental Exchange	35	4,507
Invesco	33	468
Jack Henry & Associates	3	488
JPMorgan Chase	174	33,363
KeyCorp	49	710
Loews	11	827
M&T Bank	10	1,444
MarketAxess Holdings	2	400
Marsh & McLennan	31	6,182
Mastercard, Cl A	50	22,560
MetLife	37	2,630
Moody’s	9	3,333
Morgan Stanley	76	6,904
MSCI, Cl A	5	2,329
Nasdaq	22	1,317
Northern Trust	13	1,071
PayPal Holdings *	65	4,415
PNC Financial Services Group	24	3,678
Principal Financial Group	11	871
Progressive	37	7,705
Prudential Financial	22	2,431
Raymond James Financial	11	1,342
Regions Financial	49	944
S&P Global	20	8,317
State Street	18	1,305
Synchrony Financial	25	1,099
T Rowe Price Group	11	1,205

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Travelers	13	$2,758
Truist Financial	81	3,042
US Bancorp	88	3,575
Visa, Cl A	97	26,055
W R Berkley	12	924
Wells Fargo	219	12,991
Willis Towers Watson PLC	6	1,507
		335,064
Health Care — 12.1%
Abbott Laboratories	105	11,127
AbbVie	108	17,565
Agilent Technologies	17	2,330
Align Technology *	4	1,129
Amgen	32	8,766
Baxter International	33	1,332
Becton Dickinson	17	3,988
Biogen *	8	1,719
Bio-Rad Laboratories, Cl A *	1	270
Bio-Techne	9	569
Boston Scientific *	86	6,181
Bristol-Myers Squibb	123	5,405
Cardinal Health	13	1,339
Catalent *	10	558
Cencora	9	2,151
Centene *	30	2,192
Charles River Laboratories International *	3	687
Cigna Group	18	6,427
Cooper	12	1,069
CVS Health	76	5,146
Danaher	40	9,865
DaVita *	3	417
Dexcom *	23	2,930
Edwards Lifesciences *	38	3,217
Elevance Health	14	7,400
Eli Lilly	48	37,493
GE HealthCare Technologies	26	1,982
Gilead Sciences	76	4,955
HCA Healthcare	12	3,718

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Henry Schein *	9	$623
Hologic *	13	985
Humana	8	2,417
IDEXX Laboratories *	5	2,464
Illumina *	11	1,354
Incyte *	13	677
Insulet *	5	860
Intuitive Surgical *	21	7,783
IQVIA Holdings *	12	2,781
Johnson & Johnson	146	21,110
Laboratory Corp of America Holdings	6	1,208
McKesson	8	4,298
Medtronic PLC	82	6,580
Merck	155	20,029
Mettler-Toledo International *	1	1,230
Moderna *	21	2,316
Molina Healthcare *	3	1,026
Pfizer	343	8,788
Quest Diagnostics	6	829
Regeneron Pharmaceuticals *	6	5,344
ResMed	9	1,926
Revvity	7	717
Solventum *	8	520
STERIS PLC	6	1,227
Stryker	21	7,066
Teleflex	4	835
Thermo Fisher Scientific	23	13,081
UnitedHealth Group	56	27,087
Universal Health Services, Cl B	4	682
Vertex Pharmaceuticals *	16	6,285
Viatris	69	798
Waters *	4	1,236
West Pharmaceutical Services	4	1,430
Zimmer Biomet Holdings	13	1,564
Zoetis, Cl A	28	4,459
		313,542
Industrials — 8.8%
3M	34	3,281

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
A O Smith	4	$331
Allegion PLC	6	729
American Airlines Group *	46	621
AMETEK	15	2,620
Automatic Data Processing	26	6,289
Axon Enterprise *	4	1,255
Boeing *	34	5,707
Broadridge Financial Solutions	8	1,547
Builders FirstSource *	7	1,280
Carrier Global	47	2,890
Caterpillar	31	10,372
CH Robinson Worldwide	4	284
Cintas	5	3,292
Copart *	54	2,933
CSX	121	4,020
Cummins	8	2,260
Dayforce *	7	430
Deere	16	6,263
Delta Air Lines	40	2,003
Dover	9	1,614
Eaton PLC	25	7,956
Emerson Electric	36	3,880
Equifax	8	1,761
Expeditors International of Washington	9	1,002
Fastenal	36	2,446
FedEx	14	3,665
Fortive	21	1,581
GE Vernova *	16	2,459
Generac Holdings *	4	544
General Dynamics	14	4,019
General Electric	66	10,680
Honeywell International	40	7,709
Howmet Aerospace	24	1,602
Hubbell, Cl B	3	1,111
Huntington Ingalls Industries	2	554
IDEX	5	1,102
Illinois Tool Works	17	4,150
Ingersoll Rand	25	2,333
Jacobs Solutions	9	1,292

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	4	$650
Johnson Controls International	41	2,668
L3Harris Technologies	12	2,569
Leidos Holdings	9	1,262
Lockheed Martin	13	6,044
Masco	10	684
Nordson	3	775
Norfolk Southern	13	2,994
Northrop Grumman	9	4,365
Old Dominion Freight Line	10	1,817
Otis Worldwide	25	2,280
PACCAR	29	3,077
Parker-Hannifin	8	4,359
Paychex	19	2,257
Paycom Software	3	564
Pentair PLC	9	712
Quanta Services	9	2,327
Republic Services, Cl A	13	2,492
Robert Half	6	415
Rockwell Automation	7	1,897
Rollins	16	713
RTX	81	8,223
Snap-On	3	804
Southwest Airlines	36	934
Stanley Black & Decker	9	823
Textron	13	1,100
Trane Technologies PLC	14	4,443
TransDigm Group	3	3,744
Uber Technologies *	125	8,284
Union Pacific	38	9,012
United Airlines Holdings *	18	926
United Parcel Service, Cl B	44	6,489
United Rentals	4	2,672
Veralto	13	1,218
Verisk Analytics, Cl A	8	1,744
Waste Management	22	4,576
Westinghouse Air Brake Technologies	11	1,772
WW Grainger	3	2,764

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xylem	15	$1,960
		226,276
Information Technology — 28.7%
Accenture PLC, Cl A	38	11,435
Adobe *	28	12,959
Advanced Micro Devices *	98	15,521
Akamai Technologies *	7	707
Amphenol, Cl A	35	4,227
Analog Devices	30	6,018
ANSYS *	5	1,624
Apple	878	149,550
Applied Materials	51	10,131
Arista Networks *	16	4,105
Autodesk *	14	2,980
Broadcom	27	35,107
Cadence Design Systems *	16	4,410
CDW	7	1,693
Cisco Systems	247	11,604
Cognizant Technology Solutions, Cl A	30	1,970
Corning	45	1,502
Enphase Energy *	9	979
EPAM Systems *	3	706
F5 *	4	661
Fair Isaac *	1	1,133
First Solar *	7	1,234
Fortinet *	40	2,527
Gartner *	5	2,063
Gen Digital	36	725
Hewlett Packard Enterprise	81	1,377
HP	52	1,461
Intel	257	7,831
International Business Machines	55	9,141
Intuit	17	10,636
Jabil	7	822
Juniper Networks	18	627
Keysight Technologies *	11	1,627
KLA	8	5,514
Lam Research	8	7,155

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microchip Technology	33	$3,035
Micron Technology	67	7,568
Microsoft	449	174,809
Monolithic Power Systems	3	2,008
Motorola Solutions	10	3,392
NetApp	12	1,227
NVIDIA	149	128,739
ON Semiconductor *	26	1,824
Oracle	96	10,920
Palo Alto Networks *	18	5,236
PTC *	7	1,242
Qorvo *	4	467
QUALCOMM	68	11,278
Roper Technologies	6	3,069
Salesforce	59	15,868
Seagate Technology Holdings	11	945
ServiceNow *	12	8,320
Skyworks Solutions	9	959
Super Micro Computer *	3	2,576
Synopsys *	9	4,775
TE Connectivity	20	2,830
Teledyne Technologies *	3	1,145
Teradyne	9	1,047
Texas Instruments	55	9,703
Trimble *	15	901
Tyler Technologies *	2	923
VeriSign *	6	1,017
Western Digital *	18	1,275
Zebra Technologies, Cl A *	3	944
		739,804
Materials — 2.3%
Air Products & Chemicals	13	3,072
Albemarle	6	722
Amcor PLC	71	635
Avery Dennison	5	1,086
Ball	16	1,113
Celanese, Cl A	7	1,075
CF Industries Holdings	10	790

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Corteva	45	$2,436
Dow	43	2,447
DuPont de Nemours	26	1,885
Eastman Chemical	7	661
Ecolab	15	3,392
FMC	9	531
Freeport-McMoRan	87	4,345
International Flavors & Fragrances	15	1,270
International Paper	21	734
Linde PLC	29	12,788
LyondellBasell Industries, Cl A	15	1,500
Martin Marietta Materials	4	2,348
Mosaic	22	691
Newmont	71	2,885
Nucor	15	2,528
Packaging Corp of America	6	1,038
PPG Industries	13	1,677
Sherwin-Williams	14	4,194
Steel Dynamics	10	1,301
Vulcan Materials	9	2,319
Westrock	18	863
		60,326
Real Estate — 2.1%
Alexandria Real Estate Equities ‡	8	927
American Tower ‡	29	4,975
AvalonBay Communities ‡	8	1,517
Boston Properties ‡	5	309
Camden Property Trust ‡	4	399
CBRE Group, Cl A *	17	1,477
CoStar Group *	24	2,197
Crown Castle ‡	25	2,344
Digital Realty Trust ‡	18	2,498
Equinix ‡	6	4,267
Equity Residential ‡	22	1,417
Essex Property Trust ‡	4	985
Extra Space Storage ‡	14	1,880
Federal Realty Investment Trust ‡	3	312
Healthpeak Properties ‡	36	670

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Host Hotels & Resorts ‡	45	$849
Invitation Homes ‡	37	1,265
Iron Mountain ‡	18	1,395
Kimco Realty ‡	36	671
Mid-America Apartment Communities ‡	5	650
ProLogis ‡	56	5,715
Public Storage ‡	10	2,594
Realty Income ‡	51	2,731
Regency Centers ‡	9	533
SBA Communications, Cl A ‡	7	1,303
Simon Property Group ‡	20	2,811
UDR ‡	18	685
Ventas ‡	24	1,063
VICI Properties, Cl A ‡	64	1,827
Welltower ‡	32	3,049
Weyerhaeuser ‡	45	1,358
		54,673
Utilities — 2.3%
AES	46	824
Alliant Energy	18	896
Ameren	13	960
American Electric Power	33	2,839
American Water Works	12	1,468
Atmos Energy	7	825
CenterPoint Energy	33	962
CMS Energy	15	909
Consolidated Edison	22	2,077
Constellation Energy	19	3,533
Dominion Energy	53	2,702
DTE Energy	13	1,434
Duke Energy	47	4,618
Edison International	22	1,563
Entergy	14	1,493
Evergy	11	577
Eversource Energy	20	1,213
Exelon	61	2,292
FirstEnergy	31	1,189
NextEra Energy	124	8,304

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
NiSource	27	$752
NRG Energy	13	945
PG&E	126	2,156
Pinnacle West Capital	7	516
PPL	45	1,236
Public Service Enterprise Group	32	2,211
Sempra	40	2,865
Southern	66	4,851
WEC Energy Group	19	1,570
Xcel Energy	36	1,934
		59,714
TOTAL UNITED STATES		2,550,213
TOTAL COMMON STOCK (Cost $2,292,045)		2,554,312

PURCHASED OPTIONS — 0.9% (Cost $27,681)		22,550

TOTAL INVESTMENTS — 99.9% (Cost $2,319,726)		$2,576,862

WRITTEN OPTIONS— (0.0)% (Premiums Received $(4,659))		$(300)
Percentages are based on Net Assets of $2,580,215

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X S&P 500® Collar 95-110 ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.9%
Put Options
Mini-SPX Index	10	$503,570	$488	06/21/24	$4,630
S&P 500 Index	4	2,014,276	4,875	06/21/24	17,920

Total Purchased Options		$2,517,846			$22,550

WRITTEN OPTIONS — 0.0%
Call Options
Mini-SPX Index	(10)	$(503,570)	$565	06/21/24	$(60)
S&P 500 Index	(4)	(2,014,276)	5,650	06/21/24	(240)

Total Written Options		$(2,517,846)			$(300)

*	Non-income producing security.
‡	Real Estate Investment Trust

The following is a summary of the level of inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,554,312	$—	$—	$2,554,312
Purchased Options	22,550	—	—	22,550
Total Investments in Securities	$2,576,862	$—	$—	$2,576,862

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(300)	$—	$—	$(300)
Total Other Financial Instruments	$(300)	$—	$—	$(300)

Amounts designated as “—” are $0 or have been rounded to $0. See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Disruptive Materials ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 8.8%
Materials — 8.8%
IGO	27,138	$139,391
Lynas Rare Earths *	41,449	176,562
Pilbara Minerals	100,044	263,752
Syrah Resources *	55,020	18,757

TOTAL AUSTRALIA		598,462
CANADA — 2.4%
Materials — 2.4%
HudBay Minerals	16,120	135,991
Lithium Americas *	5,906	26,223

TOTAL CANADA		162,214
CHILE — 8.5%
Materials — 8.5%
Antofagasta	10,406	287,959
Lundin Mining	25,315	289,662

TOTAL CHILE		577,621
CHINA — 29.0%
Industrials — 4.4%
Eve Energy, Cl A	43,800	223,259
Fangda Carbon New Material, Cl A *	113,500	79,339
		302,598
Materials — 24.6%
China Nonferrous Mining	52,500	47,995
China Northern Rare Earth Group High-Tech, Cl A	90,200	240,021

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China Rare Earth Resources And Technology, Cl A	28,700	$110,915
GEM, Cl A	209,300	200,846
KBC, Cl A	5,003	25,867
MMG *	128,300	58,727
Nanjing Hanrui Cobalt, Cl A	10,000	39,377
Shenghe Resources Holding, Cl A	51,800	70,205
Sinofibers Technology, Cl A	11,900	40,411
Tongling Nonferrous Metals Group, Cl A	305,300	170,057
Weihai Guangwei Composites, Cl A	21,660	77,795
Western Mining, Cl A	69,500	192,604
Xiangtan Electrochemical Scientific, Cl A	18,200	28,481
Youngy, Cl A	8,600	43,516
Yunnan Chihong Zinc&Germanium, Cl A	134,200	106,206
Zhejiang Huayou Cobalt, Cl A	55,830	219,303
		1,672,326
TOTAL CHINA		1,974,924
FRANCE — 0.6%
Materials — 0.6%
Eramet	408	39,852

GERMANY — 0.3%
Industrials — 0.3%
SGL Carbon *	2,885	20,761

INDONESIA — 1.1%
Materials — 1.1%
Nickel Industries	80,465	49,637
Vale Indonesia	98,442	25,731

TOTAL INDONESIA		75,368
JAPAN — 5.7%
Industrials — 0.3%
Nippon Carbon	531	18,795

Materials — 5.4%
Nippon Denko	8,960	17,765

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sumitomo Metal Mining	8,638	$291,693
Tokai Carbon	8,691	57,934
		367,392
TOTAL JAPAN		386,187
JERSEY — 6.3%
Materials — 6.3%
Arcadium Lithium *	49,454	217,598
Arcadium Lithium CDI *	49,523	216,100

TOTAL JERSEY		433,698
MEXICO — 4.2%
Materials — 4.2%
Southern Copper	2,467	287,825

NETHERLANDS — 0.5%
Materials — 0.5%
AMG Critical Materials	1,392	32,923

SOUTH AFRICA — 13.9%
Materials — 13.9%
African Rainbow Minerals	4,802	50,030
Anglo American Platinum	2,620	92,047
Anglo American PLC	10,901	359,531
Impala Platinum Holdings	41,514	186,768
Northam Platinum Holdings	16,370	108,750
Sibanye Stillwater	129,776	149,993

TOTAL SOUTH AFRICA		947,119
SWEDEN — 4.6%
Materials — 4.6%
Boliden	9,354	313,706

UNITED STATES — 9.5%
Industrials — 0.3%
GrafTech International	12,431	21,381

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — 9.2%
Albemarle	2,047	$246,275
Freeport-McMoRan	5,537	276,518
MP Materials *	6,573	105,168
		627,961
TOTAL UNITED STATES		649,342
ZAMBIA — 4.4%
Materials — 4.4%
First Quantum Minerals	23,505	299,063

TOTAL COMMON STOCK (Cost $7,823,178)		6,799,065
TOTAL INVESTMENTS — 99.8% (Cost $7,823,178)		$6,799,065

Percentages are based on Net Assets of $6,812,853.

*	Non-income producing security.

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2024 (Unaudited)

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P— Standard & Poor’s

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USD — U.S. Dollar

US0003M — 3 Month USD Swap Rate

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Global X Lithium & Battery Tech ETF		Global X SuperDividend® ETF		Global X Social Media ETF		Global X Guru® Index ETF
Assets:
Cost of Investments	$1,932,308,269		$811,276,604		$189,486,946		$39,999,994
Cost of Repurchase Agreement	83,900,651		32,683,224		1,521,256		515,800
Cost (Proceeds) of Foreign Currency	2,299,838		1,200,607		—		—
Investments, at Value	$1,574,045,945	*	$754,207,799	*	$138,473,458	*	$40,489,047	*
Repurchase Agreement, at Value	83,900,651		32,683,224		1,521,256		515,800
Cash	1,543,123		2,937,770		—		15,557
Foreign Currency, at Value	2,299,357		1,204,539		—		—
Receivable for Investment Securities Sold	134,314,105		—		10,074,904		—
Dividend, Interest, and Securities Lending Income Receivable	1,858,476		4,175,821		81,283		12,052
Reclaim Receivable	39,259		894,999		5,490		687
Unrealized Appreciation on Spot Contracts	—		—		127		—
Receivable for Capital Shares Sold	—		—		2,055,043		—
Total Assets	1,798,000,916		796,104,152		152,211,561		41,033,143
Liabilities:
Obligation to Return Securities Lending Collateral	99,713,840		32,683,224		1,521,256		613,016
Payable for Investment Securities Purchased	128,958,944		1,732,302		5,752,282		—
Payable for Capital Shares Redeemed	7,957,341		—		6,158,109		—
Payable due to Investment Adviser	971,742		356,560		78,208		25,332
Unrealized Depreciation on Spot Contracts	40,979		12,827		—		—
Payable for Income Distributions	—		—		38		—
Payable for Variation Margin on Futures Contracts	—		93,060		—		—
Cash Overdraft	—		—		58,793		—
Total Liabilities	237,642,846		34,877,973		13,568,686		638,348
Net Assets	$1,560,358,070		$761,226,179		$138,642,875		$40,394,795
Net Assets Consist of:
Paid-in Capital	$2,824,906,115		$1,740,608,427		$306,185,385		$55,206,173
Total Accumulated Losses	(1,264,548,045)		(979,382,248)		(167,542,510)		(14,811,378)
Net Assets	$1,560,358,070		$761,226,179		$138,642,875		$40,394,795
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	35,304,628		35,179,412		3,400,000		980,000
Net Asset Value, Offering and Redemption Price Per Share	$44.20		$21.64		$40.78		$41.22
*Includes Market Value of Securities on Loan	$96,214,633		$35,558,121		$1,427,310		$580,894

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Global X SuperIncome™ Preferred ETF		Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF
Assets:
Cost of Investments	$156,610,803		$574,884,558	$44,278,102	$228,107,553
Cost of Repurchase Agreement	7,655,486		10,774,744	—	—
Cost (Proceeds) of Foreign Currency	—		(2,309)	43,233	(153,601)
Investments, at Value	$151,285,154	*	$609,596,850 *	$45,541,577	$206,044,047
Repurchase Agreement, at Value	7,655,486		10,774,744	—	—
Cash	301,679		388,324	64,484	1,106,542
Foreign Currency, at Value	—		—	43,968	—
Receivable for Investment Securities Sold	2,264,998		—	—	5,323,903
Dividend, Interest, and Securities Lending Income Receivable	187,239		2,012,171	212,656	1,066,673
Reclaim Receivable	—		8,115	—	245,736
Total Assets	161,694,556		622,780,204	45,862,685	213,786,901
Liabilities:
Obligation to Return Securities Lending Collateral	9,098,355		10,774,744	—	—
Payable for Capital Shares Redeemed	2,277,867		—	—	2,922,374
Payable due to Investment Adviser	62,022		224,698	24,348	99,666
Payable for Investment Securities Purchased	—		—	—	3,970,857
Accrued Foreign Capital Gains Tax on Appreciated Securities	—		—	125,971	—
Payable for Variation Margin on Futures Contracts	—		—	715	—
Overdraft of Foreign Currency	—		2,281	—	102,120
Total Liabilities	11,438,244		11,001,723	151,034	7,095,017
Net Assets	$150,256,312		$611,778,481	$45,711,651	$206,691,884
Net Assets Consist of:
Paid-in Capital	$261,127,700		$809,937,916	$75,374,696	$527,067,767
Total Accumulated Losses	(110,871,388)		(198,159,435)	(29,663,045)	(320,375,883)
Net Assets	$150,256,312		$611,778,481	$45,711,651	$206,691,884
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	16,660,000		35,730,000	1,779,181	10,609,193
Net Asset Value, Offering and Redemption Price Per Share	$9.02		$17.12	$25.69	$19.48
*Includes Market Value of Securities on Loan	$8,785,171		$10,170,192	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Global X Renewable Energy Producers ETF		Global X S&P 500® Catholic Values ETF	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF
Assets:
Cost of Investments	$69,911,584		$607,677,565	$11,264,143	$78,990,141
Cost of Repurchase Agreement	2,142,060		—	—	2,514,190
Cost (Proceeds) of Foreign Currency	1,269		—	24,291	—
Investments, at Value	$37,907,756	*	$802,883,239	$11,279,469	$69,796,892	*
Repurchase Agreement, at Value	2,142,060		—	—	2,514,190
Cash	—		1,000,993	2,863	106,563
Foreign Currency, at Value	1,254		—	24,291	—
Reclaim Receivable	102,892		3,809	86,508	—
Dividend, Interest, and Securities Lending Income Receivable	66,928		489,512	124,966	16,165
Unrealized Appreciation on Spot Contracts	—		—	41	—
Receivable for Capital Shares Sold	—		1,236,987	—	—
Receivable for Investment Securities Sold	—		—	7,567	—
Due from Broker	—		34	—	—
Total Assets	40,220,890		805,614,574	11,525,705	72,433,810
Liabilities:
Obligation to Return Securities Lending Collateral	2,142,060		—	—	2,514,190
Payable due to Investment Adviser	20,419		193,631	5,052	29,534
Payable for Investment Securities Purchased	—		1,237,297	7,553	—
Cash Overdraft	31,313		—	—	—
Total Liabilities	2,193,792		1,430,928	12,605	2,543,724
Net Assets	$38,027,098		$804,183,646	$11,513,100	$69,890,086
Net Assets Consist of:
Paid-in Capital	$88,349,351		$610,375,610	$13,765,623	$117,782,363
Total Distributable Earnings (Accumulated Losses)	(50,322,253)		193,808,036	(2,252,523)	(47,892,277)
Net Assets	$38,027,098		$804,183,646	$11,513,100	$69,890,086
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,970,000		13,220,000	800,000	3,060,002
Net Asset Value, Offering and Redemption Price Per Share	$9.58		$60.83	$14.39	$22.84
*Includes Market Value of Securities on Loan	$2,172,911		$—	$—	$2,477,820

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF
Assets:
Cost of Investments	$15,677,877	$2,335,520	$1,518,357	$2,836,630
Cost (Proceeds) of Foreign Currency	8,193	—	—	—
Investments, at Value	$17,597,725	$2,407,227	$1,634,893	$3,143,586
Cash	24,151	4,125	10,130	2,198
Foreign Currency, at Value	8,193	—	—	—
Dividend, Interest, and Securities Lending Income Receivable	67,126	172	164	1,870
Reclaim Receivable	19,111	—	—	15
Receivable for Investment Securities Sold	3,660	—	—	—
Total Assets	17,719,966	2,411,524	1,645,187	3,147,669
Liabilities:
Payable for Investment Securities Purchased	36,927	—	—	—
Payable due to Investment Adviser	5,094	505	493	647
Unrealized Depreciation on Spot Contracts	68	—	—	—
Options Written at Value (Premiums received $–, $–, $2,712 and $–, respectively)	—	—	529	—
Custodian Fees Payable	—	—	3	—
Total Liabilities	42,089	505	1,025	647
Net Assets	$17,677,877	$2,411,019	$1,644,162	$3,147,022
Net Assets Consist of:
Paid-in Capital	$16,111,476	$2,719,642	$1,655,253	$3,055,486
Total Distributable Earnings (Accumulated Losses)	1,566,401	(308,623)	(11,091)	91,536
Net Assets	$17,677,877	$2,411,019	$1,644,162	$3,147,022
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	580,000	90,000	60,000	110,000
Net Asset Value, Offering and Redemption Price Per Share	$30.48	$26.79	$27.40	$28.61

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF
Assets:
Cost of Investments	$2,319,726	$7,823,178
Cost (Proceeds) of Foreign Currency	—	3,928
Investments, at Value	$2,576,862	$6,799,065
Cash	2,647	698
Foreign Currency, at Value	—	3,928
Dividend, Interest, and Securities Lending Income Receivable	1,532	10,643
Reclaim Receivable	12	1,729
Unrealized Appreciation on Spot Contracts	—	17
Total Assets	2,581,053	6,816,080
Liabilities:
Payable due to Investment Adviser	537	3,224
Options Written at Value (Premiums received $4,659 and $–, respectively)	300	—
Custodian Fees Payable	1	3
Total Liabilities	838	3,227
Net Assets	$2,580,215	$6,812,853
Net Assets Consist of:
Paid-in Capital	$2,526,617	$9,574,676
Total Distributable Earnings (Accumulated Losses)	53,598	(2,761,823)
Net Assets	$2,580,215	$6,812,853
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	90,000	420,000
Net Asset Value, Offering and Redemption Price Per Share	$28.67	$16.22

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2024 (Unaudited)

	Global X Lithium & Battery Tech ETF	Global X SuperDividend® ETF	Global X Social Media ETF	Global X Guru® Index ETF
Investment Income:
Dividend Income	$8,583,111	$29,020,649	$309,387	$256,216
Interest Income	151,465	61,091	5,125	3,065
Security Lending Income	3,261,473	807,084	38,831	70,469
Less: Foreign Taxes Withheld	(1,267,046)	(890,370)	(10,258)	(393)
Total Investment Income	10,729,003	28,998,454	343,085	329,357
Expenses:
Supervision and Administration Fees(1)	6,838,699	2,151,408	503,141	170,368
Custodian Fees(2)	25,190	571	675	86
Total Expenses	6,863,889	2,151,979	503,816	170,454
Waiver of Supervision and Administration Fees	—	(571)	—	—
Net Expenses	6,863,889	2,151,408	503,816	170,454
Net Investment Income (Loss)	3,865,114	26,847,046	(160,731)	158,903
Net Realized Gain (Loss) on:
Investments(3)	(109,739,542)	(15,448,995)	(7,329,465)	5,734,939
Futures Contracts	—	311,473	—	—
Foreign Currency Transactions	(240,925)	(347,400)	(4,600)	—
Net Realized Gain (Loss)	(109,980,467)	(15,484,922)	(7,334,065)	5,734,939
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,689,550)	76,310,957	31,355,562	3,041,214
Futures Contracts	—	(159,578)	—	—
Foreign Currency Translations	37,911	15,241	(1,746)	—
Net Change in Unrealized Appreciation (Depreciation)	(4,651,639)	76,166,620	31,353,816	3,041,214
Net Realized and Unrealized Gain (Loss)	(114,632,106)	60,681,698	24,019,751	8,776,153
Net Increase (Decrease) in Net Assets Resulting from Operations	$(110,766,992)	$87,528,744	$23,859,020	$8,935,056

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2024 (Unaudited)

	Global X SuperIncome™ Preferred ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF
Investment Income:
Dividend Income	$5,218,504	$12,557,290	$1,257,538	$8,500,732
Interest Income	14,170	24,003	1,563	8,791
Security Lending Income	25,829	7,524	261	—
Less: Foreign Taxes Withheld	—	—	(165,093)	(519,481)
Total Investment Income	5,258,503	12,588,817	1,094,269	7,990,042
Expenses:
Supervision and Administration Fees(1)	393,153	1,353,483	145,682	660,503
Custodian Fees(2)	733	16,104	2,108	5,877
Total Expenses	393,886	1,369,587	147,790	666,380
Net Investment Income	4,864,617	11,219,230	946,479	7,323,662
Net Realized Gain (Loss) on:
Investments(3)	1,374,639	(24,789,552)	123,506	(38,428,860)
Foreign Currency Transactions	—	(4)	(154,969)	(71,749)
Foreign Capital Gains Tax	—	—	5,575	—
Net Realized Gain (Loss)	1,374,639	(24,789,556)	(25,888)	(38,500,609)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	14,943,685	90,036,048	6,778,214	50,763,600
Futures Contracts	—	—	(854)	—
Foreign Capital Gains Tax on Appreciated Securities	—	—	(95,106)	—
Foreign Currency Translations	—	28	(3,790)	51,973
Net Change in Unrealized Appreciation (Depreciation)	14,943,685	90,036,076	6,678,464	50,815,573
Net Realized and Unrealized Gain (Loss)	16,318,324	65,246,520	6,652,576	12,314,964
Net Increase in Net Assets Resulting from Operations	$21,182,941	$76,465,750	$7,599,055	$19,638,626

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2024 (Unaudited)

	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF
Investment Income:
Dividend Income	$125,275	$5,803,579	$315,713	$322,024
Interest Income	70,791	20,409	259	1,316
Security Lending Income	7,988	—	—	18,829
Less: Foreign Taxes Withheld	(32,490)	(1,543)	(31,954)	(1,726)
Total Investment Income	171,564	5,822,445	284,018	340,443
Expenses:
Supervision and Administration Fees(1)	139,360	1,127,288	29,010	181,099
Custodian Fees(2)	740	680	301	63
Total Expenses	140,100	1,127,968	29,311	181,162
Net Investment Income	31,464	4,694,477	254,707	159,281
Net Realized Gain (Loss) on:
Investments(3)	(5,126,190)	8,362,029	241,344	(12,541,777)
Foreign Currency Transactions	(8,073)	—	(753)	(949)
Net Realized Gain (Loss)	(5,134,263)	8,362,029	240,591	(12,542,726)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,268,399	124,023,062	1,105,354	33,396,572
Foreign Currency Translations	1,459	—	753	—
Net Change in Unrealized Appreciation (Depreciation)	7,269,858	124,023,062	1,106,107	33,396,572
Net Realized and Unrealized Gain (Loss)	2,135,595	132,385,091	1,346,698	20,853,846
Net Increase in Net Assets Resulting from Operations	$2,167,059	$137,079,568	$1,601,405	$21,013,127

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2024 (Unaudited)

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF
Investment Income:
Dividend Income	$254,164	$8,542	$11,698	$20,920
Interest Income	596	42	76	85
Less: Foreign Taxes Withheld	(26,726)	(20)	(24)	(5)
Total Investment Income	228,034	8,564	11,750	21,000
Expenses:
Supervision and Administration Fees(1)	29,602	2,294	2,985	3,506
Custodian Fees(2)	27	—	31	(12)
Total Expenses	29,629	2,294	3,016	3,494
Net Investment Income	198,405	6,270	8,734	17,506
Net Realized Gain (Loss) on:
Investments(3)	(67,522)	36,369	111,065	(4,154)
Purchased Options	—	(24,580)	(69,200)	(25,088)
Written Options	—	—	33,560	—
Foreign Currency Transactions	115	—	—	—
Net Realized Gain (Loss)	(67,407)	11,789	75,425	(29,242)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,662,542	224,205	317,465	474,697
Purchased Options	—	(15,249)	(27,148)	(15,894)
Written Options	—	—	(10,247)	—
Foreign Currency Translations	(778)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	2,661,764	208,956	280,070	458,803
Net Realized and Unrealized Gain (Loss)	2,594,357	220,745	355,495	429,561
Net Increase in Net Assets Resulting from Operations	$2,792,762	$227,015	$364,229	$447,067

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2024 (Unaudited)

	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF
Investment Income:
Dividend Income	$18,505	$41,808
Interest Income	76	497
Less: Foreign Taxes Withheld	(5)	(3,952)
Total Investment Income	18,576	38,353
Expenses:
Supervision and Administration Fees(1)	3,112	19,451
Custodian Fees(2)	(2)	3
Registration Fees	—	85
Total Expenses	3,110	19,539
Net Investment Income	15,466	18,814
Net Realized Gain (Loss) on:
Investments(3)	(2,649)	(594,759)
Purchased Options	(42,112)	—
Written Options	4,690	—
Foreign Currency Transactions	—	(889)
Net Realized Gain (Loss)	(40,071)	(595,648)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	436,352	1,471,423
Purchased Options	(36,562)	—
Written Options	1,964	—
Foreign Currency Translations	—	(78)
Net Change in Unrealized Appreciation (Depreciation)	401,754	1,471,345
Net Realized and Unrealized Gain (Loss)	361,683	875,697
Net Increase in Net Assets Resulting from Operations	$377,149	$894,511

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Lithium & Battery Tech ETF		Global X SuperDividend® ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023‡
Operations:
Net Investment Income	$3,865,114	$30,111,235	$26,847,046	$68,823,124
Net Realized Gain (Loss)	(109,980,467)	(290,890,467)	(15,484,922)	(178,018,530)
Net Change in Unrealized Appreciation (Depreciation)	(4,651,639)	(678,297,668)	76,166,620	101,559,825
Net Increase (Decrease) in Net Assets Resulting from Operations	(110,766,992)	(939,076,900)	87,528,744	(7,635,581)
Distributions:	(14,541,383)	(38,976,032)	(42,715,171)	(71,554,165)
Return of Capital:	—	—	—	(17,865,200)
Capital Share Transactions:
Issued	98,088,330	18,655,425	26,372,086	134,701,260
Redeemed	(508,212,530)	(844,321,195)	(9,070,110)	(14,814,220)
Increase (Decrease) in Net Assets from Capital Share Transactions	(410,124,200)	(825,665,770)	17,301,976	119,887,040
Total Increase (Decrease) in Net Assets	(535,432,575)	(1,803,718,702)	62,115,549	22,832,094
Net Assets:
Beginning of Year/Period	2,095,790,645	3,899,509,347	699,110,630	676,278,536
End of Year/Period	$1,560,358,070	$2,095,790,645	$761,226,179	$699,110,630
Share Transactions:
Issued	2,050,000	270,000	1,240,000	5,620,000
Redeemed	(11,030,000)	(14,070,000)	(400,000)	(613,921)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(8,980,000)	(13,800,000)	840,000	5,006,079

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Social Media ETF		Global X Guru® Index ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income (Loss)	$(160,731)	$726,536	$158,903	$163,577
Net Realized Gain (Loss)	(7,334,065)	(23,504,299)	5,734,939	(2,729,202)
Net Change in Unrealized Appreciation (Depreciation)	31,353,816	64,247,712	3,041,214	3,924,121
Net Increase in Net Assets Resulting from Operations	23,859,020	41,469,949	8,935,056	1,358,496
Distributions:	(221,844)	(696,865)	(211,405)	(140,340)
Return of Capital:	—	—	—	(13,339)
Capital Share Transactions:
Issued	14,207,442	50,133,051	19,072,665	—
Redeemed	(39,598,739)	(53,754,585)	(29,158,769)	(5,982,656)
Decrease in Net Assets from Capital Share Transactions	(25,391,297)	(3,621,534)	(10,086,104)	(5,982,656)
Total Increase (Decrease) in Net Assets	(1,754,121)	37,151,550	(1,362,453)	(4,777,839)
Net Assets:
Beginning of Year/Period	140,396,996	103,245,446	41,757,248	46,535,087
End of Year/Period	$138,642,875	$140,396,996	$40,394,795	$41,757,248
Share Transactions:
Issued	350,000	1,400,000	480,000	—
Redeemed	(990,000)	(1,510,000)	(720,000)	(170,000)
Net Decrease in Shares Outstanding from Share Transactions	(640,000)	(110,000)	(240,000)	(170,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperIncome™ Preferred ETF		Global X SuperDividend® U.S. ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$4,864,617	$12,482,160	$11,219,230	$24,850,832
Net Realized Gain (Loss)	1,374,639	(35,344,694)	(24,789,556)	(40,314,161)
Net Change in Unrealized Appreciation (Depreciation)	14,943,685	4,801,453	90,036,076	(69,852,699)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,182,941	(18,061,081)	76,465,750	(85,316,028)
Distributions:	(5,209,497)	(12,843,440)	(21,202,380)	(32,670,182)
Return of Capital:	—	—	—	(12,029,058)
Capital Share Transactions:
Issued	—	28,847,405	18,999,168	151,410,242
Redeemed	(23,207,231)	(35,612,035)	(53,383,557)	(114,359,782)
Increase (Decrease) in Net Assets from Capital Share Transactions	(23,207,231)	(6,764,630)	(34,384,389)	37,050,460
Total Increase (Decrease) in Net Assets	(7,233,787)	(37,669,151)	20,878,981	(92,964,808)
Net Assets:
Beginning of Year/Period	157,490,099	195,159,250	590,899,500	683,864,308
End of Year/Period	$150,256,312	$157,490,099	$611,778,481	$590,899,500
Share Transactions:
Issued	—	2,990,000	1,130,000	8,650,000
Redeemed	(2,530,000)	(3,980,000)	(3,220,000)	(6,490,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,530,000)	(990,000)	(2,090,000)	2,160,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® Emerging Markets ETF		Global X SuperDividend® REIT ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023‡	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023‡
Operations:
Net Investment Income	$946,479	$3,538,333	$7,323,662	$15,816,112
Net Realized Gain (Loss)	(25,888)	(7,396,703)	(38,500,609)	(30,591,783)
Net Change in Unrealized Appreciation (Depreciation)	6,678,464	9,203,211	50,815,573	769,596
Net Increase (Decrease) in Net Assets Resulting from Operations	7,599,055	5,344,841	19,638,626	(14,006,075)
Distributions:	(1,722,222)	(3,319,170)	(8,867,512)	(13,547,728)
Return of Capital:	—	—	—	(6,960,250)
Capital Share Transactions:
Issued	252,087	2,345,719	4,433,503	15,653,093
Redeemed	(1,991,170)	(1,965,623)	(26,165,845)	(50,140,564)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,739,083)	380,096	(21,732,342)	(34,487,471)
Total Increase (Decrease) in Net Assets	4,137,750	2,405,767	(10,961,228)	(69,001,524)
Net Assets:
Beginning of Year/Period	41,573,901	39,168,134	217,653,112	286,654,636
End of Year/Period	$45,711,651	$41,573,901	$206,691,884	$217,653,112
Share Transactions:
Issued	10,000	96,667	230,000	740,000
Redeemed	(80,000)	(80,819)	(1,280,000)	(2,324,140)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(70,000)	15,848	(1,050,000)	(1,584,140)

‡ Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Renewable Energy Producers ETF		Global X S&P 500® Catholic Values ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$31,464	$845,464	$4,694,477	$8,138,111
Net Realized Gain (Loss)	(5,134,263)	(9,862,211)	8,362,029	11,684,291
Net Change in Unrealized Appreciation (Depreciation)	7,269,858	(10,198,855)	124,023,062	30,978,489
Net Increase (Decrease) in Net Assets Resulting from Operations	2,167,059	(19,215,602)	137,079,568	50,800,891
Distributions:	(357,729)	(839,231)	(5,390,628)	(7,699,184)
Capital Share Transactions:
Issued	—	2,633,738	24,332,140	119,238,821
Redeemed	(7,578,919)	(29,751,744)	(23,634,627)	(39,830,981)
Increase (Decrease) in Net Assets from Capital Share Transactions	(7,578,919)	(27,118,006)	697,513	79,407,840
Total Increase (Decrease) in Net Assets	(5,769,589)	(47,172,839)	132,386,453	122,509,547
Net Assets:
Beginning of Year/Period	43,796,687	90,969,526	671,797,193	549,287,646
End of Year/Period	$38,027,098	$43,796,687	$804,183,646	$671,797,193
Share Transactions:
Issued	—	200,000	420,000	2,350,000
Redeemed	(740,000)	(2,460,000)	(400,000)	(790,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(740,000)	(2,260,000)	20,000	1,560,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® EAFE ETF		Global X E-commerce ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income (Loss)	$254,707	$638,408	$159,281	$(11,415)
Net Realized Gain (Loss)	240,591	(834,267)	(12,542,726)	(17,240,809)
Net Change in Unrealized Appreciation (Depreciation)	1,106,107	1,357,260	33,396,572	20,074,893
Net Increase in Net Assets Resulting from Operations	1,601,405	1,161,401	21,013,127	2,822,669
Distributions:	(371,156)	(736,065)	—	—
Return of Capital:	—	—	—	(42,666)
Capital Share Transactions:
Issued	3,047,960	3,052,141	—	33,960,916
Redeemed	(2,847,085)	(1,779,069)	(13,191,586)	(16,912,892)
Increase (Decrease) in Net Assets from Capital Share Transactions	200,875	1,273,072	(13,191,586)	17,048,024
Total Increase in Net Assets	1,431,124	1,698,408	7,821,541	19,828,027
Net Assets:
Beginning of Year/Period	10,081,976	8,383,568	62,068,545	42,240,518
End of Year/Period	$11,513,100	$10,081,976	$69,890,086	$62,068,545
Share Transactions:
Issued	210,000	220,000	—	1,830,000
Redeemed	(200,000)	(130,000)	(600,000)	(960,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	10,000	90,000	(600,000)	870,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P Catholic Values Developed ex-U.S. ETF		Global X NASDAQ 100® Tail Risk ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$198,405	$343,263	$6,270	$5,298
Net Realized Gain (Loss)	(67,407)	(309,284)	11,789	(265,723)
Net Change in Unrealized Appreciation (Depreciation)	2,661,764	257,408	208,956	517,504
Net Increase in Net Assets Resulting from Operations	2,792,762	291,387	227,015	257,079
Distributions:	(184,613)	(253,178)	(5,326)	(4,771)
Capital Share Transactions:
Issued	585,113	8,854,084	1,328,808	—
Redeemed	—	—	(501,847)	(797,923)
Increase (Decrease) in Net Assets from Capital Share Transactions	585,113	8,854,084	826,961	(797,923)
Total Increase (Decrease) in Net Assets	3,193,262	8,892,293	1,048,650	(545,615)
Net Assets:
Beginning of Year/Period	14,484,615	5,592,322	1,362,369	1,907,984
End of Year/Period	$17,677,877	$14,484,615	$2,411,019	$1,362,369
Share Transactions:
Issued	20,000	320,000	50,000	—
Redeemed	—	—	(20,000)	(40,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	20,000	320,000	30,000	(40,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X NASDAQ 100® Collar 95-110 ETF		Global X S&P 500® Tail Risk ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$8,734	$9,816	$17,506	$32,283
Net Realized Gain (Loss)	75,425	(679,364)	(29,242)	(119,231)
Net Change in Unrealized Appreciation (Depreciation)	280,070	881,750	458,803	292,159
Net Increase in Net Assets Resulting from Operations	364,229	212,202	447,067	205,211
Distributions:	(8,449)	(8,877)	(19,285)	(32,745)
Capital Share Transactions:
Issued	—	—	295,892	—
Redeemed	(823,652)	(1,171,831)	—	(766,526)
Increase (Decrease) in Net Assets from Capital Share Transactions	(823,652)	(1,171,831)	295,892	(766,526)
Total Increase (Decrease) in Net Assets	(467,872)	(968,506)	723,674	(594,060)
Net Assets:
Beginning of Year/Period	2,112,034	3,080,540	2,423,348	3,017,408
End of Year/Period	$1,644,162	$2,112,034	$3,147,022	$2,423,348
Share Transactions:
Issued	—	—	10,000	—
Redeemed	(30,000)	(50,000)	—	(30,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(30,000)	(50,000)	10,000	(30,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Collar 95-110 ETF		Global X Disruptive Materials ETF
	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$15,466	$36,472	$18,814	$101,617
Net Realized Gain (Loss)	(40,071)	(287,823)	(595,648)	(861,308)
Net Change in Unrealized Appreciation (Depreciation)	401,754	370,100	1,471,345	(1,250,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	377,149	118,749	894,511	(2,010,169)
Distributions:	(18,097)	(40,011)	(57,314)	(77,885)
Capital Share Transactions:
Issued	—	—	564,397	6,774,401
Redeemed	—	(1,772,256)	(2,272,588)	(435,664)
Increase (Decrease) in Net Assets from Capital Share Transactions	—	(1,772,256)	(1,708,191)	6,338,737
Total Increase (Decrease) in Net Assets	359,052	(1,693,518)	(870,994)	4,250,683
Net Assets:
Beginning of Year/Period	2,221,163	3,914,681	7,683,847	3,433,164
End of Year/Period	$2,580,215	$2,221,163	$6,812,853	$7,683,847
Share Transactions:
Issued	—	—	40,000	370,000
Redeemed	—	(70,000)	(160,000)	(20,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	(70,000)	(120,000)	350,000

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Lithium & Battery Tech ETF
2024 (Unaudited)	47.33	0.10	(2.87)	(2.77)	(0.36)	—	—
2023	67.13	0.58	(19.66)	(19.08)	(0.72)	—	—
2022	91.07	0.26	(23.99)	(23.73)	(0.21)	—	—
2021	42.86	0.12	48.21	48.33	(0.12)	—	—
2020	25.04	0.40	17.86	18.26	(0.44)	—	—
2019	30.32	0.48	(4.86)	(4.38)	(0.90)	—	—
Global X SuperDividend® ETF
2024 (Unaudited)	20.36	0.78	1.74	2.52	(1.24)	—	—
2023(1)	23.05	2.11	(2.02)	0.09	(2.22)	—	(0.56)
2022(1)	39.03	2.31	(14.68)	(12.37)	(2.65)	—	(0.96)
2021(1)	31.83	2.82	7.38	10.20	(3.00)	—	—
2020(1)	51.75	2.58	(19.02)	(16.44)	(3.12)	—	(0.36)
2019(1)	57.18	3.72	(4.41)	(0.69)	(4.14)	—	(0.60)
Global X Social Media ETF
2024 (Unaudited)	34.75	(0.04)	6.12	6.08	(0.05)	—	—
2023	24.88	0.19	9.87	10.06	(0.19)	—	—
2022	61.26	0.03	(36.29)	(36.26)	—	—	(0.12)
2021	51.95	(0.31)	9.62	9.31	—	—	—
2020	31.92	(0.11)	20.14	20.03	—	—	—
2019	29.10	(0.10)	2.92	2.82	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.36)	44.20	(5.95)	1,560,358	0.75	†	0.42	†	10.48
(0.72)	47.33	(28.63)	2,095,791	0.75		0.92		19.76
(0.21)	67.13	(26.10)	3,899,509	0.75		0.33		38.73
(0.12)	91.07	112.89	5,375,399	0.75		0.17		39.09
(0.44)	42.86	73.82	868,894	0.75		1.30		65.14
(0.90)	25.04	(14.61)	455,124	0.75		1.75		35.28

(1.24)	21.64	12.57	761,226	0.58	†	7.24	†	54.48
(2.78)	20.36	(0.31)	699,111	0.58		9.18		91.59
(3.61)	23.05	(33.80)	676,279	0.61		7.39		91.10
(3.00)	39.03	32.21	930,431	0.58		6.98		82.37
(3.48)	31.83	(32.80)	626,871	0.59		6.62		124.55
(4.74)	51.75	(1.02)	932,111	0.59		7.03		56.85

(0.05)	40.78	17.51	138,643	0.65	†	(0.21	)†	9.56
(0.19)	34.75	40.40	140,397	0.65		0.53		29.09
(0.12)	24.88	(59.24)	103,245	0.65		0.06		21.59
—	61.26	17.94	401,893	0.65		(0.48)		30.89
—	51.95	62.75	225,999	0.65		(0.28)		19.23
—	31.92	9.69	121,289	0.65		(0.33)		16.92

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Guru® Index ETF
2024 (Unaudited)	34.23	0.14	7.03	7.17	(0.18)	—	—
2023	33.48	0.12	0.75	0.87	(0.11)	—	(0.01)
2022	50.24	0.01	(16.72)	(16.71)	(0.01)	—	(0.04)
2021	37.31	0.69	13.14	13.83	(0.90)	—	—
2020	34.02	0.33	3.32	3.65	(0.34)	—	(0.02)
2019	30.09	0.12	4.02	4.14	(0.17)	—	(0.04)
Global X SuperIncome™ Preferred ETF
2024 (Unaudited)	8.21	0.27	0.83	1.10	(0.29)	—	—
2023	9.67	0.60	(1.44)	(0.84)	(0.62)	—	—
2022	11.94	0.54	(2.13)	(1.59)	(0.65)	—	(0.03)
2021	11.12	0.61	0.89	1.50	(0.68)	—	—
2020	11.73	0.60	(0.53)	0.07	(0.65)	—	(0.03)
2019	11.49	0.66	0.32	0.98	(0.73)	—	(0.01)
Global X SuperDividend® U.S. ETF
2024 (Unaudited)	15.62	0.31	1.78	2.09	(0.59)	—	—
2023	19.18	0.69	(3.02)	(2.33)	(0.90)	—	(0.33)
2022	20.13	0.67	(0.41)	0.26	(0.81)	—	(0.40)
2021	14.99	0.65	5.59	6.24	(0.99)	—	(0.11)
2020	23.34	0.62	(7.45)	(6.83)	(1.14)	—	(0.38)
2019	24.53	1.12	(0.56)	0.56	(1.49)	—	(0.26)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.18)	41.22	20.95	40,395	0.75	†	0.70	†	65.97
(0.12)	34.23	2.58	41,757	0.75		0.35		100.70
(0.05)	33.48	(33.28)	46,535	0.75		0.02		111.39
(0.90)	50.24	37.43	75,856	0.75		1.47		121.91
(0.36)	37.31	10.84	55,961	0.75		0.96		124.90
(0.21)	34.02	13.90	56,134	0.75		0.38		126.44

(0.29)	9.02	13.38	150,256	0.48	†	5.94	†	38.56
(0.62)	8.21	(9.26)	157,490	0.53		6.47		109.60
(0.68)	9.67	(13.81)	195,159	0.58		5.04		39.39
(0.68)	11.94	13.71	234,953	0.58		5.13		98.47
(0.68)	11.12	0.81	184,015	0.58		5.47		67.65
(0.74)	11.73	8.87	201,092	0.58		5.72		55.98

(0.59)	17.12	13.51	611,778	0.46	†	3.73	†	44.18
(1.23)	15.62	(12.60)	590,900	0.45		3.91		63.24
(1.21)	19.18	1.16	683,864	0.45		3.34		38.51
(1.10)	20.13	42.53	669,734	0.45		3.41		60.53
(1.52)	14.99	(30.12)	412,110	0.45		3.50		93.44
(1.75)	23.34	2.61	544,884	0.46		4.83		60.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI SuperDividend® Emerging Markets ETF
2024 (Unaudited)	22.48	0.52	3.64	4.16	(0.95)	—	—
2023(1)	21.36	1.95	1.00	2.95	(1.83)	—	—
2022(1)	33.78	1.67	(11.44)	(9.77)	(2.19)	—	(0.46)
2021(1)	28.59	3.06	4.35	7.41	(2.22)	—	—
2020(1)	38.85	1.65	(9.51)	(7.86)	(1.98)	—	(0.42)
2019(1)	38.73	2.61	0.15	2.76	(2.64)	—	—
Global X SuperDividend® REIT ETF
2024 (Unaudited)	18.67	0.66	0.94	1.60	(0.79)	—	—
2023(1)	21.65	1.28	(2.60)	(1.32)	(1.10)	—	(0.56)
2022(1)	29.46	1.13	(7.14)	(6.01)	(1.10)	—	(0.70)
2021(1)	22.68	1.14	7.50	8.64	(1.23)	—	(0.63)
2020(1)	45.99	1.68	(22.23)	(20.55)	(2.58)	—	(0.18)
2019(1)	43.86	2.97	2.73	5.70	(3.57)	—	—
Global X Renewable Energy Producers ETF
2024 (Unaudited)	9.30	0.01	0.35	0.36	(0.08)	—	—
2023	13.05	0.15	(3.76)	(3.61)	(0.14)	—	—
2022	16.82	0.15	(3.76)	(3.61)	(0.16)	—	—
2021	14.87	0.23	2.05	2.28	(0.30)	(0.03)	—
2020	13.79	0.41	1.13	1.54	(0.46)	—	—
2019	11.52	0.13	2.61	2.74	(0.47)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.95)	25.69	18.74	45,712	0.66	†	4.23	†	19.59
(1.83)	22.48	13.77	41,574	0.68		8.22		87.06
(2.65)	21.36	(30.80)	39,168	0.67		5.88		101.78
(2.22)	33.78	25.83	62,696	0.72		8.59		102.27
(2.40)	28.59	(21.01)	20,007	0.67		5.04		93.04
(2.64)	38.85	7.14	17,489	0.66		6.51		66.65

(0.79)	19.48	8.44	206,692	0.59	†	6.44	†	75.92
(1.66)	18.67	(6.97)	217,653	0.59		5.90		92.84
(1.80)	21.65	(21.21)	286,655	0.59		4.36		82.67
(1.86)	29.46	38.84	467,934	0.58		3.99		59.44
(2.76)	22.68	(45.94)	311,625	0.58		5.74		106.23
(3.57)	45.99	13.68	364,790	0.59		6.71		34.16

(0.08)	9.58	3.75	38,027	0.65	†	0.15	†	5.06
(0.14)	9.30	(27.93)	43,797	0.65		1.18		12.68
(0.16)	13.05	(21.57)	90,970	0.66		1.01		18.33
(0.33)	16.82	15.37	146,976	0.65		1.39		55.97
(0.46)	14.87	11.39	66,192	0.65		2.89		29.27
(0.47)	13.79	24.34	26,205	0.65		1.01		87.06

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Catholic Values ETF
2024 (Unaudited)	50.89	0.36	9.99	10.35	(0.41)	—	—
2023	47.19	0.65	3.68	4.33	(0.63)	—	—
2022	57.22	0.61	(9.99)	(9.38)	(0.57)	(0.08)	—
2021	40.32	0.56	16.89	17.45	(0.55)	—	—
2020	37.23	0.58	3.08	3.66	(0.55)	(0.02)	—
2019	33.59	0.58	3.92	4.50	(0.81)	(0.05)	—
Global X MSCI SuperDividend® EAFE ETF
2024 (Unaudited)	12.76	0.34	1.78	2.12	(0.49)	—	—
2023	11.98	0.78	0.92	1.70	(0.92)	—	—
2022	15.62	1.00	(3.70)	(2.70)	(0.94)	—	—
2021	11.44	0.79	4.10	4.89	(0.71)	—	—
2020	16.11	0.56	(4.53)	(3.97)	(0.55)	—	(0.15)
2019	15.96	0.82	0.36	1.18	(1.03)	—	—
Global X E-commerce ETF
2024 (Unaudited)	16.96	0.05	5.83	5.88	—	—	—
2023	15.14	—	1.84	1.84	—	—	(0.02)
2022	31.19	0.08	(15.97)	(15.89)	(0.05)	(0.10)	(0.01)
2021	26.79	(0.04)	4.70	4.66	(0.13)	(0.13)	—
2020	17.58	0.19	9.05	9.24	(0.03)	—	—
2019(1)	15.00	(0.05)	2.63	2.58	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 27, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.41)	60.83	20.37	804,184	0.29	†	1.21	†	2.72
(0.63)	50.89	9.22	671,797	0.29		1.28		6.70
(0.65)	47.19	(16.53)	549,288	0.29		1.17		6.79
(0.55)	57.22	43.54	593,985	0.29		1.09		8.29
(0.57)	40.32	9.89	379,053	0.29		1.51		5.55
(0.86)	37.23	13.86	275,511	0.29		1.66		8.54

(0.49)	14.39	16.79	11,513	0.56	†	4.83	†	25.90
(0.92)	12.76	14.08	10,082	0.56		5.76		37.00
(0.94)	11.98	(18.12)	8,384	0.57		6.89		34.00
(0.71)	15.62	43.05	14,058	0.55		5.12		88.53
(0.70)	11.44	(25.24)	7,436	0.56		4.07		59.28
(1.03)	16.11	7.81	18,527	0.56		5.23		29.81

—	22.84	7.09	69,890	0.50	†	0.44	†	17.12
(0.02)	16.96	12.13	62,069	0.50		(0.02)		26.67
(0.16)	15.14	(51.19)	42,241	0.50		0.34		25.82
(0.26)	31.19	17.39	197,751	0.50		(0.11)		14.64
(0.03)	26.79	52.67	91,083	0.50		0.75		42.01
—	17.58	17.20	3,517	0.68	†	(0.32	)†	23.50

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P Catholic Values Developed ex-U.S. ETF
2024 (Unaudited)	25.87	0.35	4.58	4.93	(0.32)	—	—
2023	23.30	0.77	2.39	3.16	(0.59)	—	—
2022	32.80	0.77	(9.11)	(8.34)	(0.79)	(0.37)	—
2021	24.98	0.70	7.71	8.41	(0.59)	—	—
2020(1)	25.05	0.19	(0.26)	(0.07)	—	—	—
Global X NASDAQ 100® Tail Risk ETF
2024 (Unaudited)	22.71	0.09	4.10	4.19	(0.11)	—	—
2023	19.08	0.07	3.63	3.70	(0.07)	—	—
2022	25.59	0.04	(6.03)	(5.99)	(0.03)	(0.49)	—
2021(2)	25.13	(0.01)	0.47	0.46	—	—	—
Global X NASDAQ 100® Collar 95-110 ETF
2024 (Unaudited)	23.47	0.10	3.92	4.02	(0.09)	—	—
2023	22.00	0.08	1.46	1.54	(0.07)	—	—
2022	25.78	0.04	(3.38)	(3.34)	(0.02)	(0.42)	—
2021(2)	25.27	(0.01)	0.52	0.51	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on June 22, 2020.
(2)	The Fund commenced operations on August 25, 2021.
(3)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.32)	30.48	19.11	17,678	0.35	†	2.35	†	3.61
(0.59)	25.87	13.45	14,485	0.35		2.80		13.64
(1.16)	23.30	(26.11)	5,592	0.35		2.83		12.83
(0.59)	32.80	33.79	4,264	0.35		2.22		17.17
—	24.98	(0.28)	2,498	0.35	†	2.02	†	4.04

(0.11)	26.79	18.45	2,411	0.25	†	0.68	†	6.04
(0.07)	22.71	19.42	1,362	0.53		0.35		19.43
(0.52)	19.08	(23.90)	1,908	0.61		0.19		13.88
—	25.59	1.83	3,326	0.60	†	(0.12	)†	1.71

(0.09)	27.40	17.16	1,644	0.25	†	0.73	†	7.98
(0.07)	23.47	7.01	2,112	0.55		0.35		18.56
(0.44)	22.00	(13.19)	3,081	0.62	(3)	0.18		9.89
—	25.78	2.06	2,836	0.60	†	(0.11	)†	2.11

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Tail Risk ETF
2024 (Unaudited)	24.23	0.17	4.40	4.57	(0.19)	—	—
2023	23.21	0.27	1.00	1.27	(0.25)	—	—
2022	27.72	0.23	(4.00)	(3.77)	(0.16)	(0.58)	—
2021(1)	27.33	0.03	0.36	0.39	—	—	—
Global X S&P 500® Collar 95-110 ETF
2024 (Unaudited)	24.68	0.17	4.02	4.19	(0.20)	—	—
2023	24.47	0.28	0.26	0.54	(0.33)	—	—
2022	27.57	0.23	(2.77)	(2.54)	(0.16)	(0.40)	—
2021(1)	27.28	0.03	0.26	0.29	—	—	—
Global X Disruptive Materials ETF
2024 (Unaudited)	14.23	0.04	2.07	2.11	(0.12)	—	—
2023	18.07	0.34	(3.88)	(3.54)	(0.30)	—	—
2022(3)	23.75	0.45	(5.88)	(5.43)	(0.25)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on August 25, 2021.
(2)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.
(3)	The Fund commenced operations on January 24, 2022.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.19)	28.61	18.91	3,147	0.25	†	1.25	†	1.27
(0.25)	24.23	5.51	2,423	0.54		1.10		2.71
(0.74)	23.21	(13.98)	3,017	0.61		0.92		7.40
—	27.72	1.43	3,604	0.60	†	0.58	†	6.21

(0.20)	28.67	17.02	2,580	0.25	†	1.24	†	1.04
(0.33)	24.68	2.20	2,221	0.55		1.11		3.09
(0.56)	24.47	(9.40)	3,915	0.64	(2)	0.90		8.96
—	27.57	1.06	3,308	0.60	†	0.58	†	6.44

(0.12)	16.22	14.90	6,813	0.59	†	0.57	†	11.59
(0.30)	14.23	(19.96)	7,684	0.59		1.84		36.55
(0.25)	18.07	(22.98)	3,433	0.60	†	2.72	†	25.34

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2024 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of April 30, 2024, the Trust had ninety seven portfolios, ninety one of which were operational. The financial statements herein and the related notes pertain to the Global X Lithium and Battery Tech ETF, Global X SuperDividend® ETF, Global X Social Media ETF, Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X Renewable Energy Producers ETF, Global X S&P 500® Catholic Values ETF, Global X MSCI SuperDividend® EAFE ETF, Global X E-commerce ETF, Global X S&P Catholic Values Developed ex-U.S. ETF, Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Collar 95-110 ETF and Global X Disruptive Materials ETF, (each a “Fund”, collectively, the “Funds”).

Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X MSCI SuperDividend® EAFE ETF, Global X SuperDividend® REIT ETF, Global X SuperIncomeTM Preferred ETF, Global X Guru® Index ETF, Global X S&P 500® Catholic Values ETF, Global X S&P 500® Tail Risk ETF and Global X S&P 500® Collar 95-110 ETF) has elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The

Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2023. The Funds continuously monitor the credit standing of each broker or counterparty with whom they

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS – To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of April 30, 2024, if applicable.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Value at April 30, 2024	Redemption Fee
Global X Lithium & Battery Tech ETF	10,000	$600	$442,000	$600
Global X SuperDividend® ETF	10,000	900	216,400	900
Global X Social Media ETF	10,000	250	407,800	250
Global X Guru® Index ETF	10,000	250	412,200	250
Global X SuperIncome™ Preferred ETF	10,000	250	90,200	250
Global X SuperDividend® U.S. ETF	10,000	150	171,200	150
Global X MSCI SuperDividend® Emerging Markets ETF	10,000	900	256,900	900
Global X SuperDividend® REIT ETF	10,000	250	194,800	250
Global X Renewable Energy Producers ETF	10,000	400	95,800	400
Global X S&P 500® Catholic Values ETF	10,000	1,400	608,300	1,400
Global X MSCI SuperDividend® EAFE ETF	10,000	300	143,900	300
Global X E-commerce ETF	10,000	250	228,400	250
Global X S&P Catholic Values Developed ex-U.S. ETF	10,000	2,700	304,800	2,700
Global X NASDAQ 100® Tail Risk ETF	10,000	250	267,900	250
Global X NASDAQ 100® Collar 95-110 ETF	10,000	300	274,000	300
Global X S&P 500® Tail Risk ETF	10,000	800	286,100	800
Global X S&P 500® Collar 95-110 ETF	10,000	1,700	286,700	1,700
Global X Disruptive Materials ETF	10,000	400	162,200	400

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

OPTIONS/SWAPTIONS WRITING/PURCHASING – To the extent consistent with their investment policies, certain Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

The Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Tail Risk ETF and Global X S&P 500® Collar 95-110 ETF may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of each Fund) (“Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee

Global X Lithium & Battery Tech ETF	0.75%
Global X SuperDividend® ETF(1)	0.58%
Global X Social Media ETF	0.65%
Global X Guru® Index ETF	0.75%
Global X SuperIncomeTM Preferred ETF	0.48%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X Renewable Energy Producers ETF	0.65%
Global X S&P 500® Catholic Values ETF	0.29%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X E-commerce ETF	0.50%
Global X S&P 500® Catholic Values Developed ex-U.S. ETF	0.35%
Global X NASDAQ 100® Tail Risk ETF	0.25%
Global X NASDAQ 100® Collar 95-110 ETF	0.25%
Global X S&P 500® Tail Risk ETF	0.25%
Global X S&P 500® Collar 95-110 ETF	0.25%
Global X Disruptive Materials ETF	0.59%

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

(1) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X SuperDividend® ETF to the extent necessary to assure that the operating expenses of the Global X SuperDividend® ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.58% of the average daily net assets of the Global X SuperDividend® ETF per year until at least March 1, 2025.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian and transfer agent of the Global X Lithium & Battery Tech ETF, Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X S&P 500® Catholic Values ETF, Global X NASDAQ 100® Collar 95-110 ETF and the Global X S&P 500® Collar 95-110 ETF. For the Funds for which it serves as Custodian, BBH has agreed to (i) make receipts and disbursements of money on behalf of the Funds; (ii) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (iii) respond to correspondence from shareholders, security brokers and others relating to its duties; and (iv) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. For the funds which it serves as transfer agent, BBH has agreed to (i) issue and redeem Shares of each Fund; (ii) make dividend and other distributions to shareholders of each Fund; (iii) respond to correspondence by shareholders and others

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

For all Funds other than the Global X Lithium & Battery Tech ETF, Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X S&P 500® Catholic Values ETF, Global X NASDAQ 100® Collar 95-110 ETF and Global X S&P 500® Collar 95-110 ETF, BNY Mellon serves as Custodian and transfer agent to the Trust on behalf of the Funds. As Custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as transfer agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Lithium & Battery Tech ETF	$191,290,497	$358,724,625
Global X SuperDividend® ETF	401,165,236	400,984,701
Global X Social Media ETF	14,634,352	16,812,389
Global X Guru® Index ETF	29,438,849	29,531,894
Global X SuperIncome™ Preferred ETF	62,476,579	62,502,353
Global X SuperDividend® U.S. ETF	265,038,335	282,322,553
Global X MSCI SuperDividend® Emerging Markets ETF	8,703,200	10,536,986
Global X SuperDividend® REIT ETF	171,421,493	173,439,284
Global X Renewable Energy Producers ETF	2,156,182	3,951,735
Global X S&P 500® Catholic Values ETF	21,008,382	21,892,270
Global X MSCI SuperDividend® EAFE ETF	2,746,719	2,808,912
Global X E-commerce ETF	12,390,859	12,304,473
Global X S&P Catholic Values Developed ex-U.S. ETF	904,550	607,465
Global X NASDAQ 100® Tail Risk ETF	110,795	151,482
Global X NASDAQ 100® Collar 95-110 ETF	180,310	236,622
Global X S&P 500® Tail Risk ETF	35,341	59,907
Global X S&P 500® Collar 95-110 ETF	25,533	68,346
Global X Disruptive Materials ETF	763,619	1,325,012

During the period ended April 30, 2024, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For the period ended April 30, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X Lithium & Battery Tech ETF	$50,912,257	$286,936,239	$30,754,273
Global X SuperDividend® ETF	7,869,510	7,784,070	1,250,869
Global X Social Media ETF	12,180,660	36,064,105	9,153,603
Global X Guru® Index ETF	19,076,281	29,085,353	6,926,385
Global X SuperIncome™ Preferred ETF	–	23,089,002	543,495
Global X SuperDividend® U.S. ETF	18,436,734	43,513,851	5,290,790
Global X MSCI SuperDividend® Emerging Markets ETF	–	750,792	119,019
Global X SuperDividend® REIT ETF	4,419,013	26,140,619	1,486,421
Global X Renewable Energy Producers ETF	–	6,042,893	(3,548,646)
Global X S&P 500® Catholic Values ETF	24,312,163	23,716,642	10,592,489
Global X MSCI SuperDividend® EAFE ETF	2,840,011	2,870,276	525,491
Global X E-commerce ETF	–	13,172,995	3,254,574
Global X S&P Catholic Values Developed ex-U.S. ETF	279,666	–	–
Global X NASDAQ 100® Tail Risk ETF	1,331,450	504,146	64,183
Global X NASDAQ 100® Collar 95-110 ETF	–	811,531	122,966
Global X S&P 500® Tail Risk ETF	291,538	–	–
Global X S&P 500® Collar 95-110 ETF	–	–	–
Global X Disruptive Materials ETF	386,696	1,577,192	(119,199)

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of April 30, 2024 was as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X SuperDividend® ETF
Equity contracts	Unrealized appreciation on Future Contracts	$–	Equity contracts	Unrealized depreciation on Future Contracts	$159,578	*
Total Derivatives not accounted for as hedging instruments		$–			$159,578

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X MSCI SuperDividend® Emerging Markets ETF
Equity contracts	Unrealized appreciation on Future Contracts	$–	Equity contracts	Unrealized depreciation on Future Contracts	$854	*
Total Derivatives not accounted for as hedging instruments		$–			$854

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	Investments purchased, at value	$14,000	Equity contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$14,000			$–

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	Investments purchased, at value	$22,400	Equity contracts	Options written, at value	$529
Total Derivatives not accounted for as hedging instruments		$22,400			$529

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X S&P 500® Tail Risk ETF
Equity contracts	Investments purchased, at value	$9,832	Equity contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$9,832			$–

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X S&P 500® Collar 95-110 ETF
Equity contracts	Investments purchased, at value	$22,550	Equity contracts	Options written, at value	$300
Total Derivatives not accounted for as hedging instruments		$22,550			$300

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2024:

Amount of realized gain or (loss) on derivatives recognized in income:

	Purchased Options	Written Options	Futures
Global X SuperDividend® ETF
Equity contracts	$–	$–	$311,473

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$(24,580)	$–	$–

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$(69,200)	$33,560	$–

Global X S&P 500® Tail Risk ETF
Equity contracts	$(25,088)	$–	$–

Global X S&P 500® Collar 95-110 ETF
Equity contracts	$(42,112)	$4,690	$–

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

	Purchased Options	Written Options	Futures
Global X SuperDividend® ETF
Equity contracts	$–	$–	$(159,578)

Global X MSCI SuperDividend® Emerging Markets ETF
Equity contracts	$–	$–	$(854)

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

	Purchased Options	Written Options	Futures
Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$(15,249)	$–	$–

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$(27,148)	$(10,247)	$–

Global X S&P 500® Tail Risk ETF
Equity contracts	$(15,894)	$–	$–

Global X S&P 500® Collar 95-110 ETF
Equity contracts	$(36,562)	$1,964	$–

The following table discloses the average monthly balances of the Funds’ Futures activity during the period ended April 30, 2024:

	Short Avg	Long Avg
Global X SuperDividend® ETF	$–	$4,879,962
Global X MSCI SuperDividend® Emerging Markets ETF	–	8,826

The following table discloses the average monthly balances of the Funds’ options activity during the period ended April 30, 2024:

	Short Avg	Long Avg
Global X NASDAQ 100® Tail Risk ETF	$–	$16,089
Global X NASDAQ 100® Collar 95-110 ETF	(11,248)	32,392
Global X S&P 500® Tail Risk ETF	–	13,327
Global X S&P 500® Collar 95-110 ETF	(2,980)	22,739

6. TAX INFORMATION

The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2023. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2023.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

6. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the periods ended October 31, 2023 and October 31, 2022 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Lithium & Battery Tech ETF
2024	$–	$–	$–	$–
2023	38,976,032	–	–	38,976,032
Global X SuperDividend® ETF
2024	$–	$–	$–	$–
2023	71,554,165	–	17,865,200	89,419,365
Global X Social Media ETF
2024	$–	$–	$–	$–
2023	696,865	–	–	696,865
Global X Guru® Index ETF
2024	$–	$–	$–	$–
2023	140,340	–	13,339	153,679
Global X SuperIncome™ Preferred ETF
2024	$–	$–	$–	$–
2023	12,843,440	–	–	12,843,440
Global X SuperDividend® U.S. ETF
2024	$–	$–	$–	$–
2023	32,670,182	–	12,029,058	44,699,240
Global X MSCI SuperDividend® Emerging Markets ETF
2024	$–	$–	$–	$–
2023	3,319,170	–	–	3,319,170
Global X SuperDividend® REIT ETF
2024	$8,867,512	$–	$–	$8,867,512
2023	17,667,250	–	6,960,250	24,627,500
Global X Renewable Energy Producers ETF
2024	$357,729	$–	$–	$357,729
2023	839,231	–	–	839,231
Global X S&P 500® Catholic Values ETF
2024	$5,390,628	$–	$–	$5,390,628
2023	7,699,184	–	–	7,699,184
Global X MSCI SuperDividend® EAFE ETF
2024	$371,156	$–	$–	$371,156
2023	736,065	–	–	736,065
Global X E-commerce ETF
2024	$–	$–	$–	$–
2023	–	–	42,666	42,666
Global X S&P Catholic Values Developed ex-U.S. ETF
2024	$184,613	$–	$–	$184,613
2023	253,178	–	–	253,178
Global X NASDAQ 100® Tail Risk ETF
2024	$4,771	$–	$–	$4,771

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2023	4,771	–	–	4,771
Global X NASDAQ 100® Collar 95-110 ETF
2024	$8,877	$–	$–	$8,877
2023	8,877	–	–	8,877
Global X S&P 500® Tail Risk ETF
2024	$32,745	$–	$–	$32,745
2023	32,745	–	–	32,745
Global X S&P 500® Collar 95-110 ETF
2024	$40,011	$–	$–	$40,011
2023	40,011	–	–	40,011
Global X Disruptive Materials ETF
2024	$77,885	$–	$–	$77,885
2023	77,885	–	–	77,885

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

6. TAX INFORMATION (continued)

As of October 31, 2023, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Lithium & Battery Tech ETF	Global X SuperDividend® ETF	Global X Social Media ETF	Global X Guru® Index ETF
Undistributed Ordinary Income	$13,418,223	$–	$221,843	$–
Capital Loss Carryforwards	(709,741,048)	(875,799,892)	(102,258,532)	(20,896,196)
Unrealized Depreciation on Investments and Foreign Currency	(442,916,833)	(148,395,913)	(89,142,998)	(2,638,826)
Other Temporary Differences	(12)	(16)	1	(7)
Total Accumulated Losses	$(1,139,239,670)	$(1,024,195,821)	$(191,179,686)	$(23,535,029)

	Global X SuperIncome™ Preferred ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF(1)
Undistributed Ordinary Income	$690,570	$–	$190,241	$–
Capital Loss Carryforwards	(107,036,095)	(183,409,023)	(30,084,393)	(223,665,882)
Unrealized Depreciation on Investments and Foreign Currency	(20,499,314)	(70,013,786)	(5,645,724)	(68,727,995)
Other Temporary Differences	7	4	(2)	(1,911,500)
Total Accumulated Losses	$(126,844,832)	$(253,422,805)	$(35,539,878)	$(294,305,377)

	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF
Undistributed Ordinary Income	$276,433	$3,291,295	$123,431	$–
Capital Loss Carryforwards	(11,285,599)	(5,249,389)	(2,308,676)	(21,904,088)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(41,122,415)	64,077,187	(1,297,522)	(46,987,499)
Late Year Loss Deferral	–	–	–	(13,818)
Other Temporary Differences	(2)	3	(5)	1
Total Distributable Earnings (Accumulated Losses)	$(52,131,583)	$62,119,096	$(3,482,772)	$(68,905,404)

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF
Undistributed Ordinary Income	$152,209	$2,466	$4,067	$11,623
Capital Loss Carryforwards	(305,713)	(532,778)	(370,940)	(347,869)
Unrealized Depreciation on Investments and Foreign Currency	(888,246)	–	–	–
Other Temporary Differences	2	–	2	–
Total Accumulated Losses	$(1,041,748)	$(530,312)	$(366,871)	$(336,246)

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

6. TAX INFORMATION (continued)

	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF
Undistributed Ordinary Income	$11,286	$54,723
Capital Loss Carryforwards	(316,741)	(1,020,325)
Unrealized Depreciation on Investments and Foreign Currency	–	(2,633,416)
Other Temporary Differences	1	(2)
Total Accumulated Losses	$(305,454)	$(3,599,020)

(1) The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X NASDAQ 100® Tail Risk ETF	$66,442	$466,336	$532,778
Global X NASDAQ 100® Collar 95-110 ETF	17,262	353,678	370,940
Global X S&P 500® Tail Risk ETF	21,340	326,529	347,869
Global X S&P 500® Collar 95-110 ETF	66,167	250,574	316,741
Global X Disruptive Materials ETF	536,299	484,026	1,020,325

(1) The prior year ending balances of $298,494 (ST) and $447,741 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $313,824 (ST) and $470,735 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $38,325. Management has determined that the impact of these errors are not material to the prior year financial statements.

(2) The prior year ending balances of $213,983 (ST) and $320,974 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $229,330 (ST) and $343,996 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $38,369. Management has determined that the impact of these errors are not material to the prior year financial statements.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

6. TAX INFORMATION (continued)

During the year ended October 31, 2023, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Global X NASDAQ 100® Tail Risk ETF	$247,382	$4,398	$251,780
Global X NASDAQ 100® Collar 95-110 ETF	212,068	–	212,068
Global X S&P 500® Tail Risk ETF	186,833	–	186,833
Global X S&P 500® Collar 95-110 ETF	93,274	–	93,274

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2024 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Lithium & Battery Tech ETF	$2,000,395,732	$163,198,812	$(521,461,136)	$(358,262,324)
Global X SuperDividend® ETF	843,959,828	55,372,150	(112,440,955)	(57,068,805)
Global X Social Media ETF	191,008,202	11,999,224	(63,012,712)	(51,013,488)
Global X Guru® Index ETF	39,902,778	3,367,083	(2,878,030)	489,053
Global X SuperIncome™ Preferred ETF	162,823,420	2,607,452	(7,933,101)	(5,325,649)
Global X SuperDividend® U.S. ETF	585,659,302	66,335,928	(31,623,636)	34,712,292
Global X MSCI SuperDividend® Emerging Markets ETF	44,278,213	8,897,485	(7,634,010)	1,263,475
Global X SuperDividend® REIT ETF	228,107,553	2,300,891	(24,364,397)	(22,063,506)
Global X Renewable Energy Producers ETF	72,053,644	695,081	(32,698,909)	(32,003,828)
Global X S&P 500® Catholic Values ETF	607,677,565	228,981,764	(33,776,090)	195,205,674
Global X MSCI SuperDividend® EAFE ETF	11,264,143	837,438	(822,112)	15,326
Global X E-commerce ETF	81,504,331	9,672,304	(18,865,553)	(9,193,249)
Global X S&P Catholic Values Developed ex-U.S. ETF	15,677,877	2,710,015	(790,167)	1,919,848
Global X NASDAQ 100® Tail Risk ETF	2,335,520	25	(16,702)	(16,677)
Global X NASDAQ 100® Collar 95-110 ETF	1,518,357	279,060	16,149	295,209
Global X S&P 500® Tail Risk ETF	2,836,630	557,180	(243,474)	313,706
Global X S&P 500® Collar 95-110 ETF	2,319,726	480,459	(218,294)	262,165
Global X Disruptive Materials ETF	7,823,178	538,554	(1,562,702)	(1,024,148)

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying index).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023. There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Funds invest that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BBH and BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

Securities pledged as collateral for repurchase agreements held in the Global X Lithium & Battery Tech ETF, Global X SuperDividend® ETF, Global X Social Media ETF, Global X Guru® Index ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X Renewable Energy Producers ETF, and Global X E-commerce ETF, are held by BNY Mellon and are designated as being held on each Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statement of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2024.

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Lithium & Battery Tech ETF	$96,214,633	$96,214,633	$—	$—
Global X SuperDividend® ETF	35,558,121	29,941,878	5,616,243	—
Global X Social Media ETF	1,427,310	1,427,310	—	—
Global X Guru® Index ETF	580,894	580,894	—	—
Global X SuperIncome™ Preferred ETF	8,785,171	8,785,171	—	—
Global X SuperDividend® U.S. ETF	10,170,192	10,170,192	—	—
Global X Renewable Energy Producers ETF	2,172,911	2,001,561	171,350	—
Global X E-commerce ETF	2,477,820	2,371,885	105,935	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at April 30, 2024 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2024, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Lithium & Battery Tech ETF
Repurchase Agreements	$83,900,651	$—	$—	$—	$83,900,651
Total	$83,900,651	$—	$—	$—	$83,900,651
Global X SuperDividend® ETF
Repurchase Agreements	$32,683,224	$—	$—	$—	$32,683,224
U.S. Government Securities $	—	$—	$—	$5,616,243	$5,616,243
Total	$32,683,224	$—	$—	$5,616,243	$38,299,467
Global X Social Media ETF
Repurchase Agreements	$1,521,256	$—	$—	$—	$1,521,256
Total	$1,521,256	$—	$—	$—	$1,521,256

Notes to Financial Statements (Continued)

April 30, 2024 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Guru® Index ETF
Repurchase Agreements	$515,800	$—	$—	$—	$515,800
Total	$515,800	$—	$—	$—	$515,800
Global X SuperIncome™ Preferred ETF
Repurchase Agreements	$7,655,486	$—	$—	$—	$7,655,486
Total	$7,655,486	$—	$—	$—	$7,655,486
Global X SuperDividend® U.S. ETF
Repurchase Agreements	$10,774,744	$—	$—	$—	$10,774,744
Total	$10,774,744	$—	$—	$—	$10,774,744
Global X Renewable Energy Producers ETF
Repurchase Agreements	$2,142,060	$—	$—	$—	$2,142,060
U.S. Government Securities	$—	$—	$—	$171,350	$171,350
Total	$2,142,060	$—	$—	$171,350	$2,313,410
Global X E-commerce ETF
Repurchase Agreements	$2,514,190	$—	$—	$—	$2,514,190
U.S. Government Securities	—	—	—	105,935	105,935
Total	$2,514,190	$—	$—	$105,935	$2,620,125

9. REVERSE STOCK SPLIT

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of the Global X SuperDividend® ETF, Global X MSCI SuperDividend® Emerging Markets ETF and Global X SuperDividend® REIT ETF, (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts.

Notes to Financial Statements (Concluded)

April 30, 2024 (Unaudited)

10. CONTRACTUAL OBLIGATION (continued)

Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

11. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events.

In preparing these financial statements, management has evaluated there is no need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from (November 1, 2023 through April 30, 2024).

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Lithium & Battery Tech ETF
Actual Fund Return	$1,000.00	$940.50	0.75%	$3.62
Hypothetical 5% Return	1,000.00	1,021.13	0.75	3.77

Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$1,125.70	0.58%	$3.07
Hypothetical 5% Return	1,000.00	1,021.98	0.58	2.92

Global X Social Media ETF
Actual Fund Return	$1,000.00	$1,175.10	0.65%	$3.52
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X Guru® Index ETF
Actual Fund Return	$1,000.00	$1,209.50	0.75%	$4.12
Hypothetical 5% Return	1,000.00	1,021.13	0.75	3.77

Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$1,133.80	0.48%	$2.55
Hypothetical 5% Return	1,000.00	1,022.48	0.48	2.41

Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$1,135.10	0.46%	$2.44
Hypothetical 5% Return	1,000.00	1,022.58	0.46	2.31

Global X MSCI SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$1,187.40	0.66%	$3.59
Hypothetical 5% Return	1,000.00	1,021.58	0.66	3.32

Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$1,084.40	0.59%	$3.06
Hypothetical 5% Return	1,000.00	1,021.93	0.59	2.97

Global X Renewable Energy Producers ETF
Actual Fund Return	$1,000.00	$1,037.50	0.65%	$3.29
Hypothetical 5% Return	1,000.00	1,021.63	0.65	3.27

Global X S&P 500® Catholic Values ETF
Actual Fund Return	$1,000.00	$1,203.70	0.29%	$1.59
Hypothetical 5% Return	1,000.00	1,023.42	0.29	1.46

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MSCI SuperDividend® EAFE ETF
Actual Fund Return	$1,000.00	$1,167.90	0.56%	$3.02
Hypothetical 5% Return	1,000.00	1,022.08	0.56	2.82

Global X E-commerce ETF
Actual Fund Return	$1,000.00	$1,070.90	0.50%	$2.57
Hypothetical 5% Return	1,000.00	1,022.38	0.50	2.51

Global X S&P Catholic Values Developed ex-U.S. ETF
Actual Fund Return	$1,000.00	$1,191.10	0.35%	$1.91
Hypothetical 5% Return	1,000.00	1,023.12	0.35	1.76

Global X NASDAQ 100® Tail Risk ETF
Actual Fund Return	$1,000.00	$1,184.50	0.25%	$1.36
Hypothetical 5% Return	1,000.00	1,023.62	0.25	1.26

Global X NASDAQ 100® Collar 95-110 ETF
Actual Fund Return	$1,000.00	$1,171.60	0.25%	$1.35
Hypothetical 5% Return	1,000.00	1,023.62	0.25	1.26

Global X S&P 500® Tail Risk ETF
Actual Fund Return	$1,000.00	$1,189.10	0.25%	$1.36
Hypothetical 5% Return	1,000.00	1,023.62	0.25	1.26

Global X S&P 500® Collar 95-110 ETF
Actual Fund Return	$1,000.00	$1,170.20	0.25%	$1.35
Hypothetical 5% Return	1,000.00	1,023.62	0.25	1.26

Global X Disruptive Materials ETF
Actual Fund Return	$1,000.00	$1,149.00	0.59%	$3.15
Hypothetical 5% Return	1,000.00	1,021.93	0.59	2.97

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Renewal of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Trust held on November 16, 2023, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Semi-Annual Report (each, a “Renewal Fund” and together, the “Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”), each between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the November 16, 2023 Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. Subsequent to the receipt of that information, the Independent Trustees requested additional information regarding certain changes in senior management of Global X Management, which was provided to them in advance of the Board meeting.

At the November 16, 2023 Board meeting, the Board approved the Renewal Agreements, for the period ending February 29, 2024, in order to ensure continuity of management of the Renewal Funds. However, the Independent Trustees also determined to postpone a vote on the renewal of the Renewal Agreements for a full annual period in order to provide the Independent Trustees with the opportunity to further consider certain changes in Global X Management’s senior leadership, which occurred approximately contemporaneously with the Board’s consideration of the Renewal Agreements, and in order to permit Global X Management to confirm certain information provided in advance of the November 16, 2023 Board meeting. Global X Management subsequently provided additional information to the Board in advance of a second meeting called for the purpose of considering the extension of the Renewal Agreements for a full year. At a Board meeting of the Trust held on December 21, 2023, the Trust’s Board, which was comprised entirely of Independent Trustees, unanimously approved the continuation of the Renewal Agreements for an aggregate one-year period ending November 30, 2024.

In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings

Renewal of Investment Advisory Agreement (Unaudited) (Continued)

with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In considering the key personnel, the Board considered the departures of certain key executives of Global X Management and their replacements, and the plan for identifying a permanent replacement for Global X Management’s chief executive officer;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel. In evaluating key personnel, the Board considered the qualifications of Global X Management’s chief operating officer and interim chief executive officer, and considered Global X Management’s plans for hiring a permanent chief executive

Renewal of Investment Advisory Agreement (Unaudited) (Continued)

officer.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and overperformance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms, and in the case of passively managed ETFs, considered their tracking against their underlying indexes.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality

Renewal of Investment Advisory Agreement (Unaudited) (Continued)

of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order

Renewal of Investment Advisory Agreement (Unaudited) (Concluded)

to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-003-1300

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: July 8, 2024